UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07705

Virtus Asset Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
VIRTUS ASSET TRUST

June 30, 2022
Virtus Seix Core Bond Fund*
Virtus Seix Corporate Bond Fund*
Virtus Seix Floating Rate High Income Fund*
Virtus Seix High Grade Municipal Bond Fund*
Virtus Seix High Income Fund*
Virtus Seix High Yield Fund*
Virtus Seix Investment Grade Tax-Exempt Bond Fund*
Virtus Seix Short-Term Bond Fund*
Virtus Seix Short-Term Municipal Bond Fund*
Virtus Seix Total Return Bond Fund*
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund*
Virtus Seix U.S. Mortgage Fund*
Virtus Seix Ultra-Short Bond Fund*
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is  not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied  by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent  information.

MESSAGE TO SHAREHOLDERS
To Virtus Asset Trust Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended June 30, 2022.
During the first half of the year, market volatility increased as investors contended with higher inflation, rising interest rates, and efforts by the Federal Reserve (Fed) to tighten monetary policy. Russia’s invasion of Ukraine in late February led to higher energy and food costs, adding to the uncertainty.
Domestic equity indexes struggled during the six months ended June 30, 2022. U.S. large-capitalization stocks were down 19.96%, as measured by the S&P 500® Index, and small-cap stocks lost 23.43%, as measured by the Russell 2000® Index. Losses were felt more broadly in international equities, with developed markets, as measured by the MSCI EAFE® Index (net), declining 19.57%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were down 17.63%.
In fixed income markets, the yield on the 10-year Treasury rose to 2.98% on June 30, 2022, from 1.52% on December 31, 2021, as the Fed began to raise interest rates in March to tackle inflation. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 10.35% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, lost 14.19%.
When markets are volatile, it is best to focus on your long-term goals rather than the headlines. Your financial advisor can help. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Asset Trust
August 2022
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2022 TO June 30, 2022
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of  a Virtus Asset Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Seix Core Bond Fund
	Class A	$ 1,000.00	$ 895.30	0.64%	$ 3.01
	Class I	1,000.00	895.90	0.50	2.35
	Class R6	1,000.00	896.50	0.36	1.69
Seix Corporate Bond Fund
	Class A	1,000.00	840.10	0.95	4.33
	Class C	1,000.00	837.50	1.65	7.52
	Class I	1,000.00	841.30	0.70	3.20
	Class R6	1,000.00	842.40	0.43	1.96
Seix Floating Rate High Income Fund
	Class A	1,000.00	950.10	0.95	4.59
	Class C	1,000.00	946.20	1.53	7.38
	Class I	1,000.00	951.50	0.63	3.05
	Class R6	1,000.00	952.10	0.53	2.57
Seix High Grade Municipal Bond Fund
	Class A	1,000.00	909.50	0.73	3.46
	Class I	1,000.00	910.20	0.58	2.75
Seix High Income Fund
	Class A	1,000.00	850.50	0.93	4.27
	Class I	1,000.00	852.80	0.68	3.12
	Class R6	1,000.00	851.60	0.59	2.71
Seix High Yield Fund
	Class A	1,000.00	855.90	0.82	3.77
	Class I	1,000.00	857.40	0.64	2.95
	Class R6	1,000.00	857.90	0.53	2.44
Seix Investment Grade Tax-Exempt Bond Fund
	Class A	1,000.00	926.90	0.67	3.20
	Class I	1,000.00	927.50	0.52	2.49
Seix Short-Term Bond Fund
	Class A	1,000.00	965.30	0.80	3.90
	Class C	1,000.00	963.40	1.19	5.79
	Class I	1,000.00	966.10	0.60	2.92
Seix Short-Term Municipal Bond Fund
	Class A	1,000.00	968.20	0.54	2.64
	Class I	1,000.00	968.00	0.37	1.81

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2022 TO June 30, 2022
		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Seix Total Return Bond Fund
	Class A	$1,000.00	$899.30	0.70%	$3.30
	Class I	1,000.00	900.30	0.46	2.17
	Class R6	1,000.00	900.90	0.31	1.46
Seix U.S. Government Securities Ultra-Short Bond Fund
	Class A	1,000.00	985.40	0.66	3.25
	Class I	1,000.00	987.60	0.41	2.02
	Class R6	1,000.00	987.30	0.26	1.28
Seix U.S. Mortgage Fund
	Class A	1,000.00	915.40	0.90	4.27
	Class C	1,000.00	913.10	1.65	7.83
	Class I	1,000.00	917.30	0.70	3.33
Seix Ultra-Short Bond Fund
	Class A	1,000.00	978.00	0.65	3.19
	Class I	1,000.00	980.20	0.40	1.96

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Seix Core Bond Fund
	Class A	$ 1,000.00	$ 1,021.62	0.64%	$ 3.21
	Class I	1,000.00	1,022.32	0.50	2.51
	Class R6	1,000.00	1,023.01	0.36	1.81
Seix Corporate Bond Fund
	Class A	1,000.00	1,020.08	0.95	4.76
	Class C	1,000.00	1,016.61	1.65	8.25
	Class I	1,000.00	1,021.32	0.70	3.51
	Class R6	1,000.00	1,022.66	0.43	2.16
Seix Floating Rate High Income Fund
	Class A	1,000.00	1,020.08	0.95	4.76
	Class C	1,000.00	1,017.21	1.53	7.65
	Class I	1,000.00	1,021.67	0.63	3.16
	Class R6	1,000.00	1,022.17	0.53	2.66
Seix High Grade Municipal Bond Fund
	Class A	1,000.00	1,021.17	0.73	3.66
	Class I	1,000.00	1,021.92	0.58	2.91

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2022 TO June 30, 2022
		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Seix High Income Fund
	Class A	$1,000.00	$1,020.18	0.93%	$4.66
	Class I	1,000.00	1,021.42	0.68	3.41
	Class R6	1,000.00	1,021.87	0.59	2.96
Seix High Yield Fund
	Class A	1,000.00	1,020.73	0.82	4.11
	Class I	1,000.00	1,021.62	0.64	3.21
	Class R6	1,000.00	1,022.17	0.53	2.66
Seix Investment Grade Tax-Exempt Bond Fund
	Class A	1,000.00	1,021.47	0.67	3.36
	Class I	1,000.00	1,022.22	0.52	2.61
Seix Short-Term Bond Fund
	Class A	1,000.00	1,020.83	0.80	4.01
	Class C	1,000.00	1,018.89	1.19	5.96
	Class I	1,000.00	1,021.82	0.60	3.01
Seix Short-Term Municipal Bond Fund
	Class A	1,000.00	1,022.12	0.54	2.71
	Class I	1,000.00	1,022.96	0.37	1.86
Seix Total Return Bond Fund
	Class A	1,000.00	1,021.32	0.70	3.51
	Class I	1,000.00	1,022.51	0.46	2.31
	Class R6	1,000.00	1,023.26	0.31	1.56
Seix U.S. Government Securities Ultra-Short Bond Fund
	Class A	1,000.00	1,021.52	0.66	3.31
	Class I	1,000.00	1,022.76	0.41	2.06
	Class R6	1,000.00	1,023.51	0.26	1.30
Seix U.S. Mortgage Fund
	Class A	1,000.00	1,020.33	0.90	4.51
	Class C	1,000.00	1,016.61	1.65	8.25
	Class I	1,000.00	1,021.32	0.70	3.51
Seix Ultra-Short Bond Fund
	Class A	1,000.00	1,021.57	0.65	3.26
	Class I	1,000.00	1,022.81	0.40	2.01

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2022
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Adjustable Rate Mortgages (“ARMS”)
ARMs, also known as variable-rate mortgages, have an interest rate that may change periodically depending on changes in a corresponding financial index that is associated with the loan.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Commercial Mortgage-Backed Securities (“CMBS”)
Commercial mortgage-backed securities are fixed income investment products backed by mortgage loans on commercial properties such as apartment buildings and complexes, multi-family dwellings, factories, hotels and other commercial real estate.
Constant Maturity Treasury (“CMT”)
An interest rate that represents a daily determination of what the yield on a U.S. Treasury bill, note, or bond would be if it were issued on that day. The Treasury Department publishes these rates on a daily and weekly basis in reports called Special Interest Rates.
Credit Default Swap (“CDS”)
A CDS is a financial derivative contract that shifts the credit risk of a fixed income product to a counterparty in exchange for a premium. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, may expect to receive a payoff if the asset defaults.
Federal Reserve (the “Fed”)
The central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
General Obligation Bonds (“GOs”)
A general obligation bond is a municipal bond backed by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project. General obligation bonds are issued with the belief that a municipality will be able to repay its debt obligation through taxation or revenue from projects.
Government National Mortgage Association (“GNMA” or “Ginnie Mae”)
Government National Mortgage Association, also known as “Ginnie Mae”, is a wholly-owned United States Government corporation within the Department of Housing and Urban Development and the principal governmental guarantor of U.S. mortgage-related securities.
Intercontinental Exchange (“ICE”)
An American Fortune 500 company formed in 2000 that operates global exchanges and clearing houses, and provides mortgage technology, data and listing services. The company owns exchanges for financial and commodity markets, and operates 12 regulated exchanges and marketplaces. This includes ICE futures exchanges in the United States, Canada and Europe, the Liffe futures exchanges in Europe, the New York Stock Exchange, equity options exchanges and over-the-counter energy, credit and equity markets.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2022
Markit CDX® North American High Yield Index (“CDX.NA.HY”)
CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings as published by Markit® from time to time.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Permanent School Fund Guarantee Program (“PSF-GTD”)
The Permanent School Fund Guarantee Program guarantees bonds issued by a school district or charter school. The PSF-GTD has received “AAA” ratings from the major bond rating services and replaces the need for private bond insurance.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Real Estate Mortgage Investment Conduit (“REMIC”)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
School Bond Guaranty (“SCH BD GTY”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
State Credit Enhancement Program (“SD CRED PROG”)
A program by which certain public school districts are able to issue statutorily specified debt instruments at a lower interest rate by extending to those districts the credit rating of the state in which they are located.  In the event of a district default on debt service payment, the state will pay the amount due from available cash balances. The school board must pledge the full faith and credit and taxing power of the district to repayment of any amount paid by the state.

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2022
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2022.
Seix Core Bond Fund
Mortgage-Backed Securities		38%
Agency	31%
Non-Agency	7
U.S. Government Securities		34
Corporate Bonds and Notes		17
Financials	7
Energy	3
All other Corporate Bonds and Notes	7
Asset-Backed Securities		6
Other	4
Credit Card	2
Short-Term Investment		4
Securities Lending Collateral		1
Total		100%
Seix Corporate Bond Fund
Corporate Bonds and Notes		86%
Financials	33%
Energy	16
Communication Services	9
Consumer Discretionary	8
Utilities	6
Materials	5
Real Estate	3
All other Corporate Bonds and Notes	6
U.S. Government Securities		11
Other (includes short-term investment and securities lending collateral )		3
Total		100%

Seix Floating Rate High Income Fund
Leveraged Loans		93%
Information Technology	14%
Health Care	12
Service	10
Chemicals	6
Financials	5
Aerospace	4
Media / Telecom - Diversified Media	4
All other Leveraged Loans	38
Corporate Bonds and Notes		5
Preferred Stock		1
Common Stocks		1
Total		100%
Seix High Grade Municipal Bond Fund
Municipal Bonds	90%
Short-Term Investment	10
Total	100%

Seix High Income Fund
Corporate Bonds and Notes		91%
Consumer Discretionary	19%
Financials	19
Energy	17
Communication Services	11
Industrials	9
Health Care	5
Information Technology	3
All other Corporate Bonds and Notes	8
Short-Term Investment		6
Leveraged Loans		1
Other (includes securities lending collateral)		2
Total		100%
Seix High Yield Fund
Corporate Bonds and Notes		98%
Consumer Discretionary	21%
Financials	18
Energy	15
Communication Services	14
Industrials	9
Health Care	6
Information Technology	4
All other Corporate Bonds and Notes	11
Leveraged Loans		1
Other (includes short-term investment and securities lending collateral )		1
Total		100%

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2022
Seix Investment Grade Tax-Exempt Bond Fund
Municipal Bonds	92%
Short-Term Investment	8
Total	100%
Seix Short-Term Bond Fund
U.S. Government Securities		61%
Corporate Bonds and Notes		20
Financials	8%
Communication Services	3
Energy	3
Health Care	2
All other Corporate Bonds and Notes	4
Asset-Backed Securities		11
Credit Card	6
Automobiles	3
All other Asset-Backed Securities	2
Mortgage-Backed Securities		7
Non-Agency	4
Agency	3
Short-Term Investment		1
Total		100%

Seix Short-Term Municipal Bond Fund
Municipal Bonds	86%
Short-Term Investment	14
Total	100%
Seix Total Return Bond Fund
Mortgage-Backed Securities		38%
Agency	32%
Non-Agency	6
U.S. Government Securities		36
Corporate Bonds and Notes		18
Financials	7
Energy	3
Consumer Discretionary	2
Communication Services	2
All other Corporate Bonds and Notes	4
Asset-Backed Securities		6
Other	4
Credit Card	2
Short-Term Investment		2
Total		100%

Seix U.S. Government Securities Ultra-Short Bond Fund
Mortgage-Backed Securities		96%
Agency	96%
Short-Term Investment		4
Total		100%
Seix U.S. Mortgage Fund
Mortgage-Backed Securities		89%
Agency	89%
U.S. Government Security		10
Short-Term Investment		1
Total		100%

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2022
Seix Ultra-Short Bond Fund
Corporate Bonds and Notes		49%
Financials	23%
Communication Services	8
Energy	7
Industrials	4
Utilities	3
Information Technology	3
Consumer Discretionary	1
Mortgage-Backed Securities		26
Non-Agency	17
Agency	9
Asset-Backed Securities		22
Automobiles	7
Credit Card	6
Other	5
Student Loan	4
Short-Term Investment		3
Total		100%

SEIX CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—34.2%
U.S. Treasury Bonds 2.250%, 2/15/52	$ 7,556	$ 6,219
U.S. Treasury Inflation Indexed Bonds 0.125%, 1/15/32	3,863	3,667
U.S. Treasury Notes
1.375%, 6/30/23	3,179	3,130
0.125%, 12/15/23	1,420	1,363
0.375%, 7/15/24	3,978	3,773
0.500%, 3/31/25	1,197	1,117
1.875%, 2/28/27	1,080	1,025
2.875%, 5/15/32	5,331	5,271
Total U.S. Government Securities (Identified Cost $26,096)		25,565

Mortgage-Backed Securities—38.0%
Agency—31.5%
Federal Home Loan Mortgage Corp.
Pool #G60019 4.500%, 3/1/44	126	130
Pool #Q35611 4.000%, 9/1/45	279	281
Pool #Q42921 3.500%, 9/1/46	382	374
Pool #Q52135 3.500%, 11/1/47	590	579
Pool #ZM5226 3.500%, 12/1/47	356	347
Pool #Q53881 4.500%, 1/1/48	246	253
Pool #Q61680 4.000%, 2/1/49	246	246
Pool #QA3079 3.500%, 10/1/49	185	180
Pool #QA4766 3.500%, 11/1/49	385	377
Pool #SD0164 3.500%, 12/1/49	342	332
Pool #RA2622 3.000%, 5/1/50	237	221
Pool #QA9935 3.000%, 6/1/50	154	145
Pool #QC2692 3.000%, 6/1/51	231	218
Pool #QC4721 3.000%, 7/1/51	435	407
Pool #QC5404 3.500%, 8/1/51	98	95
Pool #QD4125 3.500%, 1/1/52	299	288
Pool #QD6687 3.500%, 2/1/52	219	211
Pool #QD9468 3.500%, 4/1/52	269	260
Pool #RA7191 3.500%, 4/1/52	831	801
Pool #QD9700 4.000%, 4/1/52	373	370
Pool #QE0961 4.000%, 4/1/52	563	559
Pool #SD0974 4.000%, 4/1/52	653	644
	Par Value	Value

Agency—continued
Pool #QE1443 4.000%, 5/1/52	$ 475	$ 471
Pool #QE1732 4.000%, 5/1/52	359	355
Pool #QE1795 4.000%, 5/1/52	627	619
Pool #QE1985 4.500%, 5/1/52	289	292
Pool #QE2366 5.000%, 5/1/52	95	98
Pool #RA7502 5.000%, 6/1/52	430	439
Pool #QE4826 4.500%, 7/1/52	773	778
Federal National Mortgage Association
Pool #BE5050 4.000%, 9/1/45	355	358
Pool #BA4799 4.000%, 2/1/46	125	126
Pool #BJ8599 3.500%, 4/1/48	65	64
Pool #BK6111 4.000%, 7/1/48	443	446
Pool #BN4542 4.500%, 2/1/49	74	74
Pool #BO1345 3.500%, 8/1/49	277	269
Pool #BO3024 3.500%, 10/1/49	175	170
Pool #BO4386 3.500%, 11/1/49	106	103
Pool #CA5122 3.000%, 2/1/50	213	200
Pool #FM8210 3.000%, 4/1/50	220	207
Pool #FM3181 4.000%, 4/1/50	120	120
Pool #BP5431 3.000%, 6/1/50	79	74
Pool #BP5432 3.000%, 6/1/50	272	256
Pool #FM7290 3.000%, 5/1/51	574	541
Pool #BT1809 3.000%, 6/1/51	481	449
Pool #BU9897 3.500%, 1/1/52	407	392
Pool #CB2684 3.500%, 1/1/52	217	210
Pool #FS0268 3.500%, 1/1/52	298	288
Pool #BV3044 3.000%, 2/1/52	479	452
Pool #CB2760 3.500%, 2/1/52	440	424
Pool #BV7183 3.500%, 3/1/52	417	402
Pool #BU8882 4.000%, 3/1/52	920	910
Pool #BV8320 3.500%, 4/1/52	341	330
See Notes to Financial Statements

SEIX CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #FS1443 3.500%, 4/1/52	$ 988	$ 954
Pool #BV5675 4.000%, 4/1/52	248	246
Pool #FS1253 4.000%, 4/1/52	454	450
Pool #FS1383 4.000%, 4/1/52	273	270
Pool #BV8328 3.500%, 5/1/52	665	641
Pool #BV8342 3.500%, 5/1/52	583	563
Pool #CB3630 4.000%, 5/1/52	831	821
Pool #BV5020 5.000%, 6/1/52	90	92
Pool #BV9705 5.000%, 6/1/52	345	353
Pool #BW1929 5.000%, 6/1/52	250	256
Pool #CB3922 5.000%, 6/1/52	440	450
Pool #FS2249 5.000%, 6/1/52	520	535
Pool #BW3311 4.500%, 7/1/52	650	656
		23,522

Non-Agency—6.5%
BB-UBS Trust
2012-SHOW, A 144A 3.430%, 11/5/36(1)	200	192
2012-SHOW, B 144A 3.882%, 11/5/36(1)	605	581
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(1)	100	96
Century Plaza Towers 2019-CPT, B 144A 3.097%, 11/13/39(1)(2)	310	266
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	336	304
2020-1, B1 144A 2.280%, 7/15/60(1)	248	223
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(1)	435	439
2012-BWTR, A 144A 2.954%, 11/5/34(1)	695	690
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%, Cap N/A, Floor 0.920%) 144A 2.244%, 7/15/25(1)(2)	165	161
JPMBB Commercial Mortgage Securities Trust 2013-C15, A4 4.096%, 11/15/45	395	394
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	260	251
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(1)	530	458
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(1)	335	284
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust
2013-BTC, A 144A 3.544%, 4/16/35(1)	$ 190	$ 188
2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 2.474%, 2/15/40(1)(2)	332	319
		4,846

Total Mortgage-Backed Securities (Identified Cost $29,500)		28,368

Asset-Backed Securities—5.9%
Credit Card—1.5%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 1.594%, 5/15/28(2)	550	538
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.052%, 5/14/29(2)	585	576
		1,114

Other—4.4%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	255	229
DB Master Finance LLC 2021-1A, A23 144A 2.791%, 11/20/51(1)	483	398
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	357	346
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	677	644
New Economy Assets Phase 1 Sponsor LLC 2021-1, A1 144A 1.910%, 10/20/61(1)(3)	275	240
Stack Infrastructure Issuer LLC 2021-1A, A2 144A 1.877%, 3/26/46(1)	440	395
Taco Bell Funding LLC
2016-1A, A23 144A 4.970%, 5/25/46(1)	233	231
2021-1A, A23 144A 2.542%, 8/25/51(1)	373	305
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	325	283
Wendy’s Funding LLC 2018-1A, A2II 144A 3.884%, 3/15/48(1)	200	189
		3,260

Total Asset-Backed Securities (Identified Cost $4,754)		4,374

Corporate Bonds and Notes—16.7%
Communication Services—1.5%
AT&T, Inc.
2.250%, 2/1/32	216	176
3.550%, 9/15/55	396	297
Magallanes, Inc. 144A 5.141%, 3/15/52(1)	406	341
Paramount Global
4.200%, 5/19/32	172	152

See Notes to Financial Statements

SEIX CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Communication Services—continued
4.950%, 5/19/50	$ 200	$ 167
		1,133

Consumer Discretionary—1.0%
AutoNation, Inc. 3.850%, 3/1/32	135	116
Hyatt Hotels Corp. 1.800%, 10/1/24	203	192
Kohl’s Corp. 3.375%, 5/1/31(4)	234	203
Marriott International, Inc. Series GG 3.500%, 10/15/32	251	217
		728

Consumer Staples—0.8%
Coca-Cola Co. (The) 1.000%, 3/15/28(4)	389	336
Mars, Inc. 144A 2.450%, 7/16/50(1)	414	277
		613

Energy—2.6%
Boardwalk Pipelines LP 4.450%, 7/15/27	94	91
Continental Resources, Inc. 144A 2.875%, 4/1/32(1)	282	220
Enterprise Products Operating LLC 4.200%, 1/31/50	203	169
HF Sinclair Corp. 144A 4.500%, 10/1/30(1)	312	284
Pioneer Natural Resources Co. 1.900%, 8/15/30	549	449
Plains All American Pipeline LP 3.800%, 9/15/30	455	402
Targa Resources Corp. 4.200%, 2/1/33	178	161
Williams Cos., Inc. (The) 3.500%, 10/15/51	205	153
		1,929

Financials—6.7%
AerCap Ireland Capital DAC 3.850%, 10/29/41	226	163
Avolon Holdings Funding Ltd.
144A 2.125%, 2/21/26(1)	467	404
144A 4.250%, 4/15/26(1)	171	158
Bank of America Corp.
2.087%, 6/14/29	204	175
2.572%, 10/20/32	291	240
Daimler Trucks Finance North America LLC 144A 2.500%, 12/14/31(1)	332	270
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	495	434
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	212	189
JPMorgan Chase & Co.
0.824%, 6/1/25	412	385
1.578%, 4/22/27	49	44
	Par Value	Value

Financials—continued
KeyBank N.A. 4.390%, 12/14/27	$ 250	$ 249
Morgan Stanley
0.791%, 1/22/25	472	446
1.593%, 5/4/27	657	583
Old Republic International Corp. 3.850%, 6/11/51	229	173
U.S. Bancorp 3.700% (5)	298	229
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 10/15/27	375	368
Wells Fargo & Co.
3.526%, 3/24/28	383	363
3.350%, 3/2/33	161	143
		5,016

Health Care—0.8%
AbbVie, Inc. 4.250%, 11/21/49	350	311
Elevance Health, Inc. 1.500%, 3/15/26	282	257
		568

Industrials—0.7%
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/36	175	176
Triton Container International Ltd. 3.250%, 3/15/32	479	389
		565

Information Technology—0.2%
Micron Technology, Inc. 3.477%, 11/1/51	224	155
Materials—1.3%
Freeport-McMoRan, Inc. 5.450%, 3/15/43	396	366
LYB International Finance III LLC 3.625%, 4/1/51	148	109
Newmont Corp.
2.250%, 10/1/30	286	238
6.250%, 10/1/39	239	263
		976

Real Estate—0.2%
Tanger Properties LP 2.750%, 9/1/31	213	167
Utilities—0.9%
Boardwalk Pipelines LP 3.400%, 2/15/31	140	120
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	189	164
Pacific Gas and Electric Co. 2.500%, 2/1/31	207	158

See Notes to Financial Statements

SEIX CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Southern Co. (The) Series A 3.700%, 4/30/30	$ 221	$ 205
		647

Total Corporate Bonds and Notes (Identified Cost $14,531)		12,497

Total Long-Term Investments—94.8% (Identified Cost $74,881)		70,804

	Shares
Short-Term Investment—4.7%
Money Market Mutual Fund—4.7%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(6)	3,499,410	3,499
Total Short-Term Investment (Identified Cost $3,499)		3,499

Securities Lending Collateral—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(6)(7)	517,222	517
Total Securities Lending Collateral (Identified Cost $517)		517

TOTAL INVESTMENTS—100.2% (Identified Cost $78,897)		$74,820
Other assets and liabilities, net—(0.2)%		(115)
NET ASSETS—100.0%		$74,705
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $9,666 or 12.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	All or a portion of security is on loan.
(5)	No contractual maturity date.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Represents security purchased with cash collateral received for securities on loan.

The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 4,374	$ —	$ 4,134	$240
Corporate Bonds and Notes	12,497	—	12,497	—
Mortgage-Backed Securities	28,368	—	28,368	—
U.S. Government Securities	25,565	—	25,565	—
Securities Lending Collateral	517	517	—	—
Money Market Mutual Fund	3,499	3,499	—	—
Total Investments	$74,820	$4,016	$70,564	$240
There were no transfers  into or  out of Level 3 related to securities held at June 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

SEIX CORPORATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—11.4%
U.S. Treasury Bonds 1.875%, 11/15/51	$ 3,211	$ 2,409
U.S. Treasury Notes
0.500%, 3/31/25	2,540	2,371
0.875%, 6/30/26	144	132
1.875%, 2/15/32	1,947	1,764
Total U.S. Government Securities (Identified Cost $7,168)		6,676

Corporate Bonds and Notes—87.1%
Communication Services—8.8%
AT&T, Inc.
2.250%, 2/1/32	642	524
3.550%, 9/15/55	530	397
Magallanes, Inc. 144A 5.141%, 3/15/52(1)	1,401	1,176
Paramount Global
4.200%, 5/19/32	909	802
4.950%, 5/19/50	966	810
Verizon Communications, Inc. 4.125%, 3/16/27	1,427	1,424
		5,133

Consumer Discretionary—8.0%
AutoNation, Inc. 3.850%, 3/1/32	1,045	900
Carnival Corp. 144A 9.875%, 8/1/27(1)	1,721	1,678
Hyatt Hotels Corp. 1.800%, 10/1/24	873	825
Kohl’s Corp. 3.375%, 5/1/31(2)	735	638
Tapestry, Inc. 3.050%, 3/15/32	761	620
		4,661

Consumer Staples—1.2%
Mars, Inc. 144A 2.450%, 7/16/50(1)	1,035	694
Energy—15.8%
Boardwalk Pipelines LP 4.450%, 7/15/27	951	920
Continental Resources, Inc. 144A 2.875%, 4/1/32(1)	955	746
Enterprise Products Operating LLC 4.200%, 1/31/50	851	710
HF Sinclair Corp. 144A 4.500%, 10/1/30(1)	1,673	1,523
Petroleos Mexicanos 6.700%, 2/16/32	1,053	798
Pioneer Natural Resources Co. 1.900%, 8/15/30	2,335	1,907
Plains All American Pipeline LP 3.800%, 9/15/30	1,607	1,420
Targa Resources Corp. 4.200%, 2/1/33	623	564
	Par Value	Value

Energy—continued
Williams Cos., Inc. (The) 3.500%, 10/15/51	$ 920	$ 684
		9,272

Financials—33.5%
AerCap Ireland Capital DAC 3.850%, 10/29/41	613	442
Avolon Holdings Funding Ltd. 144A 2.125%, 2/21/26(1)	1,527	1,320
Bank of America Corp. 2.572%, 10/20/32	1,423	1,174
Daimler Trucks Finance North America LLC
144A 1.625%, 12/13/24(1)	650	611
144A 2.500%, 12/14/31(1)	898	732
Ford Motor Credit Co. LLC 3.375%, 11/13/25	1,135	1,022
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	1,865	1,637
Hyundai Capital America 144A 2.000%, 6/15/28(1)	1,362	1,145
JPMorgan Chase & Co. 1.578%, 4/22/27	854	760
Morgan Stanley
0.791%, 1/22/25	1,195	1,130
1.593%, 5/4/27	943	837
NatWest Group plc 5.516%, 9/30/28	1,000	1,007
Old Republic International Corp. 3.850%, 6/11/51	1,162	877
OneMain Finance Corp. 4.000%, 9/15/30	1,053	780
Pricoa Global Funding I 144A 1.200%, 9/1/26(1)	823	734
U.S. Bancorp 3.700% (3)	701	538
UBS Group AG 144A 4.751%, 5/12/28(1)	1,087	1,076
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 10/15/27	1,253	1,231
2020-1, B 4.875%, 1/15/26	851	808
Wells Fargo & Co.
3.526%, 3/24/28	1,366	1,294
3.350%, 3/2/33	529	469
		19,624

Health Care—1.2%
Elevance Health, Inc. 1.500%, 3/15/26	781	713
Industrials—2.2%
Triton Container International Ltd. 3.250%, 3/15/32	1,590	1,291
Information Technology—2.2%
Dell International LLC 144A 3.450%, 12/15/51(1)	1,049	710
See Notes to Financial Statements

SEIX CORPORATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Micron Technology, Inc. 3.477%, 11/1/51	$ 799	$ 551
		1,261

Materials—5.0%
Freeport-McMoRan, Inc. 5.450%, 3/15/43	1,332	1,232
LYB International Finance III LLC 3.625%, 4/1/51	1,405	1,038
Newmont Corp. 6.250%, 10/1/39	591	651
		2,921

Real Estate—2.7%
Tanger Properties LP 2.750%, 9/1/31	2,017	1,579
Utilities—6.5%
Boardwalk Pipelines LP 3.400%, 2/15/31	1,087	927
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	818	710
Dominion Energy, Inc. Series C 3.375%, 4/1/30	1,297	1,185
Pacific Gas and Electric Co. 2.500%, 2/1/31	1,311	1,003
		3,825

Total Corporate Bonds and Notes (Identified Cost $59,734)		50,974

Total Long-Term Investments—98.5% (Identified Cost $66,902)		57,650

	Shares
Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(4)	863,767	864
Total Short-Term Investment (Identified Cost $864)		864

	Shares	Value

Securities Lending Collateral—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(4)(5)	648,270	$ 648
Total Securities Lending Collateral (Identified Cost $648)		648

TOTAL INVESTMENTS—101.1% (Identified Cost $68,414)		$59,162
Other assets and liabilities, net—(1.1)%		(668)
NET ASSETS—100.0%		$58,494

Abbreviations:
CDX.NA.HY	Credit Default Swap North American High Yield
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $12,145 or 20.8% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
ICE	Intercontinental Exchange

Country Weightings†
United States	87%
Panama	3
Cayman Islands	2
Bermuda	2
Switzerland	2
United Kingdom	2
Mexico	1
Other	1
Total	100%
† % of total investments as of June 30, 2022.

Centrally cleared credit default swaps - buy protection(1) outstanding as of June 30, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.NA.HY.38	Quarterly	ICE	5.000%	06/20/27	$(3,782)	$109	$24	$85	$—
Total						$109	$24	$85	$—
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

SEIX CORPORATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$50,974	$ —	$50,974
U.S. Government Securities	6,676	—	6,676
Securities Lending Collateral	648	648	—
Money Market Mutual Fund	864	864	—
Other Financial Instruments:
Centrally Cleared Credit Default Swap	109	—	109
Total Investments	$59,271	$1,512	$57,759
There were no securities valued  using  significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—5.0%
Communication Services—0.6%
Allen Media LLC 144A 10.500%, 2/15/28(1)	$ 2,000	$ 1,032
Cable One, Inc. 144A 4.000%, 11/15/30(1)	2,000	1,643
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	5,000	4,276
DISH DBS Corp. 7.375%, 7/1/28	3,000	2,041
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,565
TEGNA, Inc. 4.625%, 3/15/28	3,105	2,903
Uniti Group LP 144A 4.750%, 4/15/28(1)	2,000	1,645
		15,105

Consumer Discretionary—0.6%
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	4,000	3,025
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	4,437	3,942
QVC, Inc. 4.750%, 2/15/27	3,000	2,370
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	3,000	1,876
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	3,000	2,747
		13,960

Consumer Staples—0.1%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(1)	2,000	1,742
Energy—0.1%
CONSOL Energy, Inc. 144A 11.000%, 11/15/25(1)	3,500	3,561
Financials—0.6%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	3,000	2,418
CCO Holdings LLC 144A 4.250%, 2/1/31(1)	2,000	1,630
Ford Motor Credit Co. LLC 2.700%, 8/10/26	3,000	2,556
MPH Acquisition Holdings LLC 144A 5.750%, 11/1/28(1)	4,826	3,999
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	2,000	1,742
Rocket Mortgage LLC
144A 2.875%, 10/15/26(1)	2,600	2,149
144A 3.875%, 3/1/31(1)	1,000	749
Summit Midstream Holdings LLC 144A 8.500%, 10/15/26(1)	990	889
		16,132

Health Care—0.6%
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	8,002	5,673
	Par Value	Value

Health Care—continued
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	$ 2,000	$ 1,694
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)	8,500	7,274
		14,641

Healthcare—0.1%
Encompass Health Corp. 4.500%, 2/1/28	3,000	2,568
Industrials—0.6%
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	2,000	1,535
Griffon Corp. 5.750%, 3/1/28	2,000	1,816
Icahn Enterprises LP 4.375%, 2/1/29	2,000	1,616
Iliad Holding SASU 144A 6.500%, 10/15/26(1)	7,800	7,020
TMS International Corp. 144A 6.250%, 4/15/29(1)	3,420	2,476
		14,463

Information Technology—1.0%
ams-OSRAM AG 144A 7.000%, 7/31/25(1)	3,700	3,529
Bread Financial Holdings, Inc. 144A 4.750%, 12/15/24(1)	2,000	1,832
Crowdstrike Holdings, Inc. 3.000%, 2/15/29	2,500	2,163
Elastic N.V. 144A 4.125%, 7/15/29(1)	7,996	6,675
NCR Corp. 144A 5.125%, 4/15/29(1)	4,600	3,890
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	3,000	2,544
Twilio, Inc. 3.625%, 3/15/29	3,500	2,942
Virtusa Corp. 144A 7.125%, 12/15/28(1)	1,950	1,567
		25,142

Materials—0.5%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	3,615	2,901
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	2,500	2,225
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	2,000	1,785
Sylvamo Corp. 144A 7.000%, 9/1/29(1)	4,969	4,578
		11,489

Real Estate—0.2%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	2,000	1,825
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	2,000	1,643
See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Real Estate—continued
SBA Communications Corp. 3.125%, 2/1/29	$ 1,500	$ 1,228
		4,696

Total Corporate Bonds and Notes (Identified Cost $146,984)		123,499

Leveraged Loans—91.8%
Aerospace—4.1%
Amentum Government Services Holdings LLC Tranche B-3 (3 month Term SOFR + 4.000%) 5.163%, 2/15/29(2)	10,800	10,253
American Airlines, Inc.
(3 month LIBOR + 4.750%) 5.813%, 4/20/28(2)	13,285	12,649
2017, Tranche B (6 month LIBOR + 2.000%) 2.840%, 12/15/23(2)	11,762	11,355
Brown Group Holding LLC
(1 month LIBOR + 2.500%) 4.166%, 6/7/28(2)	5,212	4,935
(3 month LIBOR + 1.750%) 0.000%, 6/8/29(2)(3)	1,000	958
Cobham Ultra U.S. Co. Borrower LLC (3 month LIBOR + 3.750%) 0.000%, 11/17/28(2)(3)	4,215	4,001
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(2)	9,008	8,944
Ducommun, Inc. Tranche B (1 month LIBOR + 4.000%) 5.060%, 11/21/25(2)	6,906	6,819
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (1 month LIBOR + 3.500%) 5.166%, 4/6/26(2)	4,452	4,093
2020, Tranche B-2 (1 month LIBOR + 3.500%) 5.166%, 4/6/26(2)	2,393	2,201
KKR Apple Bidco LLC (1 month LIBOR + 2.750%) 4.416%, 9/22/28(2)	3,363	3,168
MB Aerospace Holdings II Corp. First Lien (3 month LIBOR + 3.500%) 5.750%, 1/22/25(2)	3,571	3,093
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 7.313%, 6/21/27(2)	11,790	11,625
Spirit AeroSystems, Inc. Tranche B (1 month LIBOR + 3.750%) 5.416%, 1/15/25(2)	3,849	3,744
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 3.916%, 5/30/25(2)	5,410	5,130
Tranche F (1 month LIBOR + 2.250%) 3.916%, 12/9/25(2)	4,738	4,483
United AirLines, Inc. Tranche B (1 month LIBOR + 3.750%) 5.392%, 4/21/28(2)	5,629	5,217
		102,668

Chemicals—5.6%
Alpha 3 B.V. (1 month LIBOR + 2.500%) 4.166%, 3/18/28(2)	7,774	7,411
	Par Value	Value

Chemicals—continued
ARC Falcon I, Inc.
(1 month LIBOR + 3.750%) 5.416%, 9/30/28(2)	$ 3,907	$ 3,597
(1 month LIBOR + 7.000%) 8.666%, 9/30/29(2)	5,000	4,712
Aruba Investments Holdings LLC First Lien (1 month LIBOR + 4.000%) 5.633%, 11/24/27(2)	2,632	2,421
Ascend Performance Materials Operations LLC 2021 (1 month LIBOR + 4.750%) 7.000%, 8/27/26(2)	6,211	6,041
Bakelite UK Intermediate Ltd. (3 month Term SOFR + 4.000%) 6.013%, 5/29/29(2)	3,425	3,194
Blue Tree Holdings, Inc. (3 month LIBOR + 2.500%) 4.760%, 3/4/28(2)	7,125	6,804
Consolidated Energy Finance S.A. (3 month LIBOR + 2.500%) 2.964%, 5/7/25(2)	8,804	8,188
Ecovyst Catalyst Technologies LLC (3 month LIBOR + 2.500%) 3.739%, 6/9/28(2)	3,287	3,135
Gemini HDPE LLC 2027 (1 month LIBOR + 3.000%) 4.239%, 12/31/27(2)	4,143	3,944
Geon Performance Solutions LLC (1 month LIBOR + 4.500%) 6.166%, 8/18/28(2)	3,722	3,513
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.250%, 7/3/28(2)	6,277	5,586
Hexion Holdings Corp.
First Lien (3 month Term SOFR + 4.650%) 5.924%, 3/15/29(2)	5,010	4,471
Second Lien (1 month Term SOFR + 7.538%) 8.871%, 3/15/30(2)	4,305	3,745
Ineos Enterprises Holdings US Finco LLC Tranche B (3 month LIBOR + 3.500%) 0.000%, 8/28/26(2)(3)	4,000	3,860
Ineos U.S. Finance LLC
2024 (1 month LIBOR + 2.000%) 3.666%, 4/1/24(2)	1,561	1,507
2028 (1 month LIBOR + 2.500%) 4.166%, 11/8/28(2)	6,204	5,890
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 4.416%, 1/29/26(2)	1,985	1,869
Kraton Corp. (3 month Term SOFR + 3.512%) 5.109%, 3/15/29(2)	4,843	4,601
LSF11 AS Holdco LLC (1 month Term SOFR + 3.614%) 5.140%, 10/15/28(2)	2,843	2,653
Manchester Acquisition Sub LLC (3 month Term SOFR + 5.750%) 7.300%, 12/1/26(2)	5,015	4,489
Momentive Performance Materials, Inc. First Lien (1 month LIBOR + 3.250%) 4.920%, 5/15/24(2)	6,787	6,544
Neptune Husky U.S. Bidco LLC (3 month Term SOFR + 5.000%) 7.054%, 1/3/29(2)	5,300	4,955
Pearls Netherlands Bidco B.V. (1 month Term SOFR + 4.000%) 4.669%, 2/26/29(2)	3,426	3,217

See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Chemicals—continued
PMHC II, Inc. (3 month Term SOFR + 4.250%) 5.287%, 4/20/29(2)	$ 8,458	$ 7,341
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 5.250%, 10/1/25(2)	6,721	6,345
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 4.166%, 5/3/28(2)	3,401	3,203
Tronox Finance LLC
2022, First Lien (3 month Term SOFR + 3.250%) 5.304%, 4/4/29(2)	4,324	4,146
Tranche B, First Lien (1 month LIBOR + 2.250%) 4.402%, 3/10/28(2)	1,187	1,127
Vantage Specialty Chemicals, Inc.
First Lien (3 month LIBOR + 3.500%) 5.261%, 10/28/24(2)	3,328	3,140
Second Lien (3 month LIBOR + 8.250%) 9.825%, 10/27/25(2)	7,470	7,126
		138,775

Consumer Durables—1.2%
Empire Today LLC (3 month LIBOR + 5.000%) 5.750%, 4/3/28(2)	3,115	2,376
Fender Musical Instruments Corp. (1 month Term SOFR + 4.000%) 5.226%, 12/1/28(2)	3,016	2,846
Lakeshore Learning Materials (3 month LIBOR + 3.500%) 5.287%, 9/29/28(2)	4,298	4,078
Restoration Hardware, Inc.
(1 month LIBOR + 2.500%) 4.166%, 10/20/28(2)	5,060	4,418
2022 (1 month Term SOFR + 3.350%) 4.875%, 10/20/28(2)	2,450	2,181
Safety Products First Lien (1 month LIBOR + 4.500%) 6.166%, 6/26/26(2)	1,892	1,751
Specialty Building Products Holdings LLC First Lien (1 month LIBOR + 3.750%) 5.345%, 10/15/28(2)	2,509	2,201
Weber-Stephen Products LLC
2022, Tranche B (1 month Term SOFR + 4.350%) 5.875%, 10/30/27(2)	1,945	1,828
Tranche B (1 month LIBOR + 3.250%) 4.916%, 10/30/27(2)	5,691	5,150
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.100%) 3.625%, 1/29/29(2)	2,960	2,865
		29,694

Consumer Non-Durables—1.2%
ABG Intermediate Holdings 2 LLC
(1 month Term SOFR + 6.000%) 7.525%, 12/20/29(2)	1,690	1,555
2021 (1 month LIBOR + 3.250%) 4.916%, 9/27/24(2)	5,847	5,595
Albion Acquisitions Ltd. Tranche B (3 month LIBOR + 5.250%) 6.434%, 8/17/26(2)	4,844	4,626
Conair Holdings LLC First Lien (3 month LIBOR + 3.750%) 6.000%, 5/17/28(2)	4,913	4,094
	Par Value	Value

Consumer Non-Durables—continued
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 3.410%, 4/7/25(2)	$ 7,108	$ 6,769
New Trojan Parent, Inc. First Lien (3 month LIBOR + 3.250%) 4.329%, 1/6/28(2)	3,525	3,134
Olaplex, Inc. (3 month Term SOFR + 3.750%) 4.799%, 2/23/29(2)	3,247	3,060
		28,833

Energy—2.3%
AL NGPL Holdings LLC (3 month LIBOR + 3.750%) 4.750%, 4/14/28(2)	3,101	3,010
BCP Renaissance Parent LLC Tranche B-3 (1 month Term SOFR + 3.500%) 5.025%, 11/2/26(2)	11,983	11,399
Blackbrush Oil & Gas LP PIK Interest Capitalization (3 month LIBOR + 5.000%) 7.110%, 9/3/25(2)(4)	4,852	4,852
ChampionX Corp. Tranche B-1 (1 month Term SOFR + 3.350%) 4.493%, 6/7/29(2)	6,070	5,971
Keane Group Holdings LLC (1 month LIBOR + 4.250%) 5.938%, 5/25/25(2)	7,854	7,501
Lucid Energy Group II Borrower LLC First Lien (1 month LIBOR + 4.250%) 5.874%, 11/24/28(2)	4,329	4,266
Medallion Midland Acquisition LP (1 month LIBOR + 3.750%) 5.416%, 10/18/28(2)	1,990	1,904
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 4.705%, 10/5/28(2)	5,152	4,891
Southwestern Energy Co. (3 month Term SOFR + 2.500%) 4.704%, 6/22/27(2)	3,781	3,668
TerraForm Power Operating LLC (3 month LIBOR + 2.750%) 0.000%, 5/21/29(2)(3)	2,000	1,947
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.936%, 9/27/24(2)	5,106	4,859
Woodford Express LLC (3 month LIBOR + 5.000%) 7.250%, 1/27/25(2)	3,702	3,614
		57,882

Financials—5.1%
Allspring Buyer LLC (3 month LIBOR + 3.250%) 5.563%, 11/1/28(2)	1,531	1,468
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.250%, 4/3/24(2)	3,632	3,049
Apollo Commercial Real Estate Finance, Inc. (1 month LIBOR + 2.750%) 4.416%, 5/15/26(2)	5,003	4,490
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 6.916%, 1/31/28(2)	5,700	4,845
Tranche B-4 (1 month LIBOR + 5.250%) 6.916%, 1/20/29(2)	12,795	10,812

See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Tranche B-8 (1 month LIBOR + 3.250%) 4.916%, 12/23/26(2)	$ 20,307	$ 18,360
Blackstone Mortgage Trust, Inc.
Tranche B (1 month LIBOR + 2.750%) 4.416%, 4/23/26(2)	4,975	4,689
Tranche B-4 (1 month Term SOFR + 3.500%) 5.025%, 5/9/29(2)	2,600	2,502
Citadel Securities LP 2021 (1 month Term SOFR + 2.614%) 4.140%, 2/2/28(2)	7,390	7,092
CTC Holdings LP (3 month Term SOFR + 5.150%) 6.418%, 2/20/29(2)	4,843	4,504
DRW Holdings LLC First Lien (1 month LIBOR + 3.750%) 5.416%, 3/1/28(2)	8,301	7,938
First Eagle Holdings, Inc. 2018, Tranche B (3 month LIBOR + 2.500%) 4.750%, 2/1/27(2)	3,835	3,571
HighTower Holding LLC (3 month LIBOR + 4.000%) 5.098%, 4/21/28(2)	5,523	5,118
Hudson River Trading LLC (1 month Term SOFR + 3.114%) 4.640%, 3/20/28(2)	3,875	3,614
Jane Street Group LLC (1 month LIBOR + 2.750%) 4.416%, 1/26/28(2)	8,936	8,572
Mariner Wealth Advisors LLC
(3 month LIBOR + 3.250%) 4.496%, 8/18/28(2)(5)	362	340
(3 month Term SOFR + 3.250%) 4.496%, 8/18/28(2)	2,531	2,380
(3 month Term SOFR + 3.512%) 4.623%, 8/18/28(2)	1,599	1,503
OneDigital Borrower LLC 2021, Tranche B (1 month Term SOFR + 4.250%) 5.875%, 11/16/27(2)	3,547	3,349
Orion Advisor Solutions, Inc. (3 month LIBOR + 3.750%) 4.989%, 9/24/27(2)	6,112	5,735
Russell Investments U.S. Institutional Holdco, Inc. 2025 (3 month LIBOR + 3.500%) 5.000%, 5/30/25(2)	6,517	6,069
Superannuation and Investments U.S. LLC (1 month LIBOR + 3.750%) 4.810%, 12/1/28(2)	4,199	4,014
VFH Parent LLC (1 month Term SOFR + 3.000%) 4.434%, 1/13/29(2)	6,950	6,571
Walker & Dunlop, Inc. (1 month Term SOFR + 2.250%) 3.875%, 12/16/28(2)	2,751	2,627
WH Borrower LLC (3 month Term SOFR + 5.500%) 6.752%, 2/15/27(2)	3,360	3,205
		126,417

Food / Tobacco—2.9%
CHG PPC Parent LLC 2021-1 (1 month LIBOR + 3.000%) 4.688%, 12/8/28(2)	5,629	5,306
Domtar Corp. (1 month LIBOR + 5.500%) 6.690%, 11/30/28(2)	5,757	5,505
Evergreen AcqCo 1 LP (3 month LIBOR + 5.500%) 7.750%, 4/26/28(2)	4,437	4,174
	Par Value	Value

Food / Tobacco—continued
Flynn Restaurant Group LP 2021 (1 month LIBOR + 4.250%) 5.916%, 12/1/28(2)	$ 5,453	$ 5,068
IRB Holding Corp.
2022, Tranche B (1 month Term SOFR + 3.150%) 4.238%, 12/15/27(2)	4,186	3,921
Tranche B (1 month LIBOR + 2.750%) 4.416%, 2/5/25(2)	1,984	1,878
MIC Glen LLC
(1 month LIBOR + 3.500%) 5.166%, 7/21/28(2)	2,467	2,292
Second Lien (1 month LIBOR + 6.750%) 8.416%, 7/20/29(2)	830	790
Milk Specialties Co. 2021 (3 month LIBOR + 4.000%) 6.250%, 8/15/25(2)	4,118	3,965
Naked Juice LLC
(3 month Term SOFR + 3.250%) 4.702%, 1/24/29(2)	5,197	4,827
Second Lien (3 month Term SOFR + 6.050%) 8.154%, 1/24/30(2)	3,830	3,447
Primary Products Finance LLC (3 month Term SOFR + 4.000%) 4.500%, 4/2/29(2)	4,335	4,206
Quirch Foods Holdings LLC (3 month Term SOFR + 4.762%) 6.824%, 10/27/27(2)	5,520	5,217
Sycamore Buyer LLC Tranche B (3 month LIBOR + 2.250%) 0.000%, 9/24/28(2)(3)	5,025	4,771
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 5.750%, 3/31/28(2)	4,658	4,107
Whole Earth Brands, Inc. (1 month LIBOR + 4.500%) 6.125%, 2/5/28(2)	7,383	6,903
Woof Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 5.813%, 12/21/27(2)	4,602	4,291
		70,668

Food and Drug—0.2%
United Natural Foods, Inc. First Lien (1 month Term SOFR + 3.250%) 4.890%, 10/22/25(2)	4,302	4,138
Forest Prod / Containers—1.6%
Berlin Packaging LLC Tranche B-4 (3 month LIBOR + 3.250%) 4.426%, 3/11/28(2)	2,804	2,587
Graham Packaging Co., Inc. (1 month LIBOR + 3.000%) 4.666%, 8/4/27(2)	5,770	5,400
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 5.554%, 2/12/26(2)	6,127	5,161
Mar Bidco S.a.r.l. Tranche B (3 month LIBOR + 4.050%) 6.300%, 7/7/28(2)	1,722	1,593
Pregis Topco LLC (1 month LIBOR + 4.000%) 5.666%, 7/31/26(2)	6,302	5,932
Schweitzer-Mauduit International, Inc. Tranche B (1 month LIBOR + 3.750%) 5.438%, 4/20/28(2)(5)	6,469	6,081

See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
Spa Holdings 3 Oy Tranche B (3 month LIBOR + 3.750%) 4.756%, 2/4/28(2)	$ 4,982	$ 4,621
Sylvamo Corp. Tranche B (1 month LIBOR + 4.500%) 6.166%, 8/18/28(2)	5,764	5,440
TricorBraun, Inc. (1 month LIBOR + 3.250%) 4.916%, 3/3/28(2)	4,312	4,000
		40,815

Gaming / Leisure—3.5%
AP Gaming I LLC Tranche B (1 month Term SOFR + 4.000%) 6.204%, 2/15/29(2)	3,092	2,945
Aristocrat Technologies, Inc. Tranche B (3 month Term SOFR + 2.350%) 4.404%, 5/24/29(2)	4,880	4,702
Ballys Corp. Tranche B (1 month LIBOR + 3.250%) 4.370%, 10/2/28(2)	3,149	2,915
Caesars Resort Collection LLC
Tranche B (1 month LIBOR + 2.750%) 4.416%, 12/23/24(2)	9,364	9,000
Tranche B-1 (1 month LIBOR + 3.500%) 5.166%, 7/21/25(2)	11,692	11,244
Entain Holdings Gibraltar Ltd. Tranche B (6 month LIBOR + 2.250%) 3.743%, 3/29/27(2)	3,284	3,137
Enterprise Development Authority Tranche B (1 month LIBOR + 4.250%) 5.916%, 2/28/28(2)	1,957	1,861
Everi Holdings, Inc. Tranche B (3 month LIBOR + 2.500%) 4.750%, 8/3/28(2)	4,989	4,773
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 5.525%, 1/26/29(2)	3,132	2,880
Herschend Entertainment Co. LLC (1 month LIBOR + 3.750%) 5.440%, 8/27/28(2)	1,652	1,572
Jack Ohio Finance LLC (1 month LIBOR + 4.750%) 6.416%, 10/4/28(2)	1,874	1,762
Penn National Gaming, Inc. Tranche B (1 month Term SOFR + 2.850%) 4.375%, 5/3/29(2)	4,435	4,244
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.420%, 4/29/24(2)	3,797	3,574
Scientific Games Holdings LP Tranche B-2 (1 month Term SOFR + 3.500%) 4.175%, 4/4/29(2)	10,865	10,037
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.000%) 4.357%, 4/13/29(2)	11,695	11,081
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 4.500%, 7/21/26(2)	6,443	6,115
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 3.920%, 2/8/27(2)	6,253	5,869
		87,711

	Par Value	Value

Health Care—11.4%
ADMI Corp.
(1 month LIBOR + 3.375%) 5.041%, 12/23/27(2)	$ 1,985	$ 1,804
(1 month LIBOR + 3.500%) 5.166%, 12/23/27(2)	2,680	2,450
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 3.813%, 1/4/26(2)	4,502	4,277
AHP Health Partners, Inc. (1 month LIBOR + 3.500%) 5.166%, 8/24/28(2)	10,526	9,907
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 5.029%, 5/4/25(2)	5,445	4,914
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.902%, 10/6/27(2)	4,770	4,496
AthenaHealth Group, Inc. (1 month Term SOFR + 3.500%) 5.009%, 2/15/29(2)	12,138	11,144
Avantor Funding, Inc. Tranche B-5 (1 month LIBOR + 2.250%) 3.916%, 11/8/27(2)	7,001	6,716
Bausch Health Cos., Inc. (1 month Term SOFR + 5.350%) 6.549%, 2/1/27(2)	3,055	2,612
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month LIBOR + 2.000%) 3.625%, 2/22/28(2)	1,980	1,947
Change Healthcare Holdings LLC (1 month LIBOR + 2.500%) 4.166%, 3/1/24(2)	19,077	18,526
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.250%) 4.750%, 9/29/28(2)	3,116	2,940
DaVita, Inc. (3 month LIBOR + 1.750%) 0.000%, 8/12/26(2)(3)	6,984	6,454
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.416%, 10/10/25(2)	8,569	2,819
FINThrive Software Intermediate Holdings, Inc.
(3 month LIBOR + 4.000%) 5.666%, 12/18/28(2)	5,162	4,775
Second Lien (1 month LIBOR + 6.750%) 8.416%, 12/17/29(2)	2,115	1,872
Gainwell Acquisition Corp. Tranche B (1 month LIBOR + 4.000%) 6.250%, 10/1/27(2)	7,629	7,200
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 4.166%, 9/2/28(2)	5,627	5,490
Grifols Worldwide Operations USA, Inc. Tranche B (1 month LIBOR + 2.000%) 3.666%, 11/15/27(2)	5,210	4,912
ICON Luxembourg S.a.r.l. (3 month LIBOR + 2.250%) 4.563%, 7/3/28(2)	14,276	13,773
ICU Medical, Inc. Tranche B (3 month Term SOFR + 2.500%) 4.704%, 1/8/29(2)	3,037	2,916
Indivior Finance S.a r.l. (3 month LIBOR + 0.262%) 2.316%, 6/30/26(2)	3,871	3,742
Insulet Corp. Tranche B (1 month LIBOR + 3.250%) 4.916%, 5/4/28(2)	5,501	5,212
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 5.416%, 11/16/25(2)	7,594	7,071

See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Mamba Purchaser, Inc. (1 month LIBOR + 3.750%) 5.345%, 10/16/28(2)	$ 5,097	$ 4,825
Medical Solutions Holdings, Inc. (3 month LIBOR + 3.500%) 6.377%, 11/1/28(2)	4,818	4,508
Medline Borrower LP (1 month LIBOR + 3.250%) 4.916%, 10/23/28(2)	16,564	15,334
Midwest Physician Administrative Services LLC First Lien (3 month LIBOR + 3.250%) 5.500%, 3/10/28(2)	648	591
MJH Healthcare Holdings LLC Tranche B (1 month Term SOFR + 3.500%) 5.109%, 1/28/29(2)	5,140	4,832
MPH Acquisition Holdings LLC (3 month LIBOR + 4.250%) 5.825%, 9/1/28(2)	6,367	5,845
NAPA Management Services Corp. (3 month Term SOFR + 5.250%) 6.149%, 2/23/29(2)	6,484	5,963
National Mentor Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 5.747%, 3/2/28(2)	7,265	6,268
Tranche C, First Lien (3 month LIBOR + 3.750%) 6.010%, 3/2/28(2)	213	184
Onex TSG Intermediate Corp. (1 month LIBOR + 4.750%) 6.416%, 2/28/28(2)	2,901	2,694
Option Care Health, Inc. Tranche B (1 month LIBOR + 2.750%) 4.416%, 10/27/28(2)	8,721	8,314
Organon & Co. (3 month LIBOR + 3.000%) 4.625%, 6/2/28(2)	8,768	8,421
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 6.000%, 11/30/27(2)	7,067	6,664
Pediatric Associates Holding Co. LLC
(3 month LIBOR + 3.250%) 5.076%, 12/29/28(2)	3,430	3,199
(3 month LIBOR + 3.250%) 4.922%, 12/29/28(2)	260	242
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.500%) 3.645%, 4/20/29(2)	3,910	3,754
PetIQ, Inc. First Lien (1 month LIBOR + 4.250%) 5.505%, 4/13/28(2)	4,653	4,327
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 4.916%, 11/15/28(2)	9,491	8,893
Physician Partners LLC (1 month Term SOFR + 4.100%) 5.625%, 12/22/28(2)	3,421	3,233
PRA Health Sciences, Inc. (3 month LIBOR + 2.250%) 4.563%, 7/3/28(2)	3,545	3,420
R1 RCM, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 6/21/29(2)(3)	3,485	3,346
RXB Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 6.609%, 12/20/27(2)	3,360	3,091
SCP Eye Care Services LLC (3 month LIBOR + 4.500%) 6.000%, 3/16/28(2)	2,738	2,608
	Par Value	Value

Health Care—continued
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 4.170%, 3/6/25(2)	$ 5,000	$ 4,775
Signify Health LLC (3 month LIBOR + 3.250%) 6.127%, 6/22/28(2)	3,012	2,839
Sterigenics-Nordion Holdings LLC (1 month LIBOR + 2.750%) 4.416%, 12/11/26(2)	4,125	3,914
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.950%, 8/31/26(2)	8,294	7,711
Team Health Holdings, Inc.
(1 month LIBOR + 2.750%) 4.416%, 2/6/24(2)	1,736	1,536
(1 month Term SOFR + 5.250%) 6.775%, 3/2/27(2)	13,230	11,064
Vizient, Inc. Tranche B-7 (1 month Term SOFR + 2.350%) 3.684%, 5/16/29(2)	3,700	3,668
		284,032

Housing—3.9%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 4.666%, 11/13/26(2)	4,433	4,226
ACProducts Holdings, Inc. (3 month LIBOR + 4.250%) 5.405%, 5/17/28(2)	7,684	5,917
Brookfield Property REIT, Inc. Tranche B (1 month Term SOFR + 2.500%) 4.125%, 8/27/25(2)	11,841	11,325
Core & Main LP Tranche B-1 (1 month LIBOR + 2.500%) 4.188%, 7/27/28(2)	7,796	7,409
CPG International LLC (1 month Term SOFR + 2.600%) 4.092%, 4/28/29(2)	3,655	3,381
Cushman & Wakefield U.S. Borrower LLC (1 month LIBOR + 2.750%) 4.416%, 8/21/25(2)	6,974	6,550
Foley Products Co. LLC (3 month Term SOFR + 4.750%) 6.954%, 12/29/28(2)	4,045	3,817
Forest City Enterprises LP Tranche B (1 month LIBOR + 3.500%) 5.166%, 12/8/25(2)	2,604	2,479
Foundation Building Materials, Inc. First Lien (3 month LIBOR + 3.250%) 4.489%, 1/31/28(2)	5,430	4,724
Griffon Corp. Tranche B (1 month Term SOFR + 2.850%) 4.355%, 1/24/29(2)	8,480	8,081
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 4.842%, 2/26/29(2)	5,815	4,990
Installed Building Products, Inc. (1 month LIBOR + 2.250%) 3.911%, 12/14/28(2)	2,985	2,949
LBM Acquisition LLC First Lien (1 month LIBOR + 3.750%) 5.416%, 12/17/27(2)	6,312	5,158
Oscar Acquisitionco LLC Tranche B (3 month Term SOFR + 4.600%) 6.108%, 4/29/29(2)	3,740	3,319

See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Housing—continued
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 4.666%, 6/9/28(2)	$ 3,589	$ 3,379
Smyrna Ready Mix Concrete LLC (1 month Term SOFR + 4.250%) 5.875%, 4/2/29(2)	3,990	3,681
Snap One Holdings Corp. (3 month LIBOR + 4.500%) 7.377%, 12/8/28(2)	6,334	5,740
Standard Industries, Inc. (3 month LIBOR + 2.500%) 3.788%, 9/22/28(2)	9,603	9,260
VC GB Holdings I Corp. Second Lien (3 month LIBOR + 6.750%) 9.627%, 7/23/29(2)	1,250	1,117
		97,502

Information Technology—14.0%
Allegro MicroSystems, Inc. (1 month LIBOR + 3.750%) 5.416%, 9/30/27(2)	393	383
AQA Acquisition Holding, Inc. First Lien (1 month LIBOR + 4.250%) 5.916%, 3/3/28(2)	3,875	3,720
ASP T3 Acquisition Co. LLC First Lien (3 month LIBOR + 4.250%) 7.127%, 10/8/28(2)	3,012	2,817
Astra Acquisition Corp. (1 month LIBOR + 5.250%) 6.916%, 10/25/28(2)	5,103	4,414
Atlas Purchaser, Inc.
First Lien (1 month LIBOR + 5.250%) 6.621%, 5/8/28(2)	5,001	4,101
Second Lien (1 month LIBOR + 9.000%) 11.188%, 5/7/29(2)(5)	825	660
Avaya, Inc. Tranche B-1 (1 month LIBOR + 4.250%) 5.574%, 12/15/27(2)	7,148	5,361
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 5.982%, 2/12/25(2)	4,042	3,998
Brave Parent Holdings, Inc. (1 month LIBOR + 4.000%) 5.666%, 4/18/25(2)	4,127	3,952
Bright Bidco B.V. 2018, Tranche B (3 month LIBOR + 3.500%) 4.774%, 6/30/24(2)	6,065	2,667
Castle U.S. Holding Corp. Tranche B-2 (1 month LIBOR + 4.000%) 5.666%, 1/29/27(2)	2,985	2,622
CDK Global, Inc. (3 month LIBOR + 4.000%) 0.000%, 7/6/29(2)(3)	3,465	3,266
Cloudera, Inc.
(1 month LIBOR + 3.750%) 5.416%, 10/8/28(2)	3,741	3,432
Second Lien (1 month LIBOR + 6.000%) 7.666%, 10/8/29(2)	2,000	1,740
ConnectWise LLC (3 month LIBOR + 3.500%) 5.750%, 9/29/28(2)	5,667	5,175
ConvergeOne Holdings, Inc. First Lien (1 month LIBOR + 5.000%) 6.666%, 1/4/26(2)	6,708	5,706
CoreLogic, Inc. First Lien (1 month LIBOR + 3.500%) 5.188%, 6/2/28(2)	7,136	5,916
Creation Technologies, Inc. (3 month LIBOR + 5.500%) 6.462%, 10/5/28(2)	3,550	3,071
	Par Value	Value

Information Technology—continued
DCert Buyer, Inc.
First Lien (1 month LIBOR + 4.000%) 5.666%, 10/16/26(2)	$ 2,060	$ 1,963
Second Lien (1 month LIBOR + 7.000%) 8.666%, 2/19/29(2)	3,625	3,353
Digi International, Inc. (3 month LIBOR + 5.000%) 5.500%, 11/1/28(2)	3,872	3,717
E2Open LLC (3 month LIBOR + 3.500%) 4.835%, 2/4/28(2)	5,350	5,040
Ensono LP First Lien (1 month LIBOR + 4.000%) 5.666%, 5/26/28(2)	3,569	3,299
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 5.666%, 12/1/27(2)	16,792	16,011
IDERA, Inc. First Lien (1 month LIBOR + 3.750%) 4.820%, 3/2/28(2)	4,191	3,853
II-VI, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 7/2/29(2)(3)	7,645	7,311
Instructure Holdings, Inc. (3 month LIBOR + 2.750%) 3.269%, 10/30/28(2)	4,763	4,513
LendingTree, Inc. Tranche B (1 month LIBOR + 3.750%) 5.420%, 9/15/28(2)	1,500	1,400
LI Group Holdings, Inc. 2021 (3 month LIBOR + 3.750%) 5.250%, 3/11/28(2)	3,152	2,998
LogMeIn, Inc. First Lien (1 month LIBOR + 4.750%) 6.345%, 8/31/27(2)	8,055	6,102
MA Financeco LLC Tranche B-4 (3 month LIBOR + 4.250%) 5.915%, 6/5/25(2)	7,832	7,146
Magenta Buyer LLC
First Lien (3 month LIBOR + 5.000%) 6.230%, 7/27/28(2)	6,637	5,947
Second Lien (3 month LIBOR + 8.250%) 9.480%, 7/27/29(2)	2,540	2,311
Magnite, Inc. (1 month LIBOR + 5.000%) 6.670%, 4/28/28(2)	4,227	4,031
Maverick Bidco, Inc. First Lien (3 month LIBOR + 3.750%) 4.989%, 5/18/28(2)	2,871	2,691
MaxLinear, Inc. Tranche B (1 month LIBOR + 2.250%) 3.916%, 6/23/28(2)	6,708	6,540
Mcafee Corp. Tranche B (1 month Term SOFR + 4.000%) 5.145%, 3/1/29(2)	16,350	14,838
MeridianLink, Inc. Tranche B (3 month LIBOR + 3.000%) 4.939%, 11/10/28(2)	4,529	4,246
Mermaid Bidco, Inc. Tranche B-2 (3 month LIBOR + 3.500%) 4.786%, 12/22/27(2)	6,027	5,545
MKS Instruments, Inc.
(3 month LIBOR + 4.000%) 0.000%, 4/11/27(2)(3)	9,000	8,888
Tranche B-6 (1 month LIBOR + 1.750%) 3.416%, 2/2/26(2)	1,943	1,887
Motus Operations LLC First Lien (1 month LIBOR + 4.000%) 5.666%, 12/11/28(2)	3,242	3,027

See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
NortonLifeLock, Inc. Tranche B (3 month LIBOR + 2.000%) 0.000%, 1/28/29(2)(3)	$ 11,265	$ 10,657
Orchid Merger Sub II LLC (3 month Term SOFR + 4.950%) 7.528%, 7/27/27(2)	5,436	5,273
Ping Identity Corp. (1 month Term SOFR + 3.850%) 5.375%, 11/22/28(2)	3,786	3,662
Polaris Newco LLC First Lien (1 month LIBOR + 4.000%) 5.666%, 6/2/28(2)	5	5
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.916%, 3/10/28(2)	6,580	6,154
Quest Software U.S. Holdings, Inc.
First Lien (3 month Term SOFR + 4.400%) 5.474%, 2/1/29(2)	4,250	3,768
Second Lien (3 month Term SOFR + 7.650%) 8.724%, 2/1/30(2)	8,500	7,576
Rackspace Technology Global, Inc. Tranche B (3 month LIBOR + 2.750%) 4.160%, 2/15/28(2)	7,653	6,955
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 4.666%, 4/24/28(2)	5,942	5,479
Red Planet Borrower LLC First Lien (3 month LIBOR + 3.750%) 5.416%, 10/2/28(2)	3,211	2,805
Seattle SpinCo, Inc.
(1 month LIBOR + 2.750%) 4.416%, 6/21/24(2)	3,965	3,757
Tranche B-1 (1 month Term SOFR + 4.000%) 5.609%, 2/26/27(2)	1,057	960
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 4.416%, 2/5/24(2)	6,596	6,298
Sovos Compliance LLC First Lien (1 month LIBOR + 4.500%) 6.166%, 8/11/28(2)	2,125	1,997
SS&C Technologies Holdings, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 3.416%, 4/16/25(2)	1,424	1,351
Tranche B-4 (1 month LIBOR + 1.750%) 3.416%, 4/16/25(2)	1,156	1,096
Tranche B-6 (1 month Term SOFR + 2.250%) 3.875%, 3/22/29(2)	2,754	2,618
Tranche B-7 (1 month Term SOFR + 2.250%) 3.875%, 3/22/29(2)	3,929	3,734
Surf Holdings S.a.r.l First Lien (3 month LIBOR + 3.500%) 5.165%, 3/5/27(2)	5,602	5,249
Symplr Software, Inc. First Lien (3 month Term SOFR + 4.500%) 6.750%, 12/22/27(2)	4,621	4,367
Synaptics, Inc. (3 month LIBOR + 2.250%) 4.356%, 12/1/28(2)	2,665	2,587
Taboola, Inc. Tranche B (1 month LIBOR + 4.000%) 5.670%, 9/1/28(2)	3,666	3,428
TIBCO Software, Inc. Tranche B-3 (1 month LIBOR + 3.750%) 5.420%, 6/30/26(2)	7,893	7,720
Turing Midco LLC (1 month LIBOR + 2.750%) 4.416%, 3/24/28(2)	2,184	2,092
	Par Value	Value

Information Technology—continued
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 6.212%, 5/3/27(2)	$ 675	$ 621
2021-2, First Lien (1 month LIBOR + 3.250%) 4.212%, 5/4/26(2)	14,328	13,388
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 5.416%, 8/27/25(2)	13,933	13,502
UST Global, Inc. (1 month LIBOR + 3.750%) 4.711%, 11/20/28(2)	4,179	3,954
Virtusa Corp.
Tranche B (1 month LIBOR + 3.750%) 5.416%, 2/11/28(2)	7,010	6,603
Tranche B-1 (1 month Term SOFR + 3.850%) 5.375%, 2/15/29(2)	1,197	1,127
Western Digital Corp. (3 month LIBOR + 4.000%) 0.000%, 4/11/29(2)(3)	10,390	9,917
Xperi Holding Corp. Tranche B (1 month LIBOR + 3.500%) 5.166%, 6/8/28(2)	10,732	10,246
		348,604

Manufacturing—3.2%
Ali Group SRL Tranche B (3 month LIBOR + 2.000%) 0.000%, 10/13/28(2)(3)	3,770	3,595
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.524%, 10/8/27(2)	3,545	3,361
American Trailer World Corp. First Lien (1 month LIBOR + 3.750%) 5.375%, 3/3/28(2)	6,410	5,476
AZZ, Inc. (1 month Term SOFR + 4.350%) 5.875%, 5/11/29(2)	3,700	3,524
Canada Goose, Inc. 2021 (3 month LIBOR + 3.500%) 5.750%, 10/7/27(2)	4,007	3,826
Clark Equipment Co. Tranche B (3 month Term SOFR + 2.600%) 4.654%, 4/20/29(2)	3,202	3,078
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 4.166%, 3/31/27(2)	9,524	8,967
Granite U.S. Holdings Corp. Tranche B (3 month LIBOR + 4.000%) 6.313%, 9/30/26(2)	2,254	2,125
Grinding Media, Inc. First Lien (3 month LIBOR + 4.000%) 4.796%, 10/12/28(2)	3,533	3,215
Hyperion Materials & Technologies, Inc. (3 month LIBOR + 4.500%) 6.075%, 8/30/28(2)	2,309	2,173
Madison IAQ LLC (3 month LIBOR + 3.250%) 4.524%, 6/21/28(2)	3,763	3,418
Ozark Holdings LLC 2020 (1 month LIBOR + 3.750%) 5.416%, 12/16/27(2)	2,839	2,715
Pelican Products, Inc. (3 month LIBOR + 4.250%) 6.500%, 12/29/28(2)	6,094	5,668
Safe Fleet Holdings LLC 2022 (3 month Term SOFR + 3.750%) 4.773%, 2/23/29(2)	3,990	3,709
Safety Products First Lien (1 month LIBOR + 4.500%) 6.166%, 6/28/26(2)	102	95

See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 4.666%, 10/1/25(2)	$ 13,997	$ 13,437
VM Consolidated, Inc. (3 month LIBOR + 3.250%) 5.394%, 3/24/28(2)	5,195	4,919
WireCo WorldGroup, Inc. (3 month LIBOR + 4.250%) 5.688%, 11/13/28(2)	3,950	3,703
Zurn LLC Tranche B (1 month LIBOR + 2.250%) 3.916%, 10/4/28(2)	2,493	2,435
		79,439

Media / Telecom - Broadcasting—1.1%
Gogo Intermediate Holdings LLC (3 month LIBOR + 3.750%) 4.989%, 4/30/28(2)	3,585	3,384
Gray Television, Inc. Tranche C (1 month LIBOR + 2.500%) 3.562%, 1/2/26(2)	6,986	6,718
Hubbard Radio LLC (1 month LIBOR + 4.250%) 5.920%, 3/28/25(2)	537	516
Terrier Media Buyer, Inc. 2021, Tranche B (1 month LIBOR + 3.500%) 5.166%, 12/17/26(2)	4,962	4,561
Univision Communications, Inc. 2021 (1 month LIBOR + 3.250%) 4.916%, 3/15/26(2)	12,172	11,477
		26,656

Media / Telecom - Cable/Wireless Video—3.7%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.420%, 2/1/27(2)	6,522	6,204
Cogeco Communications Finance USA LP Tranche B (1 month LIBOR + 2.500%) 4.166%, 9/1/28(2)	7,195	6,852
Coral-U.S. Co-Borrower LLC Tranche B-5 (1 month LIBOR + 2.250%) 3.574%, 1/31/28(2)	6,819	6,335
CSC Holdings LLC 2017 (1 month LIBOR + 2.250%) 3.574%, 7/17/25(2)	8,427	7,820
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 6.666%, 8/2/27(2)	14,735	13,526
Eagle Broadband Investments LLC (3 month LIBOR + 3.000%) 5.313%, 11/12/27(2)	8,955	8,418
Intelsat Jackson Holdings S.A. Tranche B (1 month Term SOFR + 4.250%) 4.920%, 2/1/29(2)	8,218	7,518
Radiate Holdco LLC (1 month LIBOR + 3.250%) 4.916%, 9/25/26(2)	10,373	9,621
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 3.324%, 4/28/28(2)	4,935	4,556
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 3.824%, 1/31/28(2)	11,256	10,518
Wide Open West Finance LLC Tranche B (1 month Term SOFR + 3.000%) 4.509%, 12/20/28(2)	2,940	2,829
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 3.824%, 4/30/28(2)	$ 6,867	$ 6,388
		90,585

Media / Telecom - Diversified Media—4.0%
Allen Media LLC Tranche B (3 month Term SOFR + 5.650%) 7.704%, 2/10/27(2)	4,942	4,369
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 4.166%, 2/1/24(2)	10,633	10,345
Applovin Corp.
(3 month LIBOR + 3.000%) 4.666%, 10/25/28(2)	5,514	5,220
(3 month LIBOR + 3.250%) 5.500%, 8/15/25(2)	8,434	8,048
Banijay Entertainment SAS Tranche B (1 month LIBOR + 3.750%) 4.870%, 3/1/25(2)	6,264	5,927
Constant Contact, Inc. First Lien (3 month LIBOR + 4.000%) 5.011%, 2/10/28(2)	4,632	4,094
Deluxe Entertainment Services Group, Inc., PIK Interest Capitalization Second Lien (3 month LIBOR + 8.500%) 10.750%, 9/25/24(2)(5)(6)(7)	4,313	—
Digital Media Solutions LLC (3 month LIBOR + 5.000%) 7.250%, 5/25/26(2)	3,320	2,979
E.W. Scripps Co. (The) Tranche B-2 (1 month LIBOR + 2.563%) 4.229%, 5/1/26(2)	7,251	6,927
Electronics For Imaging, Inc. First Lien (1 month LIBOR + 5.000%) 6.666%, 7/23/26(2)	4,243	3,768
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 3.916%, 3/24/25(2)	5,244	5,057
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 5.554%, 7/28/28(2)	2,139	1,933
MH Sub I LLC
2020 (1 month LIBOR + 3.750%) 5.416%, 9/13/24(2)	4,164	3,913
First Lien (1 month LIBOR + 3.500%) 5.416%, 9/13/24(2)	9,336	8,770
Second Lien (1 month LIBOR + 6.250%) 7.916%, 2/23/29(2)	2,565	2,407
RR Donnelley & Sons Co. 2022 (1 month Term SOFR + 5.000%) 6.134%, 11/1/26(2)	2,910	2,793
Trader Interactive LLC (1 month LIBOR + 3.750%) 5.416%, 7/28/28(2)	2,366	2,259
Vericast Corp. 2021 (3 month LIBOR + 7.750%) 10.000%, 6/16/26(2)	4,919	3,804
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 4.420%, 5/18/25(2)	17,391	16,323
		98,936

See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—3.9%
Altice Financing S.A.
2017 (1 month LIBOR + 2.750%) 3.794%, 7/15/25(2)	$ 6,576	$ 5,927
2017 (1 month LIBOR + 2.750%) 3.794%, 1/31/26(2)	13,004	11,719
AP Core Holdings II LLC Tranche B-2 (1 month LIBOR + 5.500%) 7.166%, 9/1/27(2)	7,800	7,332
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.916%, 3/15/27(2)	6,964	6,392
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 4.875%, 11/22/28(2)	3,358	3,185
Connect U.S. Finco LLC (1 month LIBOR + 3.500%) 5.170%, 12/11/26(2)	8,436	7,740
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 5.188%, 10/2/27(2)	4,768	4,204
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 3.416%, 3/1/27(2)	3,845	3,554
MetroNet Systems Holdings LLC 2021, First Lien (1 month Term SOFR + 3.864%) 5.054%, 6/2/28(2)	5,601	5,171
Numericable U.S. LLC
Tranche B-12 (3 month LIBOR + 3.688%) 4.732%, 1/31/26(2)	12,079	10,962
Tranche B-13 (3 month LIBOR + 4.000%) 5.411%, 8/14/26(2)	12,162	11,086
Voyage Australia Pty Ltd. First Lien (3 month LIBOR + 3.500%) 4.563%, 7/20/28(2)	2,630	2,454
Voyage Digital NZ (3 month Term SOFR + 4.500%) 5.811%, 5/11/29(2)	4,160	3,952
Zacapa S.a.r.l. 2022 (3 month Term SOFR + 4.250%) 6.304%, 3/22/29(2)	13,965	13,001
		96,679

Media / Telecom - Wireless Communications—0.9%
CCI Buyer, Inc. First Lien (3 month Term SOFR + 4.000%) 6.054%, 12/17/27(2)	8,709	7,925
Commscope, Inc. (1 month LIBOR + 3.250%) 4.916%, 4/6/26(2)	2,515	2,253
Crown Subsea Communications Holding, Inc. (1 month LIBOR + 4.750%) 5.812%, 4/27/27(2)	4,424	4,203
Iridium Satellite LLC Tranche B-2 (1 month LIBOR + 2.500%) 4.166%, 11/4/26(2)	3,232	3,094
Venga Finance S.a.r.l. (3 month LIBOR + 4.750%) 0.000%, 12/4/28(2)(3)	4,900	4,557
		22,032

Metals / Minerals—0.9%
AMG Advanced Metallurgical Group N.V. (1 month LIBOR + 3.500%) 4.993%, 11/30/28(2)	4,681	4,371
Atkore International, Inc. (3 month LIBOR + 2.000%) 4.313%, 5/26/28(2)	3,422	3,381
	Par Value	Value

Metals / Minerals—continued
Consol Energy, Inc. Tranche B (1 month LIBOR + 4.500%) 6.170%, 9/27/24(2)	$ 5,028	$ 4,953
Oxbow Carbon LLC Tranche B, First Lien (3 month LIBOR + 4.250%) 6.500%, 10/17/25(2)	7,430	7,218
U.S. Silica Co. (1 month LIBOR + 4.000%) 5.688%, 5/1/25(2)	2,877	2,763
		22,686

Retail—2.6%
Academy Ltd. (1 month LIBOR + 3.750%) 4.812%, 11/5/27(2)	5,498	5,216
AIP RD Buyer Corp. Tranche B, First Lien (1 month Term SOFR + 4.250%) 5.775%, 12/22/28(2)	3,392	3,196
Ascena Retail Group, Inc. Tranche B (3 month LIBOR + 4.500%) 4.500%, 8/21/22(2)(6)	2,496	6
Belk, Inc. First Lien (3 month LIBOR + 7.500%) 9.006%, 7/31/25(2)	4,375	3,974
Belk, Inc., PIK Interest Capitalization Second Lien 13.000%, 7/31/25(8)	5,443	2,185
Birkenstock U.S. Bidco, Inc. Tranche B (3 month LIBOR + 3.250%) 5.098%, 4/28/28(2)	4,074	3,719
CNT Holdings I Corp. First Lien (1 month LIBOR + 3.500%) 4.690%, 11/8/27(2)	2,366	2,242
Crocs, Inc. (1 month Term SOFR + 3.500%) 4.449%, 2/20/29(2)	6,843	6,214
CWGS Group LLC Tranche B (1 month LIBOR + 2.500%) 3.851%, 6/3/28(2)	6,421	5,693
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 5.416%, 3/6/28(2)	4,686	4,260
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 0.043%) 1.043%, 6/23/23(2)(5)(6)	3,733	4
Jo-Ann Stores LLC Tranche B-1 (3 month LIBOR + 4.750%) 5.964%, 7/7/28(2)	4,361	3,031
LSF9 Atlantis Holdings LLC Tranche B (3 month Term SOFR + 7.250%) 9.304%, 3/31/29(2)	3,950	3,587
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 5.500%, 3/3/28(2)	6,801	6,396
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(2)	4,754	4,462
Rent-A-Center, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 4.938%, 2/17/28(2)	5,653	5,070
Rising Tide Holdings, Inc.
First Lien (1 month LIBOR + 4.750%) 6.416%, 6/1/28(2)	1,336	1,159
Second Lien (1 month LIBOR + 8.250%) 9.916%, 6/1/29(2)	2,545	2,341

See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Retail—continued
Tory Burch LLC Tranche B (1 month LIBOR + 3.000%) 4.666%, 4/16/28(2)	$ 3,276	$ 2,927
		65,682

Service—9.9%
Adtalem Global Education, Inc. Tranche B (1 month LIBOR + 4.000%) 5.595%, 8/12/28(2)	6,212	5,910
American Public Education, Inc. (1 month LIBOR + 5.500%) 7.166%, 3/29/27(2)	3,674	3,491
Apex Group Treasury Ltd.
2021 (3 month LIBOR + 3.750%) 5.325%, 7/27/28(2)	1,285	1,214
First Lien (3 month LIBOR + 3.750%) 6.000%, 7/27/28(2)	2,481	2,345
APX Group, Inc. (1 month LIBOR + 3.500%) 5.014%, 7/10/28(2)	8,019	7,556
ASP Dream Acquisition Co. LLC (3 month Term SOFR + 4.250%) 5.425%, 12/15/28(2)	4,225	3,908
Belfor Holdings, Inc.
First Lien (1 month LIBOR + 3.750%) 5.416%, 4/6/26(2)	4,443	4,287
Tranche B-2, First Lien (1 month Term SOFR + 4.250%) 5.775%, 4/6/26(2)	3,750	3,619
BrightView Landscapes LLC Tranche B (1 month Term SOFR + 3.250%) 4.775%, 4/20/29(2)	4,345	4,128
Camelot U.S. Acquisition I Co. (1 month LIBOR + 3.000%) 4.666%, 10/30/26(2)	6,660	6,266
Centuri Group, Inc. (1 month LIBOR + 2.500%) 4.075%, 8/27/28(2)	7,161	6,843
Clean Harbors, Inc. 2021 (1 month LIBOR + 2.000%) 3.666%, 10/8/28(2)	2,289	2,266
Conduent Business Services LLC Tranche B (1 month LIBOR + 4.250%) 5.916%, 10/16/28(2)	3,133	3,039
Conservice Midco LLC First Lien (1 month LIBOR + 4.250%) 5.916%, 5/13/27(2)	1,666	1,575
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month LIBOR + 3.750%) 5.416%, 3/31/28(2)	2,827	2,635
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 4.747%, 1/18/29(2)	2,748	2,559
Tranche B (1 month LIBOR + 3.250%) 4.874%, 2/6/26(2)	3,192	3,005
Element Materials Technology Group U.S. Holdings, Inc.
(3 month LIBOR + 3.250%) 0.000%, 4/12/29(2)(3)	1,700	1,628
(3 month LIBOR + 3.250%) 0.000%, 4/12/29(2)(3)	785	751
Employbridge Holding Co. Tranche B (3 month LIBOR + 4.750%) 7.000%, 7/19/28(2)	4,958	4,499
	Par Value	Value

Service—continued
Energize Holdco LLC (1 month LIBOR + 3.750%) 4.810%, 12/8/28(2)	$ 4,633	$ 4,340
EverCommerce Solutions, Inc. (1 month LIBOR + 3.250%) 4.916%, 7/6/28(2)	5,097	4,816
Evertec Group LLC Tranche B (1 month LIBOR + 3.500%) 5.166%, 11/27/24(2)	2,603	2,553
First Student Bidco, Inc.
Tranche B (3 month LIBOR + 3.000%) 5.232%, 7/21/28(2)	4,698	4,187
Tranche C (3 month LIBOR + 3.000%) 5.232%, 7/21/28(2)	1,743	1,554
Foundational Education Group, Inc.
(3 month Term SOFR + 3.750%) 6.066%, 8/31/28(2)	2,948	2,815
(3 month Term SOFR + 6.500%) 8.816%, 8/31/29(2)	830	776
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 4.239%, 5/30/25(2)	4,528	4,405
GI Consilio Parent LLC First Lien (1 month LIBOR + 4.000%) 5.666%, 5/12/28(2)	4,709	4,280
Gopher Resource LLC (1 month LIBOR + 3.250%) 4.916%, 3/6/25(2)	2,657	2,171
Grab Holdings, Inc. (3 month LIBOR + 4.500%) 5.500%, 1/29/26(2)	4,285	3,900
Harsco Corp. (1 month LIBOR + 2.250%) 3.938%, 3/10/28(2)	4,980	4,604
Holding Socotec Tranche B (3 month LIBOR + 4.000%) 6.250%, 6/30/28(2)	3,272	3,010
Houghton Mifflin Harcourt Co. Tranche B, First Lien (1 month Term SOFR + 5.250%) 6.775%, 4/9/29(2)	4,735	4,270
Lakeland Tours LLC PIK Interest Capitalization First Lien 13.250%, 9/25/27(7)	97	65
Marnix Sas Tranche B (3 month Term SOFR + 3.750%) 5.192%, 8/4/28(2)	4,544	4,396
Maximus, Inc. Tranche B (1 month LIBOR + 2.000%) 3.688%, 5/28/28(2)	2,544	2,515
McKissock Investment Holdings LLC (3 month Term SOFR + 4.000%) 5.944%, 3/12/29(2)	1,995	1,925
MHI Holdings LLC First Lien (1 month LIBOR + 5.000%) 6.666%, 9/21/26(2)	7,329	6,981
Michael Baker International LLC (1 month LIBOR + 5.000%) 6.666%, 12/1/28(2)	2,716	2,621
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 5.204%, 11/23/28(2)	3,062	2,854
National Intergovernmental Purchasing Alliance Co. First Lien (3 month LIBOR + 3.500%) 5.750%, 5/23/25(2)	2,890	2,746
Nielsen Consumer, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 5.416%, 3/6/28(2)	3,950	3,661

See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Service—continued
Osmose Utilities Services, Inc. First Lien (1 month LIBOR + 3.250%) 4.916%, 6/23/28(2)	$ 5,141	$ 4,566
Oyo Hospitality Netharlands B.V. (3 month LIBOR + 8.250%) 10.440%, 6/23/26(2)	3,439	2,946
Paysafe Holdings U.S. Corp. Tranche B-1 (1 month LIBOR + 2.750%) 4.416%, 6/28/28(2)	5,653	5,190
Peraton Corp.
(3 month LIBOR + 7.750%) 0.000%, 2/1/29(2)(3)	1,520	1,410
Tranche B, First Lien (1 month LIBOR + 3.750%) 5.416%, 2/1/28(2)	15,895	14,893
Pitney Bowes, Inc. Tranche B (1 month LIBOR + 4.000%) 5.670%, 3/17/28(2)	2,908	2,770
PODS LLC (1 month LIBOR + 3.000%) 4.666%, 3/31/28(2)	3,131	2,907
Prime Security Services Borrower LLC 2021, Tranche B-1 (6 month LIBOR + 2.750%) 3.557%, 9/23/26(2)	5,502	5,125
Priority Holdings LLC (3 month LIBOR + 5.750%) 7.325%, 4/27/27(2)	5,504	5,358
Refficiency Holdings LLC 2021 (1 month LIBOR + 3.750%) 5.416%, 12/16/27(2)	2,923	2,734
Signal Parent, Inc. (1 month LIBOR + 3.500%) 5.166%, 4/3/28(2)	4,297	3,280
Sitel Group (3 month LIBOR + 3.750%) 6.010%, 8/28/28(2)	6,665	6,394
Sovos Compliance LLC First Lien (1 month LIBOR + 4.500%) 6.152%, 8/11/28(2)	369	347
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 5.611%, 3/4/28(2)	3,501	3,215
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 4.916%, 2/10/29(2)	3,104	2,918
Summer BC Bidco B LLC Tranche B-2 (3 month LIBOR + 4.500%) 6.750%, 12/4/26(2)	3,920	3,663
Thevelia U.S. LLC (3 month LIBOR + 2.000%) 0.000%, 2/10/29(2)(3)	4,095	3,798
Trans Union LLC 2021, Tranche B-6 (1 month LIBOR + 2.250%) 3.916%, 12/1/28(2)	10,318	9,817
TTF Holdings LLC (1 month LIBOR + 4.250%) 5.938%, 3/31/28(2)	5,525	5,290
United Talent Agency LLC Tranche B (3 month LIBOR + 4.000%) 6.196%, 7/7/28(2)	4,000	3,700
Vaco Holdings LLC (3 month Term SOFR + 5.000%) 7.204%, 1/19/29(2)	2,328	2,233
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 5.420%, 12/21/27(2)	2,955	2,802
Zoominfo LLC (1 month LIBOR + 3.000%) 4.666%, 2/2/26(2)	4,486	4,326
		246,651

	Par Value	Value

Transportation - Automotive—1.4%
Adient U.S. LLC Tranche B-1 (1 month LIBOR + 3.250%) 4.916%, 4/10/28(2)	$ 4,179	$ 3,879
Autokiniton U.S. Holdings, Inc. Tranche B (1 month LIBOR + 4.500%) 5.620%, 4/6/28(2)	8,583	7,918
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 4.916%, 4/30/26(2)	2,621	2,441
DexKo Global, Inc.
(3 month LIBOR + 3.750%) 4.756%, 10/4/28(2)	799	734
First Lien (3 month LIBOR + 3.750%) 4.756%, 10/4/28(2)	4,189	3,848
ENC Parent Corp. First Lien (3 month LIBOR + 4.250%) 5.877%, 8/19/28(2)	3,577	3,403
ILPEA Parent, Inc. (1 month LIBOR + 4.500%) 6.166%, 6/22/28(2)	4,208	4,019
RC Buyer, Inc. First Lien (3 month LIBOR + 3.500%) 5.750%, 7/28/28(2)	1,016	963
RVR Dealership Holdings LLC 2022 (3 month Term SOFR + 3.900%) 5.168%, 2/8/28(2)	5,936	4,976
Superior Industries International, Inc. (1 month LIBOR + 4.000%) 5.666%, 5/22/24(2)	3,144	3,017
		35,198

Transportation - Land Transportation—1.3%
Daseke Cos., Inc. (1 month LIBOR + 4.000%) 5.600%, 3/9/28(2)	8,295	7,673
LaserShip, Inc.
First Lien (3 month LIBOR + 4.500%) 7.377%, 5/7/28(2)	7,907	7,017
Second Lien (3 month LIBOR + 7.500%) 10.377%, 5/7/29(2)	3,135	3,041
Pilot Travel Centers LLC Tranche B (1 month Term SOFR + 2.100%) 3.134%, 8/4/28(2)	10,525	10,065
Savage Enterprises LLC Tranche B (1 month LIBOR + 3.250%) 4.900%, 9/15/28(2)	5,361	5,096
		32,892

Transportation - Shipping—0.3%
Carriage Purchaser, Inc. Tranche B (1 month LIBOR + 4.250%) 5.916%, 9/29/28(2)	4,714	4,300
WWEX Uni Topco Holdings LLC
First Lien (3 month LIBOR + 4.000%) 6.250%, 7/26/28(2)	1,911	1,730
Second Lien (3 month LIBOR + 7.000%) 9.250%, 7/26/29(2)	400	358
		6,388

Utilities—1.6%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 4.416%, 8/1/25(2)	10,470	9,878

See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Eastern Power LLC Tranche B (3 month LIBOR + 3.750%) 6.000%, 10/2/25(2)	$ 8,889	$ 7,467
Generation Bridge LLC
Tranche B (1 month LIBOR + 5.000%) 7.250%, 12/1/28(2)	2,676	2,604
Tranche C (3 month LIBOR + 5.000%) 7.250%, 12/1/28(2)	56	55
Granite Generation LLC (3 month LIBOR + 3.750%) 5.193%, 11/9/26(2)	6,867	6,292
Invenergy Thermal Operating I LLC (1 month Term SOFR + 3.750%) 5.390%, 8/28/25(2)	3,469	3,295
Longview Power LLC (3 month LIBOR + 10.000%) 11.500%, 7/30/25(2)	1,517	1,638
PG&E Corp. Tranche B (1 month LIBOR + 3.000%) 4.688%, 6/23/25(2)	2,496	2,347
WaterBridge Midstream Operating LLC (1 month LIBOR + 5.750%) 7.392%, 6/22/26(2)	6,493	6,126
		39,702

Total Leveraged Loans (Identified Cost $2,444,658)		2,281,265

	Shares
Preferred Stock—0.6%
Energy—0.6%
Blackbrush Oil & Gas PIK, 0.000%(5)(7)	14,242	14,505
Total Preferred Stock (Identified Cost $4,137)		14,505

Common Stocks—0.5%
Communication Services—0.0%
Desg Holdings, Inc.(5)	475,758	—
Consumer Discretionary—0.0%
Belk, Inc.(5)	1,562	15
Earnout Trust Certificates(5)	2,376	13
Wayne Services Legacy, Inc. (5)	2,073	—
		28

Energy—0.1%
Blackbrush Oil & Gas(5)	437,150	657
Summit Midstream Partners LP(9)	108,293	1,379
		2,036

Financials—0.2%
Copper Property CTL Pass Through Trust(5)(9)	17,816	225
TRU Topco Units(5)	1,866	6,033
		6,258

Information Technology—0.0%
Internap Holding LLC(5)	681,392	102
	Shares	Value

Real Estate—0.0%
Hill Street Properties(5)	85,002	$ 425
Utilities—0.2%
Longview Intermediate Holdings LLC(5)	350,306	4,379
Total Common Stocks (Identified Cost $15,617)		13,228

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(9)	410,667	520
Total Rights (Identified Cost $554)		520

Warrant—0.0%
Real Estate—0.0%
Hill Street Properties(9)	144,733	—
Total Warrant (Identified Cost $1)		—

	Par Value
Convertible Bonds and Notes—0.1%
Communication Services—0.1%
Liberty Interactive LLC 4.000%, 11/15/29	$ 8,000	3,520
Total Convertible Bonds and Notes (Identified Cost $6,525)		3,520

Total Long-Term Investments—98.0% (Identified Cost $2,618,476)		2,436,537

	Shares
Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(10)	9,654,339	9,654
Total Short-Term Investment (Identified Cost $9,654)		9,654

TOTAL INVESTMENTS—98.4% (Identified Cost $2,628,130)		$2,446,191
Other assets and liabilities, net—1.6%		38,822
NET ASSETS—100.0%		$2,485,013

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $101,296 or 4.1% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after June 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(4)	78% of the income received was in cash and 22% was in PIK.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	100% of the income received was in PIK.
(8)	38% of the income received was in cash and 62% was in PIK.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Luxembourg	3
France	1
Netherlands	1
Canada	1
United Kingdom	1
Total	100%
† % of total investments as of June 30, 2022.
As of June 30, 2022, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
ARC Falcon I, Inc., (3 month LIBOR + 1.000%) 1.000%, 9/30/28	$ 573	$ 571	$ 528	$ (43)
AthenaHealth Group, Inc., (3 month LIBOR + 3.500%) 3.500%, 2/15/29	2,057	2,053	1,889	(164)
ENC Parent Corp., (3 month LIBOR + 4.250%) 4.250%, 8/19/28	321	319	305	(14)
Mariner Wealth Advisors LLC, (3 month LIBOR + 1.000%) 1.000%, 8/18/28	267	263	251	(12)
Medical Solutions Holdings, Inc., (4 month LIBOR + 3.500%) 3.500%, 11/01/28	920	918	861	(57)
Pediatric Associates Holding Co. LLC, (3 month LIBOR + 3.250%) 4.916%, 12/29/28	260	259	242	(17)
Refficiency Holdings LLC, (1 month LIBOR + 3.750%) 5.416%, 12/16/27	571	571	534	(37)
SCP Eye Care Services LLC, (3 month LIBOR + 4.500%) 4.500%, 3/16/28	479	479	456	(23)
U.S. Silica Co., (3 month LIBOR + 0.500%) 0.500%, 5/01/23	2,250	2,217	2,090	(127)
Total	$7,698	$7,650	$7,156	$(494)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 123,499	$ —	$ 123,499	$ —
Leveraged Loans	2,281,265	—	2,274,180	7,085 (1)
Convertible Bonds and Notes	3,520	—	3,520	—
Equity Securities:
Rights	520	—	—	520
Common Stocks	13,228	1,379	—	11,849 (1)
Warrant	—	—	—	—
Preferred Stock	14,505	—	—	14,505
Money Market Mutual Fund	9,654	9,654	—	—
Total Investments	$2,446,191	$11,033	$2,401,199	$33,959

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $7,081 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $4,138 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Common Stocks	Preferred Stocks	Right
Investments in Securities
Balance as of December 31, 2021:	$ 19,478	$ 5,093(a)	$ 7,678(a)	$ 6,165	$ 542
Accrued discount/(premium)	27	27	—	—	—
Net realized gain (loss)	(695)	77	(772)	—	—
Net change in unrealized appreciation (depreciation)(b)	13,187	(325)	5,257	8,277	(22)
Purchases	1,926	1,863	—	63	—
Sales (c)	(2,907)	(2,593)	(314)	—	—
Transfers into Level 3(d)	7,081	7,081	—	—	—
Transfers from Level 3(d)	(4,138)	(4,138)	—	—	—
Balance as of June 30, 2022	$ 33,959	$ 7,085(a)	$ 11,849 (a)	$ 14,505	$ 520
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022, was $12,375.
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of June 30, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

SEIX FLOATING RATE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2022:
Investments in Securities – Assets	Ending Balance at June 30, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Blackbrush Oil & Gas PIK	$14,505	Market and Company Comparables	EV Multiples	5.34x (3.78x - 8.13x)
				2.58x (1.72x - 4.27x)
			Illiquidity Discount	15%

Common Stocks:
BlackBrush Oil & Gas	$ 657	Market and Company Comparables	EV Multiples	5.34x (3.78x - 8.13x)
				2.58x (1.72x - 4.27x)
			Illiquidity Discount	15%

TRU Topco Units	$ 6,033	Market and Company Comparables	EV Multiples	5.67x (2.01x - 11.85x)
				7.00x (3.50x - 11.06x)
			Precedent Transaction Multiples	7.33x (5.90x - 10.50x)
			Illiquidity Discount	22.50%

See Notes to Financial Statements

SEIX HIGH GRADE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—94.9%
Alabama—6.2%
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	$ 1,000	$ 1,086
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,083
		2,169

California—12.6%
Los Angeles Department of Water & Power District Revenue 5.000%, 7/1/39	900	1,021
Regents of the University of California Medical Center Pooled Revenue 5.000%, 5/15/42	1,000	1,105
San Diego County Regional Transportation Commission Revenue 5.000%, 4/1/41	300	338
San Diego Redevelopment Agency Successor Agency
Sales Tax Revenue 5.000%, 9/1/28	500	537
Sales Tax Revenue 5.000%, 9/1/29	405	435
San Mateo Foster, City of, Public Financing Authority Revenue
4.000%, 5/1/45	500	488
4.000%, 5/1/48	500	488
		4,412

Colorado—8.7%
E-470 Public Highway Authority
Toll Highway Revenue 5.000%, 9/1/35	800	895
Toll Highway Revenue 5.000%, 9/1/36	1,000	1,116
Regional Transportation District, Sales Tax Revenue 5.000%, 1/15/28	1,000	1,055
		3,066

Connecticut—4.7%
Connecticut, State of, Sales Tax Revenue 5.000%, 5/1/37	1,500	1,662
District of Columbia—3.1%
District of Columbia, General Obligation 5.000%, 6/1/31	1,000	1,096
Florida—6.3%
Broward County Convention Center Hotel Revenue 5.000%, 1/1/40	1,000	1,104
Collier County, Water-Sewer District Revenue 5.000%, 7/1/33	1,000	1,098
		2,202

Idaho—2.1%
Idaho Housing & Finance Association
4.000%, 7/15/38	250	249
	Par Value	Value

Idaho—continued
4.000%, 7/15/39	$ 500	$ 498
		747

Illinois—3.1%
Illinois Finance Authority Revenue 5.000%, 7/1/28	1,000	1,102
Massachusetts—3.2%
Commonwealth of Massachusetts Transportation Fund Revenue 5.000%, 6/1/50	1,000	1,107
Mississippi—1.4%
Mississippi, State of, General Obligation 4.000%, 10/1/37	500	503
New Jersey—4.5%
New Jersey, State of, Sales Tax Revenue 4.000%, 6/1/30	1,500	1,585
New York—3.9%
City of New York, General Obligation 5.500%, 5/1/44	1,000	1,145
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 4.000%, 8/1/48	250	242
		1,387

North Carolina—1.6%
Cabarrus County, Revenue, Series-A 5.000%, 6/1/39	500	574
Oregon—3.0%
Portland, Port of, Airport Revenue 5.000%, 7/1/47	1,000	1,040
Tennessee—6.3%
Chattanooga Health Educational & Housing Facility Board 5.000%, 8/1/30	1,010	1,078
Tennessee, State of, General Obligation 5.000%, 9/1/30	1,000	1,120
		2,198

Texas—15.4%
Elgin Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 8/1/52	1,000	991
Fort Worth, City of, Water & Sewer System Revenue 5.000%, 2/15/30	1,000	1,118
Godley Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/52	1,000	981
Katy Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/39	500	513
See Notes to Financial Statements

SEIX HIGH GRADE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Texas—continued
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/32	$ 750	$ 843
Prosper Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/52	1,000	980
		5,426

Washington—8.8%
Energy Northwest Revenue 5.000%, 7/1/34	2,000	2,123
Washington Health Care Facilities Authority 5.000%, 8/1/44	940	960
		3,083

Total Municipal Bonds (Identified Cost $34,955)		33,359

Total Long-Term Investments—94.9% (Identified Cost $34,955)		33,359

	Shares	Value
Short-Term Investment—10.7%
Money Market Mutual Fund—10.7%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(2)	3,757,611	$ 3,758
Total Short-Term Investment (Identified Cost $3,758)		3,758

TOTAL INVESTMENTS—105.6% (Identified Cost $38,713)		$37,117
Other assets and liabilities, net—(5.6)%		(1,958)
NET ASSETS—100.0%		$35,159

Abbreviation:
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At June 30, 2022, 9.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$33,359	$ —	$33,359
Money Market Mutual Fund	3,758	3,758	—
Total Investments	$37,117	$3,758	$33,359
There were no securities  valued using  significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers  into or  out of Level 3 related to securities held at June 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

SEIX HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—91.3%
Communication Services—10.5%
CMG Media Corp. 144A 8.875%, 12/15/27(1)	$ 850	$ 671
ANGI Group LLC 144A 3.875%, 8/15/28(1)	1,105	841
Cable One, Inc. 144A 4.000%, 11/15/30(1)	1,430	1,175
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	955	817
CSC Holdings LLC
144A 6.500%, 2/1/29(1)	1,305	1,179
144A 4.500%, 11/15/31(1)	1,055	814
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	921	786
DISH DBS Corp.
7.750%, 7/1/26	1,470	1,146
7.375%, 7/1/28	505	343
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	500	391
Live Nation Entertainment, Inc. 144A 3.750%, 1/15/28(1)	913	787
Match Group Holdings II LLC 144A 4.625%, 6/1/28(1)	875	793
Playtika Holding Corp. 144A 4.250%, 3/15/29(1)	516	426
Sinclair Television Group, Inc. 144A 4.125%, 12/1/30(1)	990	785
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	950	822
TEGNA, Inc. 5.000%, 9/15/29	535	506
Twitter, Inc. 144A 5.000%, 3/1/30(1)	465	441
Uniti Group LP
144A 4.750%, 4/15/28(1)	580	477
144A 6.500%, 2/15/29(1)	820	601
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	875	735
ZoomInfo Technologies LLC 144A 3.875%, 2/1/29(1)	1,905	1,596
		16,132

Consumer Discretionary—19.1%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	893	797
Allison Transmission, Inc. 144A 5.875%, 6/1/29(1)	200	186
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	1,035	760
Bath & Body Works, Inc.
6.950%, 3/1/33	480	383
6.750%, 7/1/36	560	448
Bed Bath & Beyond, Inc. 5.165%, 8/1/44	940	209
Bloomin’ Brands, Inc. 144A 5.125%, 4/15/29(1)	935	793
Carnival Corp. 144A 9.875%, 8/1/27(1)	1,480	1,443
Carvana Co. 144A 5.625%, 10/1/25(1)	640	491
	Par Value	Value

Consumer Discretionary—continued
Crocs, Inc. 144A 4.250%, 3/15/29(1)	$ 815	$ 603
FirstCash, Inc.
144A 4.625%, 9/1/28(1)	509	440
144A 5.625%, 1/1/30(1)	561	484
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	1,060	802
Ford Motor Co. 6.625%, 10/1/28	55	54
Gap, Inc. (The) 144A 3.625%, 10/1/29(1)	425	298
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	660	535
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	1,515	1,346
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	513	383
Liberty Interactive LLC 8.250%, 2/1/30(2)	1,565	1,039
Macy’s Retail Holdings LLC 5.125%, 1/15/42	425	283
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	1,350	1,171
MercadoLibre, Inc. 3.125%, 1/14/31	560	403
Michaels Cos., Inc. (The)
144A 5.250%, 5/1/28(1)	1,200	943
144A 7.875%, 5/1/29(1)	730	481
NCL Corp., Ltd. 144A 5.875%, 2/15/27(1)	1,065	911
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	1,635	1,337
Patrick Industries, Inc.
144A 7.500%, 10/15/27(1)	510	472
144A 4.750%, 5/1/29(1)	680	506
Penn National Gaming, Inc. 144A 4.125%, 7/1/29(1)	525	398
Prime Security Services Borrower LLC 144A 5.750%, 4/15/26(1)	927	864
QVC, Inc. 5.450%, 8/15/34	2,110	1,456
Rent-A-Center, Inc. 144A 6.375%, 2/15/29(1)(2)	1,450	1,131
Royal Caribbean Cruises Ltd. 144A 5.500%, 8/31/26(1)	501	372
Shea Homes LP 144A 4.750%, 2/15/28(1)	1,140	916
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	1,605	1,003
Station Casinos LLC
144A 4.500%, 2/15/28(1)	2,360	1,993
144A 4.625%, 12/1/31(1)	515	402
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	515	408
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	800	759
Victoria’s Secret & Co. 144A 4.625%, 7/15/29(1)	991	747
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	935	751
See Notes to Financial Statements

SEIX HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Yum! Brands, Inc. 4.625%, 1/31/32	$ 190	$ 168
		29,369

Consumer Staples—2.1%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	850	719
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	425	302
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	1,170	1,039
Vector Group Ltd.
144A 10.500%, 11/1/26(1)	415	385
144A 5.750%, 2/1/29(1)	942	784
		3,229

Energy—17.3%
Ascent Resources Utica Holdings LLC
144A 7.000%, 11/1/26(1)	755	702
144A 8.250%, 12/31/28(1)	1,255	1,195
144A 5.875%, 6/30/29(1)	195	172
California Resources Corp. 144A 7.125%, 2/1/26(1)	870	851
Callon Petroleum Co.
6.375%, 7/1/26	555	512
144A 9.000%, 4/1/25(1)	205	217
144A 8.000%, 8/1/28(1)(2)	355	341
Cheniere Energy Partners LP 4.500%, 10/1/29	135	121
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	940	895
Civitas Resources, Inc. 144A 5.000%, 10/15/26(1)	1,030	924
Comstock Resources, Inc. 144A 5.875%, 1/15/30(1)	917	789
CrownRock LP 144A 5.625%, 10/15/25(1)	550	517
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	175	157
Energy Transfer LP Series B 6.625% (3)	495	365
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	995	940
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	1,267	1,178
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	1,455	1,371
144A 6.000%, 2/1/31(1)	175	151
Laredo Petroleum, Inc. 144A 7.750%, 7/31/29(1)(2)	430	388
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	1,720	1,619
Nabors Industries, Inc.
5.750%, 2/1/25	230	203
144A 9.000%, 2/1/25(1)	1,031	1,026
144A 7.375%, 5/15/27(1)	310	294
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	2,255	2,131
144A 6.500%, 9/30/26(1)	1,085	983
	Par Value	Value

Energy—continued
Occidental Petroleum Corp.
6.375%, 9/1/28	$ 390	$ 395
7.500%, 5/1/31	148	159
6.450%, 9/15/36	1,088	1,115
6.600%, 3/15/46	385	409
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	900	772
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	340	304
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,050	898
144A 7.500%, 7/15/38(1)	665	585
SM Energy Co.
6.625%, 1/15/27(2)	390	365
6.500%, 7/15/28	581	534
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	825	798
Talos Production, Inc. 12.000%, 1/15/26	398	412
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	385	366
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	635	592
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	645	535
Western Midstream Operating LP 5.500%, 8/15/48	375	306
		26,587

Financials—18.5%
Altice Financing S.A.
144A 5.000%, 1/15/28(1)	750	604
144A 5.750%, 8/15/29(1)	500	401
Altice France Holding S.A. 144A 10.500%, 5/15/27(1)	360	302
AssuredPartners, Inc. 144A 7.000%, 8/15/25(1)	670	629
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	555	461
CCO Holdings LLC
4.500%, 5/1/32	1,037	840
144A 4.250%, 2/1/31(1)	185	151
144A 4.500%, 6/1/33(1)	330	260
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	1,345	1,224
Cimpress plc 144A 7.000%, 6/15/26(1)	1,782	1,420
Domtar Corp. 144A 6.750%, 10/1/28(1)	463	435
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	835	788
Freedom Mortgage Corp.
144A 8.125%, 11/15/24(1)	325	280
144A 7.625%, 5/1/26(1)	1,840	1,435
144A 6.625%, 1/15/27(1)	340	252
Guitar Center, Inc. 144A 8.500%, 1/15/26(1)	390	344
GYP Holdings III Corp. 144A 4.625%, 5/1/29(1)	606	473
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	929	699

See Notes to Financial Statements

SEIX HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Hilton Grand Vacations Borrower Escrow LLC 144A 4.875%, 7/1/31(1)	$ 456	$ 348
Icahn Enterprises LP 5.250%, 5/15/27	885	784
Jefferies Finance LLC 144A 5.000%, 8/15/28(1)	440	362
Macy’s Retail Holdings LLC
144A 5.875%, 4/1/29(1)	412	351
144A 6.125%, 3/15/32(1)	661	552
MGIC Investment Corp. 5.250%, 8/15/28	430	385
Midcap Financial Issuer Trust
144A 6.500%, 5/1/28(1)	560	482
144A 5.625%, 1/15/30(1)	555	433
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	305	271
MSCI, Inc. 144A 4.000%, 11/15/29(1)	617	547
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	1,900	1,648
144A 5.500%, 8/15/28(1)	915	734
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	1,770	1,541
Park River Holdings, Inc. 144A 6.750%, 8/1/29(1)	575	373
Penn Virginia Holdings LLC 144A 9.250%, 8/15/26(1)	555	533
Rocket Mortgage LLC
144A 2.875%, 10/15/26(1)	1,440	1,190
144A 3.625%, 3/1/29(1)	480	377
144A 3.875%, 3/1/31(1)	505	378
144A 4.000%, 10/15/33(1)	600	426
Summit Midstream Holdings LLC 144A 8.500%, 10/15/26(1)	485	435
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	461	422
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	1,085	929
144A 5.500%, 4/15/29(1)	2,265	1,734
Victors Merger Corp. 144A 6.375%, 5/15/29(1)	900	549
Viking Cruises Ltd. 144A 6.250%, 5/15/25(1)	920	775
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	935	755
		28,312

Health Care—5.0%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	1,915	1,493
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	1,525	1,081
Encompass Health Corp. 4.750%, 2/1/30	470	394
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	900	804
Tenet Healthcare Corp.
144A 6.125%, 10/1/28(1)	870	745
144A 4.375%, 1/15/30(1)	895	757
Teva Pharmaceutical Finance Netherlands III B.V.
7.125%, 1/31/25	925	898
	Par Value	Value

Health Care—continued
4.750%, 5/9/27	$ 555	$ 475
5.125%, 5/9/29	390	321
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	710	636
		7,604

Industrials—9.1%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	710	735
144A 5.500%, 4/20/26(1)	1,280	1,176
144A 5.750%, 4/20/29(1)	355	303
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(4)	315	194
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	445	347
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	890	754
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(1)	1,320	1,005
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	775	595
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	1,037	760
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	985	824
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	715	643
144A 7.000%, 10/15/28(1)	515	448
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	495	319
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	565	526
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	1,225	1,204
Park River Holdings, Inc. 144A 5.625%, 2/1/29(1)	315	196
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(1)	425	362
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)	462	364
Terex Corp. 144A 5.000%, 5/15/29(1)	585	497
TMS International Corp. 144A 6.250%, 4/15/29(1)	995	720
TransDigm UK Holdings plc 6.875%, 5/15/26	1,140	1,063
Uber Technologies, Inc. 144A 4.500%, 8/15/29(1)	1,175	966
		14,001

Information Technology—3.2%
Elastic N.V. 144A 4.125%, 7/15/29(1)	1,455	1,215
Fair Isaac Corp. 144A 4.000%, 6/15/28(1)	425	376
NCR Corp.
144A 5.000%, 10/1/28(1)	1,138	965
144A 5.125%, 4/15/29(1)	710	600
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	590	550

See Notes to Financial Statements

SEIX HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Seagate HDD Cayman 5.750%, 12/1/34	$ 437	$ 385
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	470	382
Viasat, Inc. 144A 5.625%, 4/15/27(1)	465	402
		4,875

Materials—2.7%
Allegheny Ludlum LLC 6.950%, 12/15/25	323	317
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	940	754
Howmet Aerospace, Inc. 6.750%, 1/15/28	105	105
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	1,785	1,589
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	435	388
Sylvamo Corp. 144A 7.000%, 9/1/29(1)	884	814
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	241	230
		4,197

Real Estate—2.4%
American Finance Trust, Inc. 144A 4.500%, 9/30/28(1)	685	538
Brookfield Property REIT, Inc.
144A 5.750%, 5/15/26(1)	1,662	1,516
144A 4.500%, 4/1/27(1)	1,000	829
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	920	756
		3,639

Utilities—1.4%
DCP Midstream Operating LP 144A 6.450%, 11/3/36(1)	150	147
NRG Energy, Inc. 144A 5.250%, 6/15/29(1)	445	397
PG&E Corp.
5.000%, 7/1/28(2)	590	498
5.250%, 7/1/30	343	282
Vistra Operations Co. LLC 144A 5.625%, 2/15/27(1)	835	785
		2,109

Total Corporate Bonds and Notes (Identified Cost $163,930)		140,054

Leveraged Loans—1.1%
Aerospace—1.1%
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 7.313%, 6/21/27(5)	1,800	1,775
Total Leveraged Loans (Identified Cost $1,900)		1,775

	Shares	Value
Common Stocks—0.0%
Energy—0.0%
SandRidge Energy, Inc.(6)	159	$ 2
Total Common Stocks (Identified Cost $1)		2

Warrants—0.0%
Energy—0.0%
SandRidge Energy, Inc.(6)	3,898	— (7)
SandRidge Energy, Inc.(6)	1,641	— (7)
		— (7)

Total Warrants (Identified Cost $—)		— (7)

	Par Value
Convertible Bonds and Notes—0.3%
Communication Services—0.3%
DISH Network Corp. 3.375%, 8/15/26	$ 585	395
Total Convertible Bonds and Notes (Identified Cost $560)		395

Total Long-Term Investments—92.7% (Identified Cost $166,391)		142,226

	Shares
Short-Term Investment—5.8%
Money Market Mutual Fund—5.8%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(8)	8,862,504	8,863
Total Short-Term Investment (Identified Cost $8,863)		8,863

Securities Lending Collateral—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(8)(9)	2,364,762	2,365
Total Securities Lending Collateral (Identified Cost $2,365)		2,365

TOTAL INVESTMENTS—100.0% (Identified Cost $177,619)		$153,454
Other assets and liabilities, net—(0.0)%		(7)
NET ASSETS—100.0%		$153,447

See Notes to Financial Statements

SEIX HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $120,030 or 78.2% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	The first payment of cash and/or principal will be made on October 1, 2022.
(5)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Non-income producing.
(7)	Amount is less than $500.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	89%
Netherlands	3
Bermuda	2
United Kingdom	1
Cayman Islands	1
Panama	1
Luxembourg	1
Other	2
Total	100%
† % of total investments as of June 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

SEIX HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$140,054	$ —	$140,054
Leveraged Loans	1,775	—	1,775
Convertible Bonds and Notes	395	—	395
Equity Securities:
Common Stocks	2	2	—
Warrants	— (1)	— (1)	—
Securities Lending Collateral	2,365	2,365	—
Money Market Mutual Fund	8,863	8,863	—
Total Investments	$153,454	$11,230	$142,224

(1)	Amount is less than $500.
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements

SEIX HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—94.8%
Communication Services—13.1%
ANGI Group LLC 144A 3.875%, 8/15/28(1)	$ 3,220	$ 2,452
Cable One, Inc. 144A 4.000%, 11/15/30(1)	3,919	3,219
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	2,150	1,839
CSC Holdings LLC 144A 6.500%, 2/1/29(1)	3,783	3,417
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	2,098	1,790
DISH DBS Corp.
7.750%, 7/1/26	3,312	2,582
7.375%, 7/1/28	1,115	758
LCPR Senior Secured Financing DAC
144A 6.750%, 10/15/27(1)	1,698	1,584
144A 5.125%, 7/15/29(1)	1,035	864
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	1,255	1,192
144A 3.750%, 1/15/28(1)	2,215	1,910
Match Group Holdings II LLC 144A 4.625%, 6/1/28(1)	1,800	1,632
Playtika Holding Corp. 144A 4.250%, 3/15/29(1)	1,875	1,547
Sinclair Television Group, Inc. 144A 4.125%, 12/1/30(1)	1,315	1,043
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	2,025	1,752
144A 4.125%, 7/1/30(1)	1,090	910
TEGNA, Inc.
4.625%, 3/15/28	3,575	3,343
5.000%, 9/15/29	435	411
Twitter, Inc. 144A 5.000%, 3/1/30(1)	1,048	994
Uniti Group LP 144A 4.750%, 4/15/28(1)	1,867	1,535
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	1,747	1,468
ZoomInfo Technologies LLC 144A 3.875%, 2/1/29(1)	3,932	3,294
		39,536

Consumer Discretionary—20.2%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	2,036	1,817
Allison Transmission, Inc. 144A 5.875%, 6/1/29(1)	435	405
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	2,119	1,556
Bath & Body Works, Inc.
6.950%, 3/1/33	963	769
6.750%, 7/1/36	705	564
Bed Bath & Beyond, Inc. 5.165%, 8/1/44	2,075	462
Bloomin’ Brands, Inc. 144A 5.125%, 4/15/29(1)	1,925	1,633
Carnival Corp. 144A 9.875%, 8/1/27(1)	1,747	1,703
Crocs, Inc. 144A 4.250%, 3/15/29(1)	2,345	1,735
	Par Value	Value

Consumer Discretionary—continued
Fertitta Entertainment LLC 144A 4.625%, 1/15/29(1)	$ 1,000	$ 853
FirstCash, Inc.
144A 4.625%, 9/1/28(1)	1,177	1,016
144A 5.625%, 1/1/30(1)	1,277	1,103
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	2,776	2,099
Ford Motor Co. 6.625%, 10/1/28	115	113
Gap, Inc. (The) 144A 3.625%, 10/1/29(1)	875	614
Hilton Grand Vacations Borrower Escrow LLC
144A 5.000%, 6/1/29(1)	1,349	1,093
144A 4.875%, 7/1/31(1)	930	710
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	2,640	2,345
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	1,402	1,047
Macy’s Retail Holdings LLC
5.125%, 1/15/42	874	581
144A 5.875%, 4/1/29(1)	935	796
144A 6.125%, 3/15/32(1)	1,142	954
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	2,938	2,548
MercadoLibre, Inc. 3.125%, 1/14/31	1,130	814
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(1)	2,945	2,315
NCL Corp., Ltd. 144A 5.875%, 2/15/27(1)	2,276	1,946
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	3,215	2,628
Patrick Industries, Inc.
144A 7.500%, 10/15/27(1)	1,045	967
144A 4.750%, 5/1/29(1)	1,475	1,098
Penn National Gaming, Inc. 144A 4.125%, 7/1/29(1)	1,118	848
Prime Security Services Borrower LLC 144A 5.750%, 4/15/26(1)	1,765	1,646
QVC, Inc.
4.375%, 9/1/28	1,059	784
5.450%, 8/15/34	4,428	3,055
Rent-A-Center, Inc. 144A 6.375%, 2/15/29(1)(2)	2,956	2,306
Royal Caribbean Cruises Ltd.
144A 5.500%, 8/31/26(1)	1,115	828
144A 5.375%, 7/15/27(1)	933	678
Shea Homes LP
144A 4.750%, 2/15/28(1)	2,039	1,638
144A 4.750%, 4/1/29(1)	1,635	1,282
Station Casinos LLC 144A 4.500%, 2/15/28(1)	4,896	4,135
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	1,158	917
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	1,636	1,551
TRI Pointe Group, Inc. 5.875%, 6/15/24	1,030	1,002
Victoria’s Secret & Co. 144A 4.625%, 7/15/29(1)	2,025	1,526
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	1,870	1,503
See Notes to Financial Statements

SEIX HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	$ 955	$ 875
Yum! Brands, Inc. 4.625%, 1/31/32	435	384
		61,242

Consumer Staples—2.9%
Pilgrim’s Pride Corp.
144A 4.250%, 4/15/31(1)	2,000	1,669
144A 3.500%, 3/1/32(1)	1,124	878
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,605	1,357
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	2,635	2,341
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	3,076	2,561
		8,806

Energy—15.0%
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	2,986	2,777
California Resources Corp. 144A 7.125%, 2/1/26(1)	1,665	1,628
Cheniere Energy Partners LP 4.500%, 10/1/29	270	241
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	1,840	1,752
Civitas Resources, Inc. 144A 5.000%, 10/15/26(1)	2,057	1,846
Comstock Resources, Inc. 144A 5.875%, 1/15/30(1)	2,003	1,723
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	340	306
Energy Transfer LP Series B 6.625% (3)	1,011	745
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	2,615	2,431
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	3,300	3,110
144A 6.000%, 2/1/31(1)	325	280
Laredo Petroleum, Inc. 144A 7.750%, 7/31/29(1)(2)	895	807
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	3,652	3,438
Nabors Industries, Inc.
144A 9.000%, 2/1/25(1)	2,294	2,283
144A 7.375%, 5/15/27(1)	681	647
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	5,046	4,769
144A 6.500%, 9/30/26(1)	2,260	2,047
Occidental Petroleum Corp.
6.375%, 9/1/28	798	808
7.500%, 5/1/31	305	328
6.450%, 9/15/36	2,058	2,109
6.600%, 3/15/46	840	892
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	2,382	2,042
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	674	603
	Par Value	Value

Energy—continued
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	$ 1,665	$ 1,424
144A 7.500%, 7/15/38(1)	1,478	1,301
SM Energy Co.
6.625%, 1/15/27	855	799
6.500%, 7/15/28	1,285	1,182
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	405	392
Talos Production, Inc. 12.000%, 1/15/26	665	688
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	520	495
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	592	552
Welltec International ApS 144A 8.250%, 10/15/26(1)	220	211
Western Midstream Operating LP 5.500%, 8/15/48	755	615
		45,271

Financials—17.0%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	3,700	2,982
Ascent Resources Utica Holdings LLC 144A 5.875%, 6/30/29(1)	430	378
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)(2)	1,225	1,017
CCO Holdings LLC
4.500%, 5/1/32	1,274	1,032
144A 5.000%, 2/1/28(1)	2,120	1,956
144A 5.375%, 6/1/29(1)	397	355
144A 4.250%, 2/1/31(1)	424	346
144A 4.500%, 6/1/33(1)	1,163	916
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	2,965	2,698
Cimpress plc 144A 7.000%, 6/15/26(1)	3,750	2,988
Domtar Corp. 144A 6.750%, 10/1/28(1)	1,111	1,044
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	1,478	1,394
Freedom Mortgage Corp.
144A 8.125%, 11/15/24(1)	715	617
144A 7.625%, 5/1/26(1)	4,001	3,121
Guitar Center, Inc. 144A 8.500%, 1/15/26(1)	314	277
GYP Holdings III Corp. 144A 4.625%, 5/1/29(1)	1,329	1,036
Icahn Enterprises LP 5.250%, 5/15/27	1,800	1,594
ILFC E-Capital Trust I (3 month LIBOR + 1.550%) 144A 4.850%, 12/21/65(1)(4)	1,390	1,015
Jefferies Finance LLC 144A 5.000%, 8/15/28(1)	895	736
MGIC Investment Corp. 5.250%, 8/15/28	859	769
Midcap Financial Issuer Trust 144A 5.625%, 1/15/30(1)	1,115	870
MSCI, Inc. 144A 4.000%, 11/15/29(1)	1,259	1,116

See Notes to Financial Statements

SEIX HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	$ 2,964	$ 2,571
144A 5.500%, 8/15/28(1)	1,790	1,436
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	3,468	3,020
Penn Virginia Holdings LLC 144A 9.250%, 8/15/26(1)	1,280	1,228
PRA Group, Inc. 144A 7.375%, 9/1/25(1)	1,140	1,109
Rocket Mortgage LLC
144A 2.875%, 10/15/26(1)	2,830	2,339
144A 3.625%, 3/1/29(1)	940	739
144A 3.875%, 3/1/31(1)	1,555	1,165
144A 4.000%, 10/15/33(1)	1,061	753
Summit Midstream Holdings LLC 144A 8.500%, 10/15/26(1)	1,078	968
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	684	626
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	2,133	1,827
144A 5.500%, 4/15/29(1)	4,688	3,589
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	2,075	1,676
		51,303

Health Care—5.6%
DaVita, Inc.
144A 4.625%, 6/1/30(1)	2,880	2,246
144A 3.750%, 2/15/31(1)	2,215	1,588
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	3,263	2,313
Encompass Health Corp. 4.750%, 2/1/30	955	800
Molina Healthcare, Inc.
144A 4.375%, 6/15/28(1)	1,875	1,675
144A 3.875%, 11/15/30(1)	1,950	1,667
Tenet Healthcare Corp.
144A 6.125%, 10/1/28(1)	1,745	1,493
144A 4.375%, 1/15/30(1)	1,801	1,524
Teva Pharmaceutical Finance Netherlands III B.V.
7.125%, 1/31/25	2,085	2,024
4.750%, 5/9/27	1,045	894
5.125%, 5/9/29	885	729
		16,953

Industrials—9.2%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	1,215	1,257
144A 5.500%, 4/20/26(1)	2,601	2,390
144A 5.750%, 4/20/29(1)	733	626
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	1,057	824
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	1,095	955
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	1,741	1,474
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(1)	2,647	2,015
Delta Air Lines, Inc. 7.375%, 1/15/26	1,559	1,557
	Par Value	Value

Industrials—continued
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	$ 2,230	$ 1,864
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	1,930	1,737
144A 7.000%, 10/15/28(1)	1,135	987
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	1,090	1,015
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	2,462	2,420
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(1)	1,065	906
Standard Industries, Inc.
144A 5.000%, 2/15/27(1)	860	768
144A 4.375%, 7/15/30(1)	936	738
Terex Corp. 144A 5.000%, 5/15/29(1)	1,330	1,130
TMS International Corp. 144A 6.250%, 4/15/29(1)	2,056	1,488
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	1,630	1,623
144A 4.500%, 8/15/29(1)	2,390	1,966
		27,740

Information Technology—4.0%
Crowdstrike Holdings, Inc. 3.000%, 2/15/29	1,070	926
Elastic N.V. 144A 4.125%, 7/15/29(1)	3,168	2,645
Fair Isaac Corp. 144A 4.000%, 6/15/28(1)	878	778
NCR Corp.
144A 5.000%, 10/1/28(1)	2,009	1,703
144A 5.125%, 4/15/29(1)	1,847	1,562
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	1,504	1,402
Seagate HDD Cayman 5.750%, 12/1/34	999	879
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	995	808
Viasat, Inc. 144A 5.625%, 4/15/27(1)	1,748	1,511
		12,214

Materials—3.0%
Allegheny Ludlum LLC 6.950%, 12/15/25	633	620
HB Fuller Co. 4.250%, 10/15/28	1,105	927
Howmet Aerospace, Inc. 6.750%, 1/15/28	235	235
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	3,560	3,168
Summit Materials LLC 144A 6.500%, 3/15/27(1)	660	637
Sylvamo Corp. 144A 7.000%, 9/1/29(1)	2,015	1,857
TriMas Corp. 144A 4.125%, 4/15/29(1)	1,215	1,037

See Notes to Financial Statements

SEIX HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Materials—continued
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	$ 539	$ 513
		8,994

Real Estate—3.4%
American Finance Trust, Inc. 144A 4.500%, 9/30/28(1)	1,570	1,233
Brookfield Property REIT, Inc.
144A 5.750%, 5/15/26(1)	3,427	3,127
144A 4.500%, 4/1/27(1)	3,630	3,010
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	3,608	2,965
		10,335

Utilities—1.4%
DCP Midstream Operating LP 144A 6.450%, 11/3/36(1)	306	300
NRG Energy, Inc. 144A 5.250%, 6/15/29(1)	937	836
PG&E Corp.
5.000%, 7/1/28(2)	1,210	1,021
5.250%, 7/1/30	703	578
Vistra Operations Co. LLC 144A 5.625%, 2/15/27(1)	1,675	1,575
		4,310

Total Corporate Bonds and Notes (Identified Cost $334,199)		286,704

Leveraged Loans—0.6%
Aerospace—0.6%
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 7.313%, 6/21/27(4)	1,664	1,641
Total Leveraged Loans (Identified Cost $1,756)		1,641

Convertible Bonds and Notes—0.4%
Communication Services—0.4%
DISH Network Corp. 3.375%, 8/15/26	1,055	713
Liberty Interactive LLC 4.000%, 11/15/29	1,250	550
		1,263

Total Convertible Bonds and Notes (Identified Cost $2,020)		1,263

Total Long-Term Investments—95.8% (Identified Cost $337,975)		289,608

	Shares	Value
Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(5)	303,136	$ 303
Total Short-Term Investment (Identified Cost $303)		303

Securities Lending Collateral—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(5)(6)	2,092,268	2,092
Total Securities Lending Collateral (Identified Cost $2,092)		2,092

TOTAL INVESTMENTS—96.6% (Identified Cost $340,370)		$292,003
Other assets and liabilities, net—3.4%		10,398
NET ASSETS—100.0%		$302,401

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $243,500 or 80.5% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(6)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
Netherlands	3
Ireland	1
Bermuda	1
Luxembourg	1
France	1
Cayman Islands	1
Other	2
Total	100%
† % of total investments as of June 30, 2022.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

SEIX HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$286,704	$ —	$286,704
Leveraged Loans	1,641	—	1,641
Convertible Bonds and Notes	1,263	—	1,263
Securities Lending Collateral	2,092	2,092	—
Money Market Mutual Fund	303	303	—
Total Investments	$292,003	$2,395	$289,608
There were no securities valued  using  significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—94.7%
Alabama—0.8%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$ 1,500	$ 1,629
Arizona—1.6%
Salt River Project Agricultural Improvement & Power District Revenue 5.000%, 12/1/32	3,020	3,212
California—8.3%
California County Tobacco Securitization Agency Revenue
5.000%, 6/1/24	100	104
5.000%, 6/1/25	200	210
5.000%, 6/1/27	100	107
5.000%, 6/1/28	100	108
California, State of,
General Obligation 5.000%, 9/1/27	1,250	1,411
General Obligation 5.000%, 4/1/37	4,000	4,168
City of Los Angeles Department of Airports 5.000%, 5/15/45	1,000	1,071
City of Vernon Electric System Revenue
5.000%, 8/1/39	450	478
5.000%, 8/1/40	365	387
5.000%, 8/1/41	400	423
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	1,940	2,135
Los Angeles Department of Water & Power
5.000%, 7/1/39	1,000	1,140
5.000%, 7/1/40	2,155	2,433
University of California 4.000%, 5/15/30	2,000	2,109
		16,284

Colorado—3.1%
E-470 Public Highway Authority 5.000%, 9/1/40	1,500	1,566
Pueblo County School District No. 70,
General Obligation (State AID Withholding Insured) 4.000%, 12/1/27	1,000	1,079
General Obligation (State AID Withholding Insured) 4.000%, 12/1/28	1,340	1,451
Regional Transportation District
Sales Tax Revenue 5.000%, 1/15/27	900	947
Sales Tax Revenue 5.000%, 7/15/27	1,025	1,081
		6,124

Connecticut—1.9%
Connecticut State Health & Educational Facilities Authority Revenue 4.000%, 7/1/40	1,000	894
Connecticut, State of,
General Obligation 5.000%, 7/15/28	1,500	1,698
	Par Value	Value

Connecticut—continued
General Obligation 5.000%, 9/15/28	$ 1,000	$ 1,135
		3,727

District of Columbia—2.7%
District of Columbia, General Obligation 5.000%, 6/1/31	2,825	3,095
Metropolitan Washington Airports Authority Aviation Revenue 5.000%, 10/1/29	2,000	2,228
		5,323

Florida—2.7%
Broward County Convention Center Hotel Revenue 5.000%, 1/1/40	3,500	3,865
Florida Municipal Power Agency Revenue
3.000%, 10/1/32	750	714
3.000%, 10/1/33	750	706
		5,285

Georgia—0.5%
Atlanta, City of, Department of Aviation Revenue 5.000%, 1/1/28	1,000	1,035
Hawaii—0.1%
Hawaii, State of,
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	61
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	162
		223

Idaho—1.3%
Idaho Housing & Finance Association
5.000%, 8/15/39	1,200	1,380
5.000%, 8/15/40	1,000	1,147
		2,527

Illinois—4.1%
Chicago O’Hare International Airport Revenue, Senior Lien 5.000%, 1/1/26	2,300	2,460
Illinois Finance Authority Revenue 5.000%, 7/1/28	2,605	2,872
Illinois, State of, General Obligation 5.000%, 3/1/28	2,500	2,697
		8,029

Indiana—1.2%
MSD of Wash Township School Building Corp. (State Intercept Insured) 5.000%, 1/15/28	2,000	2,250
Maryland—3.2%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,860
See Notes to Financial Statements

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Maryland—continued
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	$ 3,000	$ 3,327
		6,187

Massachusetts—0.6%
Commonwealth of Massachusetts Transportation Fund Revenue 5.000%, 6/1/50	1,000	1,107
Minnesota—5.4%
Edina Independent School District No. 273, General Obligation (SD CRED PROG Insured) 5.000%, 2/1/30	4,700	5,038
Minnesota, State of, General Obligation, Series 2016-A 5.000%, 8/1/29	5,000	5,515
		10,553

Mississippi—2.7%
Mississippi, State of,
General Obligation 5.000%, 10/1/36	3,000	3,323
General Obligation 4.000%, 10/1/37	2,000	2,012
		5,335

Missouri—0.4%
Metropolitan St Louis Sewer District Revenue 5.000%, 5/1/47	750	844
New Jersey—1.8%
New Jersey, State of, General Obligation 5.000%, 6/1/27	2,000	2,205
New Jersey Transportation Trust Fund Authority Revenue 5.000%, 6/15/25	1,200	1,265
		3,470

New York—8.6%
City of New York General Obligation 5.500%, 5/1/46	500	571
Monroe County Industrial Development Corp.
5.000%, 12/1/27	1,200	1,281
5.000%, 12/1/29	725	777
5.000%, 12/1/30	500	537
New York City Municipal Water Finance Authority 5.000%, 6/15/45	1,445	1,556
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 4.000%, 8/1/48	1,750	1,692
New York State Dormitory Authority, Sales Tax Revenue 5.000%, 3/15/28	2,500	2,620
New York Transportation Development Corp. 5.000%, 12/1/34	3,000	3,113
Triborough Bridge & Tunnel Authority
5.000%, 5/15/43	2,000	2,206
	Par Value	Value

New York—continued
5.000%, 5/15/44	$ 1,500	$ 1,651
4.000%, 5/15/51	1,000	957
		16,961

North Carolina—2.5%
Cabarrus County, Revenue, Series-A 5.000%, 6/1/39	4,315	4,951
North Dakota—1.6%
North Dakota Public Finance Authority Revenue 5.000%, 10/1/28	3,000	3,189
Ohio—4.7%
Ohio, State of,
General Obligation 5.000%, 3/1/29	800	916
General Obligation 5.000%, 6/15/32	7,735	8,354
		9,270

Oklahoma—0.5%
Oklahoma Water Resources Board 5.000%, 4/1/28	850	964
Oregon—1.5%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,111
Port of Portland, Airport Revenue
5.000%, 7/1/26	750	808
5.000%, 7/1/30	1,000	1,060
		2,979

Pennsylvania—1.6%
Lancaster County Hospital Authority Revenue
5.000%, 11/1/37	580	621
5.000%, 11/1/40	1,100	1,170
Pennsylvania Higher Educational Facilities Authority
5.000%, 8/15/28	650	735
5.000%, 8/15/29	600	684
		3,210

South Carolina—1.4%
University of South Carolina
5.000%, 5/1/29	1,090	1,236
5.000%, 5/1/29	920	1,042
5.000%, 5/1/31	450	520
		2,798

Tennessee—1.7%
Tennessee, State of, General Obligation 5.000%, 9/1/30	3,005	3,366
Texas—15.6%
Austin, City of, General Obligation 5.000%, 9/1/28	1,150	1,315

See Notes to Financial Statements

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Texas—continued
Brazosport Independent School District
General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	$ 1,400	$ 1,561
General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,080	1,223
Central Texas Regional Mobility Authority Revenue
5.000%, 1/1/27	1,075	1,146
Senior Lien 5.000%, 1/1/29	500	548
Senior Lien 5.000%, 1/1/30	1,300	1,428
Cypress-Fairbanks Independent School District
General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	1,500	1,667
General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,500	1,685
Dallas, City of, Waterworks & Sewer System Revenue 5.000%, 10/1/31	6,845	7,483
Eagle Mountain & Saginaw Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/28	1,000	1,142
Elgin Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 8/1/52	1,000	992
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	564
Northwest Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	2,600	2,785
Prosper Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/52	1,500	1,470
San Antonio, City of, Electric & Gas Systems Revenue 5.000%, 2/1/38	750	831
Texas Water Development Board Revenue 5.000%, 4/15/26	900	991
Texas, State of, General Obligation 5.000%, 8/1/27	2,540	2,673
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,080
		30,584

Virginia—2.6%
Virginia College Building Authority Revenue 5.000%, 2/1/29	4,750	5,148
Washington—8.6%
Energy Northwest Revenue 5.000%, 7/1/34	8,000	8,490
University of Washington
5.000%, 4/1/27	700	778
	Par Value	Value

Washington—continued
5.000%, 4/1/28	$ 2,000	$ 2,253
Washington, State of, General Obligation 5.000%, 2/1/30	5,000	5,411
		16,932

Wisconsin—1.4%
Public Finance Authority
5.000%, 6/1/27	300	327
5.000%, 6/1/28	500	549
5.000%, 6/1/29	700	770
5.000%, 6/1/30	1,000	1,103
		2,749

Total Municipal Bonds (Identified Cost $194,226)		186,245

Total Long-Term Investments—94.7% (Identified Cost $194,226)		186,245

	Shares
Short-Term Investments—7.9%
Money Market Mutual Funds—7.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(2)	590,293	590
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(2)	14,985,732	14,986
Total Short-Term Investments (Identified Cost $15,576)		15,576

TOTAL INVESTMENTS—102.6% (Identified Cost $209,802)		$201,821
Other assets and liabilities, net—(2.6)%		(5,031)
NET ASSETS—100.0%		$196,790

Abbreviations:
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:
(1)	At June 30, 2022, 13.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$186,245	$ —	$186,245
Money Market Mutual Funds	15,576	15,576	—
Total Investments	$201,821	$15,576	$186,245
There were no securities valued  using  significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements

SEIX SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—60.6%
U.S. Treasury Notes
0.125%, 12/15/23	$ 1,562	$ 1,499
0.375%, 4/15/24	1,886	1,800
0.375%, 8/15/24	2,174	2,057
1.000%, 12/15/24	1,709	1,627
2.750%, 5/15/25	922	915
Total U.S. Government Securities (Identified Cost $8,169)		7,898

Mortgage-Backed Securities—7.3%
Agency—3.4%
Federal Home Loan Mortgage Corp. Pool #J33132 2.000%, 11/1/30	70	67
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates KJ27, A1 2.092%, 7/25/24	24	24
Federal National Mortgage Association REMIC
2014-74, AE 3.000%, 9/25/40	69	69
2018-76, NA 3.500%, 7/25/43	122	122
Government National Mortgage Association II 2013-23, VU 2.500%, 11/20/42	155	153
		435

Non-Agency—3.9%
BWAY Mortgage Trust 2013-1515, A1 144A 2.809%, 3/10/33(1)	114	111
COMM Mortgage Trust
2013-WWP, D 144A 3.898%, 3/10/31(1)	170	170
2013-CR7, A4 3.213%, 3/10/46	111	110
FRESB Mortgage Trust 2016-SB17, A5H (1 month LIBOR + 0.700%) 1.820%, 5/25/36(2)	21	21
Goldman Sachs Mortgage Securities Corp. II 2012-BWTR, A 144A 2.954%, 11/5/34(1)	100	99
		511

Total Mortgage-Backed Securities (Identified Cost $966)		946

Asset-Backed Securities—11.0%
Automobiles—3.1%
BMW Vehicle Lease Trust 2022-1, A3 1.100%, 3/25/25	120	116
Hyundai Auto Receivables Trust 2022-A, A3 2.220%, 10/15/26	75	73
Toyota Auto Loan Extended Note Trust 2020-1A, A 1.350%, 5/25/33(1)	110	102
Volkswagen Auto Loan Enhanced Trust 2021-1, A3 1.020%, 6/22/26	125	120
		411

	Par Value	Value

Credit Card—6.3%
American Express Credit Account Master Trust 2022-2, A 3.390%, 5/15/27	$ 105	$ 105
BA Credit Card Trust 2022-A1, A1 3.530%, 11/15/27	50	50
Barclays Dryrock Issuance Trust 2022-1, A 3.070%, 2/15/28	115	113
Capital One Multi-Asset Execution Trust 2022-A2, A 3.490%, 5/15/27	110	110
CARDS II Trust 2021-1A, A 144A 0.602%, 4/15/27(1)	150	142
Discover Card Execution Note Trust
2019-A3, A 1.890%, 10/15/24	65	65
2022-A2, A 3.320%, 5/15/27	95	95
Master Credit Card Trust II 2022-1A, A 144A 1.660%, 7/21/26(1)	100	94
Synchrony Card Funding LLC 2022-A1, A 3.370%, 4/15/28	45	45
		819

Other—1.0%
CenterPoint Energy Transition Bond Co. IV LLC 2012-1, A3 3.028%, 10/15/25	130	129
Student Loan—0.6%
SLM Student Loan Trust 2005-7, A4 (3 month LIBOR + 0.150%) 1.334%, 10/25/29(2)	74	74
Total Asset-Backed Securities (Identified Cost $1,464)		1,433

Corporate Bonds and Notes—19.3%
Communication Services—3.4%
AT&T, Inc. 0.900%, 3/25/24	292	278
Magallanes, Inc. 144A 3.638%, 3/15/25(1)	167	162
		440

Consumer Discretionary—0.6%
Hyatt Hotels Corp. 1.800%, 10/1/24	84	79
Consumer Staples—0.8%
7-Eleven, Inc. 144A 0.800%, 2/10/24(1)	107	101
Energy—2.5%
Continental Resources, Inc. 144A 2.268%, 11/15/26(1)	136	121
HF Sinclair Corp. 144A 2.625%, 10/1/23(1)	96	93
See Notes to Financial Statements

SEIX SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Williams Cos., Inc. (The) 4.300%, 3/4/24	$ 116	$ 116
		330

Financials—8.3%
AerCap Ireland Capital DAC 1.650%, 10/29/24	265	245
Daimler Trucks Finance North America LLC 144A 1.625%, 12/13/24(1)	195	183
Entergy Texas Restoration Funding II LLC Series A-1 3.051%, 12/15/27	80	79
General Motors Financial Co., Inc. 1.700%, 8/18/23	125	122
Goldman Sachs Group, Inc. (The) 0.657%, 9/10/24	205	196
Morgan Stanley 0.791%, 1/22/25	273	258
		1,083

Health Care—1.9%
AbbVie, Inc.
2.300%, 11/21/22	117	117
2.600%, 11/21/24	131	127
		244

Industrials—1.2%
Park Aerospace Holdings Ltd. 144A 4.500%, 3/15/23(1)	162	162
Utilities—0.6%
Pacific Gas and Electric Co. 3.250%, 2/16/24	76	74
Total Corporate Bonds and Notes (Identified Cost $2,616)		2,513

Total Long-Term Investments—98.2% (Identified Cost $13,215)		12,790

	Shares
Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(3)	167,780	168
Total Short-Term Investment (Identified Cost $168)		168

TOTAL INVESTMENTS—99.5% (Identified Cost $13,383)		$12,958
Other assets and liabilities, net—0.5%		64
NET ASSETS—100.0%		$13,022
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $1,540 or 11.8% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
Ireland	2
Canada	2
Cayman Islands	1
Total	100%
† % of total investments as of June 30, 2022.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

SEIX SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 1,433	$ —	$ 1,433
Corporate Bonds and Notes	2,513	—	2,513
Mortgage-Backed Securities	946	—	946
U.S. Government Securities	7,898	—	7,898
Money Market Mutual Fund	168	168	—
Total Investments	$12,958	$168	$12,790
There were no securities valued  using  significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements

SEIX SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—90.0%
Arizona—1.3%
Arizona State University 0.900%, 7/1/34(2)	$ 75	$ 75
California—7.0%
California County Tobacco Securitization Agency Revenue 5.000%, 6/1/26	100	106
Los Angeles County, 4.000%, 6/30/23	300	307
		413

Colorado—1.7%
Colorado Springs, City of, Utilities System Revenue Series C 0.880%, 11/1/40(2)	100	100
District of Columbia—4.7%
Metropolitan Washington Airports Authority Aviation Revenue Series A 5.000%, 10/1/28	250	277
Florida—1.7%
Orlando Utilities Commission Series B 0.910%, 10/1/39(2)	100	100
Georgia—14.1%
Atlanta, City of, Department of Aviation Revenue 5.000%, 1/1/28	250	259
Forsyth County School District General Obligation 5.000%, 2/1/26	250	274
Private Colleges & Universities Authority 5.000%, 4/1/27	275	300
		833

Illinois—4.4%
Illinois, State of, General Obligation, Series B 5.000%, 3/1/25	250	263
Indiana—4.3%
Indiana Finance Authority Series A (Pre-Refunded 7/1/23 @ 100) 5.000%, 7/1/35	250	257
Maryland—1.7%
Washington Suburban Sanitary Commission Series A (CNTY GTD Insured) 0.880%, 6/1/23(2)	100	100
New Jersey—14.5%
New Jersey, State of, General Obligation 5.000%, 6/1/26	500	543
New Jersey Transportation Trust Fund Authority Revenue 5.000%, 6/15/25	300	316
		859

New York—5.9%
New York City Water & Sewer System Revenue 5.000%, 6/15/25	200	209
	Par Value	Value

New York—continued
New York, City of, General Obligation 0.900%, 3/1/39(2)	$ 140	$ 140
		349

North Carolina—2.5%
Charlotte, City of, Water & Sewer System Revenue 0.900%, 7/1/36(2)	150	150
Texas—20.6%
Central Texas Regional Mobility Authority Revenue 5.000%, 1/1/27	175	187
North Texas Tollway Authority, Toll Highway Revenue 5.000%, 1/1/26	500	507
Texas Water Development Board Revenue 5.000%, 4/15/26	250	275
University of Texas System Revenue 0.710%, 7/1/38(2)	250	250
		1,219

Washington—5.6%
University of Washington 5.000%, 4/1/27	300	334
Total Municipal Bonds (Identified Cost $5,452)		5,329

Total Long-Term Investments—90.0% (Identified Cost $5,452)		5,329

	Shares
Short-Term Investments—15.1%
Money Market Mutual Funds—15.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)	719,594	720
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(3)	176,500	176
Total Short-Term Investments (Identified Cost $896)		896

TOTAL INVESTMENTS—105.1% (Identified Cost $6,348)		$6,225
Other assets and liabilities, net—(5.1)%		(300)
NET ASSETS—100.0%		$5,925

Abbreviation:
CNTY GTD	County Guarantee Program

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

SEIX SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Footnote Legend:
(1)	At June 30, 2022, 1.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$5,329	$ —	$5,329
Money Market Mutual Funds	896	896	—
Total Investments	$6,225	$896	$5,329
There were no securities valued  using  significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements

SEIX TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—35.9%
U.S. Treasury Bonds 2.250%, 2/15/52	$ 28,670	$ 23,594
U.S. Treasury Inflation Indexed Bonds 0.125%, 1/15/32	14,342	13,613
U.S. Treasury Notes
1.375%, 6/30/23	23,105	22,751
0.125%, 12/15/23	8,673	8,322
0.375%, 7/15/24	4,225	4,007
0.500%, 3/31/25	4,862	4,538
0.250%, 9/30/25	2,939	2,685
0.875%, 6/30/26	3,712	3,408
1.875%, 2/28/27	1,146	1,088
2.875%, 5/15/32	13,730	13,576
Total U.S. Government Securities (Identified Cost $100,321)		97,582

Mortgage-Backed Securities—37.9%
Agency—32.3%
Federal Home Loan Mortgage Corp.
Pool #G60019 4.500%, 3/1/44	366	376
Pool #Q35611 4.000%, 9/1/45	1,054	1,063
Pool #V81992 4.000%, 10/1/45	268	269
Pool #G60661 4.000%, 7/1/46	746	751
Pool #Q42921 3.500%, 9/1/46	1,110	1,087
Pool #ZM5226 3.500%, 12/1/47	911	889
Pool #Q53881 4.500%, 1/1/48	987	1,014
Pool #ZT0509 3.000%, 8/1/48	357	336
Pool #Q61680 4.000%, 2/1/49	775	774
Pool #QA3079 3.500%, 10/1/49	491	477
Pool #QA4766 3.500%, 11/1/49	1,122	1,100
Pool #SD0164 3.500%, 12/1/49	1,975	1,918
Pool #RA2622 3.000%, 5/1/50	439	410
Pool #QC2692 3.000%, 6/1/51	708	668
Pool #QC2868 3.000%, 6/1/51	99	93
Pool #QC4721 3.000%, 7/1/51	2,264	2,115
Pool #QC5404 3.500%, 8/1/51	275	265
Pool #QD4125 3.500%, 1/1/52	1,032	994
Pool #QD6687 3.500%, 2/1/52	755	729
Pool #QD9468 3.500%, 4/1/52	898	870
Pool #RA7191 3.500%, 4/1/52	2,969	2,863
	Par Value	Value

Agency—continued
Pool #QD9700 4.000%, 4/1/52	$ 1,253	$ 1,242
Pool #QE0961 4.000%, 4/1/52	1,920	1,905
Pool #QE1130 4.000%, 4/1/52	1,471	1,453
Pool #SD0974 4.000%, 4/1/52	2,227	2,198
Pool #QE1443 4.000%, 5/1/52	1,597	1,584
Pool #QE1732 4.000%, 5/1/52	2,327	2,297
Pool #QE1795 4.000%, 5/1/52	2,107	2,081
Pool #QE1985 4.500%, 5/1/52	978	987
Pool #SD8229 4.500%, 5/1/52	137	138
Pool #QE2366 5.000%, 5/1/52	355	366
Pool #RA7502 5.000%, 6/1/52	1,605	1,640
Pool #QE4826 4.500%, 7/1/52	3,047	3,065
Federal National Mortgage Association
Pool #BE5050 4.000%, 9/1/45	1,634	1,646
Pool #BO1345 3.500%, 8/1/49	1,336	1,299
Pool #BO1351 4.000%, 8/1/49	526	525
Pool #BO3024 3.500%, 10/1/49	881	856
Pool #BO4386 3.500%, 11/1/49	522	507
Pool #CA5122 3.000%, 2/1/50	1,368	1,288
Pool #FM8210 3.000%, 4/1/50	774	729
Pool #FM3181 4.000%, 4/1/50	274	274
Pool #BP5432 3.000%, 6/1/50	697	657
Pool #FM7290 3.000%, 5/1/51	1,742	1,642
Pool #BT1809 3.000%, 6/1/51	1,547	1,444
Pool #FM7539 3.000%, 6/1/51	1,575	1,480
Pool #BU9897 3.500%, 1/1/52	1,379	1,328
Pool #CB2684 3.500%, 1/1/52	741	714
Pool #FS0268 3.500%, 1/1/52	1,735	1,676
Pool #BV3044 3.000%, 2/1/52	1,646	1,556
Pool #CB2760 3.500%, 2/1/52	4,207	4,055
Pool #BV7183 3.500%, 3/1/52	1,411	1,360
See Notes to Financial Statements

SEIX TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #BU8882 4.000%, 3/1/52	$ 3,089	$ 3,053
Pool #BV8320 3.500%, 4/1/52	1,158	1,118
Pool #FS1443 3.500%, 4/1/52	4,068	3,926
Pool #BV5675 4.000%, 4/1/52	853	847
Pool #FS1253 4.000%, 4/1/52	1,514	1,502
Pool #FS1383 4.000%, 4/1/52	950	939
Pool #BV8328 3.500%, 5/1/52	1,990	1,918
Pool #BV8342 3.500%, 5/1/52	1,744	1,684
Pool #CB3630 4.000%, 5/1/52	2,838	2,802
Pool #BV5020 5.000%, 6/1/52	330	337
Pool #BV9705 5.000%, 6/1/52	1,305	1,336
Pool #BW1929 5.000%, 6/1/52	945	967
Pool #CB3922 5.000%, 6/1/52	1,655	1,691
Pool #FS2249 5.000%, 6/1/52	1,960	2,017
Pool #BW3311 4.500%, 7/1/52	2,445	2,467
		87,657

Non-Agency—5.6%
BB-UBS Trust
2012-SHOW, A 144A 3.430%, 11/5/36(1)	200	192
2012-SHOW, B 144A 3.882%, 11/5/36(1)	1,465	1,408
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(1)	1,830	1,755
Century Plaza Towers 2019-CPT, B 144A 3.097%, 11/13/39(1)(2)	1,150	988
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	948	859
2020-1, B1 144A 2.280%, 7/15/60(1)	760	681
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(1)	1,586	1,601
2012-BWTR, A 144A 2.954%, 11/5/34(1)	575	571
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%, Cap N/A, Floor 0.920%) 144A 2.244%, 7/15/25(1)(2)	494	482
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	635	612
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(1)	1,175	1,141
	Par Value	Value

Non-Agency—continued
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(1)	$ 1,885	$ 1,629
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(1)	1,600	1,357
Wells Fargo Commercial Mortgage Trust
2013-BTC, A 144A 3.544%, 4/16/35(1)	1,320	1,304
2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 2.474%, 2/15/40(1)(2)	768	739
		15,319

Total Mortgage-Backed Securities (Identified Cost $107,396)		102,976

Asset-Backed Securities—5.4%
Credit Card—1.5%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 1.594%, 5/15/28(2)	2,050	2,006
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.052%, 5/14/29(2)	2,175	2,142
		4,148

Other—3.9%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	560	503
DB Master Finance LLC 2021-1A, A23 144A 2.791%, 11/20/51(1)	1,776	1,463
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	983	951
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	1,965	1,870
New Economy Assets Phase 1 Sponsor LLC 2021-1, A1 144A 1.910%, 10/20/61(1)(3)	1,100	959
Stack Infrastructure Issuer LLC 2021-1A, A2 144A 1.877%, 3/26/46(1)	1,220	1,097
Taco Bell Funding LLC
2016-1A, A23 144A 4.970%, 5/25/46(1)	817	812
2021-1A, A23 144A 2.542%, 8/25/51(1)	1,393	1,139
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	1,200	1,044
Wendy’s Funding LLC 2018-1A, A2II 144A 3.884%, 3/15/48(1)	740	697
		10,535

Total Asset-Backed Securities (Identified Cost $15,977)		14,683

Corporate Bonds and Notes—17.7%
Communication Services—1.6%
AT&T, Inc.
2.250%, 2/1/32	769	628
3.550%, 9/15/55	1,586	1,188

See Notes to Financial Statements

SEIX TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Magallanes, Inc. 144A 5.141%, 3/15/52(1)	$ 1,587	$ 1,332
Paramount Global
4.200%, 5/19/32	610	538
4.950%, 5/19/50	793	665
		4,351

Consumer Discretionary—2.2%
AutoNation, Inc. 3.850%, 3/1/32	523	451
Carnival Corp. 144A 9.875%, 8/1/27(1)	3,306	3,224
Hyatt Hotels Corp. 1.800%, 10/1/24	743	702
Kohl’s Corp. 3.375%, 5/1/31(4)	820	711
Marriott International, Inc. Series GG 3.500%, 10/15/32	945	815
		5,903

Energy—3.2%
Boardwalk Pipelines LP 4.450%, 7/15/27	368	356
Continental Resources, Inc. 144A 2.875%, 4/1/32(1)	1,103	861
Enterprise Products Operating LLC 4.200%, 1/31/50	771	643
HF Sinclair Corp. 144A 4.500%, 10/1/30(1)	1,223	1,113
Petroleos Mexicanos 6.700%, 2/16/32	2,043	1,548
Pioneer Natural Resources Co. 1.900%, 8/15/30	2,072	1,692
Plains All American Pipeline LP 3.800%, 9/15/30	1,571	1,389
Targa Resources Corp. 4.200%, 2/1/33	698	632
Williams Cos., Inc. (The) 3.500%, 10/15/51	766	570
		8,804

Financials—6.3%
AerCap Ireland Capital DAC 3.850%, 10/29/41	525	378
Avolon Holdings Funding Ltd. 144A 2.125%, 2/21/26(1)	1,521	1,315
Bank of America Corp.
2.087%, 6/14/29	812	695
2.572%, 10/20/32	1,074	886
Daimler Trucks Finance North America LLC 144A 2.500%, 12/14/31(1)	717	584
Ford Motor Credit Co. LLC 2.900%, 2/16/28	795	641
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	1,739	1,527
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	760	678
JPMorgan Chase & Co. 0.824%, 6/1/25	945	883
	Par Value	Value

Financials—continued
KeyBank N.A. 4.390%, 12/14/27	$ 420	$ 418
Morgan Stanley
0.791%, 1/22/25	644	609
1.593%, 5/4/27	1,689	1,499
Old Republic International Corp. 3.850%, 6/11/51	920	694
OneMain Finance Corp. 4.000%, 9/15/30	1,726	1,280
U.S. Bancorp 3.700% (5)	528	405
UBS Group AG 144A 4.751%, 5/12/28(1)	1,336	1,322
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 10/15/27	908	892
2020-1, B 4.875%, 1/15/26	481	457
Wells Fargo & Co.
3.526%, 3/24/28	1,594	1,510
3.350%, 3/2/33	623	553
		17,226

Health Care—1.0%
AbbVie, Inc. 4.250%, 11/21/49	1,404	1,247
Elevance Health, Inc. 1.500%, 3/15/26	1,496	1,366
		2,613

Industrials—0.8%
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/36	595	598
Triton Container International Ltd. 3.250%, 3/15/32	1,918	1,557
		2,155

Information Technology—0.2%
Micron Technology, Inc. 3.477%, 11/1/51	892	615
Materials—1.3%
Freeport-McMoRan, Inc. 5.450%, 3/15/43	1,282	1,186
LYB International Finance III LLC 3.625%, 4/1/51	595	440
Newmont Corp.
2.250%, 10/1/30	1,003	832
6.250%, 10/1/39	1,005	1,107
		3,565

Real Estate—0.2%
Tanger Properties LP 2.750%, 9/1/31	830	650
Utilities—0.9%
Boardwalk Pipelines LP 3.400%, 2/15/31	474	404

See Notes to Financial Statements

SEIX TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	$ 764	$ 663
Pacific Gas and Electric Co. 2.500%, 2/1/31	736	563
Southern Co. (The) Series A 3.700%, 4/30/30	750	696
		2,326

Total Corporate Bonds and Notes (Identified Cost $56,195)		48,208

Total Long-Term Investments—96.9% (Identified Cost $279,889)		263,449

	Shares
Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(6)	4,110,314	4,110
Total Short-Term Investment (Identified Cost $4,110)		4,110

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(6)(7)	723,240	723
Total Securities Lending Collateral (Identified Cost $723)		723

TOTAL INVESTMENTS—98.7% (Identified Cost $284,722)		$268,282
Other assets and liabilities, net—1.3%		3,554
NET ASSETS—100.0%		$271,836
Abbreviations:
CDX.NA.HY	Credit Default Swap North American High Yield
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $35,605 or 13.1% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	All or a portion of security is on loan.
(5)	No contractual maturity date.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
ICE	Intercontinental Exchange

Centrally cleared credit default swaps - buy protection(1) outstanding as of June 30, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.NA.HY.38	Quarterly	ICE	5.000%	06/20/27	$(16,835)	$484	$109	$375	$—
Total						$484	$109	$375	$—

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

SEIX TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 14,683	$ —	$ 13,724	$959
Corporate Bonds and Notes	48,208	—	48,208	—
Mortgage-Backed Securities	102,976	—	102,976	—
U.S. Government Securities	97,582	—	97,582	—
Securities Lending Collateral	723	723	—	—
Money Market Mutual Fund	4,110	4,110	—	—
Other Financial Instruments:
Centrally Cleared Credit Default Swap	484	—	484	—
Total Investments	$268,766	$4,833	$262,974	$959
There were no transfers into  or  out of Level 3 related to securities held at June 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
See Notes to Financial Statements

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—95.2%
Agency—95.2%
Federal Home Loan Mortgage Corp.
Pool #848744 (12 month LIBOR + 1.789%, Cap 9.188%, Floor 1.789%) 2.514%, 5/1/34(1)	$ 3,273	$ 3,345
Pool #848736 (12 month LIBOR + 1.750%, Cap 9.582%, Floor 1.750%) 2.098%, 5/1/35(1)	5,662	5,783
Pool #848747 (12 month LIBOR + 1.872%, Cap 10.057%, Floor 1.872%) 2.692%, 7/1/36(1)	3,125	3,202
Pool #SB8125 3.000%, 7/1/36	9,471	9,276
Pool #1Q1195 (12 month LIBOR + 1.596%, Cap 10.135%, Floor 1.596%) 2.471%, 5/1/37(1)	2,122	2,163
Pool #848796 (12 month LIBOR + 1.807%, Cap 9.818%, Floor 1.807%) 2.542%, 5/1/37(1)	5,524	5,653
Pool #1Q1420 (12 month LIBOR + 1.826%, Cap 10.686%, Floor 1.826%) 2.746%, 9/1/39(1)	1,909	1,969
Pool #2B3257 (12 month LIBOR + 1.630%, Cap 8.038%, Floor 1.630%) 3.037%, 10/1/44(1)	858	860
Pool #841345 (12 month LIBOR + 1.626%, Cap 7.639%, Floor 1.626%) 2.357%, 1/1/47(1)	2,677	2,719
Pool #2B5891 (12 month LIBOR + 1.640%, Cap 7.870%, Floor 1.640%) 2.090%, 2/1/47(1)	3,446	3,450
Pool #841075 (12 month LIBOR + 1.629%, Cap 8.272%, Floor 1.629%) 3.271%, 1/1/49(1)	19,281	19,069
Pool #841083 (12 month LIBOR + 1.641%, Cap 7.804%, Floor 1.641%) 2.804%, 5/1/49(1)	25,600	25,552
Pool #841057 (12 month LIBOR + 1.629%, Cap 8.309%, Floor 1.629%) 2.368%, 6/1/50(1)	1,244	1,223
Pool #841335 (12 month LIBOR + 1.635%, Cap 7.934%, Floor 1.635%) 2.933%, 7/1/50(1)	5,351	5,179
Pool #1B6503 (12 month LIBOR + 1.605%, Cap 6.926%, Floor 1.605%) 1.926%, 1/1/51(1)	2,744	2,651
Pool #1B6504 (12 month LIBOR + 1.611%, Cap 7.337%, Floor 1.611%) 2.337%, 1/1/51(1)	5,535	5,331
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
KF29, A (1 month LIBOR + 0.360%, Cap N/A, Floor 0.360%) 1.480%, 2/25/24(1)	3,982	3,981
KF32, A (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 1.490%, 5/25/24(1)	392	391
KJ27, A1 2.092%, 7/25/24	297	296
KF36, A (1 month LIBOR + 0.340%, Cap N/A, Floor 0.340%) 1.460%, 8/25/24(1)	4,029	4,022
	Par Value	Value
Agency—continued
KF34, A (1 month LIBOR + 0.360%, Cap N/A, Floor 0.370%) 1.480%, 8/25/24(1)	$ 839	$ 838
KL3W, AFLW (1 month LIBOR + 0.450%, Cap N/A, Floor 0.450%) 1.570%, 8/25/25(1)	21,323	21,363
KF55, A (1 month LIBOR + 0.510%, Cap N/A, Floor 0.510%) 1.630%, 11/25/25(1)	4,123	4,123
KF62, A (1 month LIBOR + 0.480%, Cap N/A, Floor 0.480%) 1.600%, 4/25/26(1)	1,681	1,678
KF74, AS (SOFR + 0.530%) 1.251%, 1/25/27(1)	12,337	12,290
KF79, AS (SOFR30A + 0.580%) 1.299%, 5/25/30(1)	17,382	17,347
KF79, AL (1 month LIBOR + 0.470%, Cap N/A, Floor 0.470%) 1.590%, 5/25/30(1)	19,120	19,107
KF80, AS (SOFR30A + 0.510%) 1.229%, 6/25/30(1)	7,387	7,340
KF82, AL (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 1.490%, 6/25/30(1)	8,761	8,686
Federal Home Loan Mortgage Corp. REMIC
2781, FA (1 month LIBOR + 0.350%, Cap 7.500%, Floor 0.350%) 1.674%, 4/15/34(1)	3,242	3,243
4879, DF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 1.724%, 8/15/34(1)	4,806	4,794
2980, FJ (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 1.624%, 11/15/34(1)	6,111	6,060
3107, FC (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 1.624%, 6/15/35(1)	1,905	1,905
4048, GF (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 1.674%, 10/15/40(1)	1,259	1,260
3820, FA (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 1.674%, 3/15/41(1)	6,395	6,371
3990, GF (1 month LIBOR + 0.400%, Cap 7.000%, Floor 0.400%) 1.724%, 3/15/41(1)	2,719	2,715
4203, PF (1 month LIBOR + 0.250%, Cap 6.500%, Floor 0.250%) 1.574%, 9/15/42(1)	5,361	5,329
4136, EF (1 month LIBOR + 0.250%, Cap 6.500%, Floor 0.250%) 1.574%, 11/15/42(1)	2,288	2,268
4794, WF (1 month LIBOR + 0.350%) 1.150%, 3/15/43(1)	8,292	8,194
Federal National Mortgage Association
2016-M3, ASQ2 2.263%, 2/25/23	36	36
2016-M9, FA (1 month LIBOR + 0.590%, Cap N/A, Floor 0.590%) 1.518%, 9/25/23(1)	2,943	2,946
See Notes to Financial Statements

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #BL0422 (1 month LIBOR + 0.370%, Cap 98.890%, Floor 0.370%) 1.490%, 11/1/23(1)	$ 21,000	$ 20,976
2016-M13, FA (1 month LIBOR + 0.670%, Cap N/A, Floor 0.670%) 1.598%, 11/25/23(1)	344	344
Pool #AN4300 (1 month LIBOR + 0.560%, Cap 98.150%, Floor 0.560%) 1.680%, 1/1/24(1)	13,328	13,319
Pool #AN4364 (1 month LIBOR + 0.590%, Cap 98.130%, Floor 0.590%) 1.710%, 1/1/24(1)	2,808	2,804
2017-M2, FA (1 month LIBOR + 0.530%, Cap N/A, Floor 0.530%) 1.458%, 2/25/24(1)	759	759
2017-M11, FA (1 month LIBOR + 0.470%, Cap 6.000%, Floor 0.470%) 1.398%, 9/25/24(1)	1,273	1,274
2017-M13, FA (1 month LIBOR + 0.400%, Cap 6.000%, Floor 0.400%) 1.328%, 10/25/24(1)	1,665	1,660
2015-M14, FA (1 month LIBOR + 0.620%, Cap N/A, Floor 0.620%) 2.244%, 10/25/25(1)	10,715	10,784
2015-M6, FA (1 month LIBOR + 0.300%, Cap N/A, Floor 0.300%) 1.924%, 1/25/26(1)	14,564	14,575
Pool #BS5543 (SOFR30A + 0.580%, Cap 96.400%, Floor 0.580%) 1.299%, 1/1/28(1)	7,181	7,173
Pool #BS0309 (SOFR30A + 0.380%, Cap 97.930%, Floor 0.380%) 1.099%, 10/1/28(1)	7,750	7,746
Pool #AL8827 3.000%, 2/1/29	825	798
Pool #BL5697 (1 month LIBOR + 0.650%, Cap 98.860%, Floor 0.650%) 1.770%, 2/1/30(1)	6,300	6,301
Pool #MA2820 2.500%, 11/1/31	650	614
Pool #MA2979 2.500%, 4/1/32	1,181	1,115
Pool #AD0064 (6 month LIBOR + 1.541%, Cap 10.936%, Floor 1.541%) 1.999%, 1/1/35(1)	1,132	1,157
Pool #FM4272 3.000%, 9/1/35	1,545	1,517
Pool #BM6688 2.000%, 10/1/35	1,148	1,056
Pool #AL2202 (12 month LIBOR + 1.692%, Cap 9.508%, Floor 1.692%) 2.315%, 6/1/36(1)	1,286	1,316
Pool #AL0960 (12 month LIBOR + 1.692%, Cap 9.776%, Floor 1.692%) 2.408%, 7/1/37(1)	3,297	3,386
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 2.753%, 9/1/37(1)	911	939
Pool #AL0270 (12 month LIBOR + 1.645%, Cap 10.586%, Floor 1.645%) 2.021%, 8/1/38(1)	901	927
	Par Value	Value
Agency—continued
Pool #AL6516 (12 month LIBOR + 1.761%, Cap 8.687%, Floor 1.761%) 2.050%, 4/1/40(1)	$ 2,391	$ 2,449
Pool #AE0544 (12 month LIBOR + 1.743%, Cap 8.085%, Floor 1.743%) 1.993%, 11/1/40(1)	1,880	1,926
Pool #AL7812 (12 month LIBOR + 1.727%, Cap 8.356%, Floor 1.727%) 1.996%, 11/1/40(1)	3,539	3,628
Pool #AL7477 (12 month LIBOR + 1.796%, Cap 8.652%, Floor 1.796%) 2.241%, 12/1/40(1)	1,727	1,775
Pool #AL0323 (12 month LIBOR + 1.818%, Cap 8.343%, Floor 1.818%) 3.311%, 6/1/41(1)	1,555	1,600
Pool #AL8796 (12 month LIBOR + 1.826%, Cap 8.425%, Floor 1.826%) 2.522%, 9/1/41(1)	4,593	4,723
Pool #AL1886 (12 month LIBOR + 1.752%, Cap 8.480%, Floor 1.752%) 2.462%, 6/1/42(1)	290	298
Pool #AL8872 (12 month LIBOR + 1.803%, Cap 8.348%, Floor 1.803%) 2.379%, 7/1/42(1)	6,622	6,790
Pool #BM4557 (12 month LIBOR + 1.761%, Cap 7.890%, Floor 1.764%) 2.445%, 5/1/45(1)	2,385	2,436
Pool #BO7214 (U.S. Treasury Yield Curve CMT 1 year + 1.525%, Cap 7.100%, Floor 1.525%) 2.366%, 7/1/47(1)	3,394	3,331
Pool #BO6296 (U.S. Treasury Yield Curve CMT 1 year + 1.525%, Cap 7.100%, Floor 1.525%) 3.002%, 7/1/47(1)	715	716
Pool #BE3734 (12 month LIBOR + 1.620%, Cap 7.838%, Floor 1.620%) 3.073%, 7/1/47(1)	2,930	2,965
Pool #BM1805 (12 month LIBOR + 1.605%, Cap 7.823%, Floor 1.605%) 2.819%, 9/1/47(1)	5,367	5,372
Pool #BN8852 (12 month LIBOR + 1.900%, Cap 8.722%, Floor 1.900%) 3.722%, 3/1/48(1)	4,453	4,471
Pool #CA4499 (12 month LIBOR + 1.600%, Cap 7.699%, Floor 1.600%) 2.699%, 9/1/48(1)	1,305	1,300
Pool #BM4556 (12 month LIBOR + 1.596%, Cap 8.328%, Floor 1.596%) 3.328%, 10/1/48(1)	4,019	4,047
Pool #CA3138 (12 month LIBOR + 1.602%, Cap 8.656%, Floor 1.602%) 3.656%, 2/1/49(1)	4,823	4,843
Pool #BO7215 (U.S. Treasury Yield Curve CMT 1 year + 1.650%, Cap 8.159%, Floor 1.650%) 3.056%, 4/1/49(1)	1,299	1,271
Pool #BO7216 (U.S. Treasury Yield Curve CMT 1 year + 1.650%, Cap 7.738%, Floor 1.650%) 2.738%, 5/1/49(1)	464	445
Pool #BP5563 (12 month LIBOR + 1.600%, Cap 7.456%, Floor 1.600%) 2.456%, 4/1/50(1)	2,077	2,018

See Notes to Financial Statements

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #BM6855 (12 month LIBOR + 1.618%, Cap 7.574%, Floor 1.618%) 2.576%, 6/1/50(1)	$ 10,387	$ 10,160
Pool #BP1780 (SOFR30A + 2.350%, Cap 7.080%, Floor 2.350%) 2.080%, 6/1/51(1)	2,508	2,420
Federal National Mortgage Association REMIC
2011-62, LF (1 month LIBOR + 0.400%, Cap 7.000%, Floor 0.400%) 2.024%, 1/25/32(1)	5,729	5,717
2013-62, FQ (1 month LIBOR + 0.250%, Cap 7.000%, Floor 0.250%) 1.874%, 9/25/32(1)	2,914	2,888
2018-92, AF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 2.024%, 5/25/33(1)	5,601	5,586
2005-17, FA (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 1.924%, 3/25/35(1)	4,782	4,747
2005-74, NA (1 month LIBOR + 0.420%, Cap 6.500%, Floor 0.420%) 2.044%, 5/25/35(1)	8,699	8,689
2005-58, KF (1 month LIBOR + 0.500%, Cap 6.500%, Floor 0.500%) 2.124%, 7/25/35(1)	3,208	3,210
2018-96, FC (1 month LIBOR + 0.450%, Cap 6.500%, Floor 0.450%) 2.074%, 10/25/35(1)	5,581	5,580
2006-31, FP (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 1.924%, 5/25/36(1)	2,838	2,819
2006-63, FD (1 month LIBOR + 0.450%, Cap 7.000%, Floor 0.450%) 2.074%, 7/25/36(1)	3,409	3,406
2006-113, NF (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 1.974%, 9/25/36(1)	2,119	2,115
2007-106, FN (1 month LIBOR + 0.590%, Cap 7.000%, Floor 0.590%) 2.214%, 11/25/37(1)	3,474	3,493
2009-66, FP (1 month LIBOR + 0.900%, Cap 7.000%, Floor 0.900%) 2.524%, 9/25/39(1)	5,329	5,399
2010-59, FC (1 month LIBOR + 1.000%, Cap 6.000%, Floor 1.000%) 2.624%, 1/25/40(1)	2,987	3,029
2010-137, WB 2.394%, 7/25/40	1,095	1,122
2012-71, FP (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 1.974%, 3/25/41(1)	1,345	1,345
2013-34, PF (1 month LIBOR + 0.350%, Cap 6.500%, Floor 0.350%) 1.974%, 8/25/42(1)	4,698	4,691
2017-74, KA 3.000%, 11/25/44	4,250	4,224
2016-67, AF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 2.024%, 9/25/46(1)	5,081	5,064
2019-13, FG (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 2.024%, 4/25/49(1)	8,645	8,610
	Par Value	Value
Agency—continued
FRESB Mortgage Trust
2016-SB13, A5H (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 1.820%, 1/25/36(1)	$ 7,855	$ 7,844
2016-SB16, A5H (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 1.820%, 5/25/36(1)	4,734	4,727
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%, Cap 7.000%, Floor 0.450%) 1.959%, 7/16/33(1)	2,718	2,718
2003-67, FP (1 month LIBOR + 0.900%, Cap 8.000%, Floor 0.900%) 2.495%, 8/20/33(1)	2,213	2,229
2004-38, FA (1 month LIBOR + 0.400%, Cap 8.000%, Floor 0.400%) 1.909%, 5/16/34(1)	3,236	3,230
2009-88, FA (1 month LIBOR + 0.750%, Cap 7.000%, Floor 0.750%) 2.259%, 10/16/39(1)	4,739	4,789
2011-28, FG (1 month LIBOR + 0.500%, Cap 6.500%, Floor 0.500%) 2.095%, 12/20/40(1)	6,601	6,606
Government National Mortgage Association I Pool #AC3667 1.660%, 8/15/26	854	824
Small Business Administration
Pool #510076 (PRIME minus 2.650%) 1.350%, 5/25/27(1)	2,626	2,649
Pool #510083 (PRIME minus 2.650%) 0.850%, 9/25/27(1)	622	628
Pool #510241 (PRIME minus 2.600%) 0.900%, 10/25/27(1)	2,212	2,243
Pool #510254 (PRIME minus 2.600%) 0.900%, 5/25/28(1)	4,415	4,483
Pool #510228 (PRIME minus 2.500%) 1.000%, 7/25/28(1)	741	754
Pool #510219 (PRIME minus 2.650%) 0.850%, 11/25/28(1)	2,151	2,175
Pool #510273 (PRIME minus 2.500%) 1.000%, 11/25/28(1)	3,647	3,716
Pool #510256 (PRIME minus 2.600%) 0.900%, 12/25/28(1)	4,928	5,005
Pool #510032 (PRIME minus 2.650%) 0.850%, 6/25/34(1)	2,239	2,265
Total Mortgage-Backed Securities (Identified Cost $555,767)		552,151

Total Long-Term Investments—95.2% (Identified Cost $555,767)		552,151

See Notes to Financial Statements

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value
Short-Term Investment—4.2%
Money Market Mutual Fund—4.2%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(2)	24,186,521	$ 24,187
Total Short-Term Investment (Identified Cost $24,187)		24,187

TOTAL INVESTMENTS—99.4% (Identified Cost $579,954)		$576,338
Other assets and liabilities, net—0.6%		3,705
NET ASSETS—100.0%		$580,043

Abbreviations:
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Exchange-traded futures contracts as of June 30, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
2 Year U.S. Treasury Note Future	September 2022	(44)	$ (9,241)	$ 52	$—
5 Year U.S. Treasury Note Future	September 2022	(200)	(22,450)	185	—
Total				$237	$—
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Mortgage-Backed Securities	$552,151	$ —	$552,151
Money Market Mutual Fund	24,187	24,187	—
Other Financial Instruments:
Futures Contracts	237	237	—
Total Investments	$576,575	$24,424	$552,151
There were no securities  valued using  significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers  into or  out of Level 3 related to securities held at June 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

SEIX U.S. MORTGAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Security—9.5%
U.S. Treasury Notes 2.875%, 5/15/32	$ 492	$ 487
Total U.S. Government Security (Identified Cost $485)		487

Mortgage-Backed Securities—88.5%
Agency—88.5%
Federal Home Loan Mortgage Corp.
Pool #Q10929 3.500%, 9/1/42	109	108
Pool #V81283 4.000%, 7/1/44	119	119
Pool #G61157 3.500%, 10/1/44	79	78
Pool #Q40815 3.500%, 6/1/46	188	186
Pool #ZA4786 3.000%, 12/1/46	117	110
Pool #Q46110 3.500%, 2/1/47	128	125
Pool #Q53881 4.500%, 1/1/48	129	132
Pool #ZT0509 3.000%, 8/1/48	130	122
Pool #QA5557 3.000%, 12/1/49	113	106
Pool #QA8043 3.000%, 3/1/50	113	107
Pool #QA8967 3.000%, 4/1/50	187	174
Pool #RA2398 3.000%, 4/1/50	93	87
Pool #QB9831 2.500%, 3/1/51	307	278
Pool #QC2692 3.000%, 6/1/51	104	99
Pool #RA7191 3.500%, 4/1/52	99	95
Pool #QE1795 4.000%, 5/1/52	122	121
Pool #QE4826 4.500%, 7/1/52	100	101
Federal National Mortgage Association
Pool #AL7497 3.500%, 9/1/40	164	162
Pool #AP9633 2.500%, 10/1/42	259	237
Pool #AY8851 4.000%, 8/1/45	63	63
Pool #BE5050 4.000%, 9/1/45	82	83
Pool #BA4799 4.000%, 2/1/46	144	145
	Par Value	Value

Agency—continued
Pool #BE7155 3.500%, 2/1/47	$ 219	$ 214
Pool #BM3564 3.000%, 7/1/47	151	143
Pool #BH9277 3.500%, 2/1/48	185	181
Pool #CA6053 3.000%, 6/1/50	111	104
Pool #FM7290 3.000%, 5/1/51	141	133
Pool #BV3044 3.000%, 2/1/52	98	92
Pool #CB2760 3.500%, 2/1/52	78	75
Pool #BV6657 3.500%, 3/1/52	456	442
Pool #FS1383 4.000%, 4/1/52	96	95
Pool #BV8342 3.500%, 5/1/52	103	100
Pool #CB3630 4.000%, 5/1/52	100	99
Total Mortgage-Backed Securities (Identified Cost $4,762)		4,516

Total Long-Term Investments—98.0% (Identified Cost $5,247)		5,003

	Shares
Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(1)	75,352	75
Total Short-Term Investment (Identified Cost $75)		75

TOTAL INVESTMENTS—99.5% (Identified Cost $5,322)		$5,078
Other assets and liabilities, net—0.5%		26
NET ASSETS—100.0%		$5,104

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Financial Statements

SEIX U.S. MORTGAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Mortgage-Backed Securities	$4,516	$—	$4,516
U.S. Government Security	487	—	487
Money Market Mutual Fund	75	75	—
Total Investments	$5,078	$75	$5,003
There were no securities valued  using  significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements

SEIX ULTRA-SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—25.4%
Agency—8.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates KF68, A (1 month LIBOR + 0.490%, Cap N/A, Floor 0.490%) 1.610%, 7/25/26(1)	$ 1,384	$ 1,384
Federal National Mortgage Association
Pool #AM2292 (1 month LIBOR + 0.350%, Cap 97.760%, Floor 0.350%) 1.470%, 1/1/23(1)	257	257
Pool #BL0422 (1 month LIBOR + 0.370%, Cap 98.890%, Floor 0.370%) 1.490%, 11/1/23(1)	318	318
Pool #AN4300 (1 month LIBOR + 0.560%, Cap 98.150%, Floor 0.560%) 1.680%, 1/1/24(1)	702	701
Small Business Administration Pool #510273 (PRIME minus 2.500%) 1.000%, 11/25/28(1)	730	743
		3,403

Non-Agency—17.1%
BWAY Mortgage Trust 2013-1515, A1 144A 2.809%, 3/10/33(2)	935	910
Cold Storage Trust 2020-ICE5, A (1 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 2.224%, 11/15/37(1)(2)	983	958
DBGS Mortgage Trust 2018-BIOD, A (1 month LIBOR + 0.803%, Cap N/A, Floor 0.803%) 144A 1.993%, 5/15/35(1)(2)	914	901
Hawaii Hotel Trust 2019-MAUI, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 2.474%, 5/15/38(1)(2)	1,180	1,148
KKR Industrial Portfolio Trust 2021-KDIP, A (1 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 144A 1.874%, 12/15/37(1)(2)	142	136
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	1,000	963
One New York Plaza Trust 2020-1NYP, A (1 month LIBOR + 0.950%, Cap N/A, Floor 0.950%) 144A 2.274%, 1/15/36(1)(2)	1,000	969
Wells Fargo Commercial Mortgage Trust 2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 2.474%, 2/15/40(1)(2)	1,072	1,033
		7,018

Total Mortgage-Backed Securities (Identified Cost $10,657)		10,421

Asset-Backed Securities—22.3%
Automobiles—6.4%
Avis Budget Rental Car Funding LLC (AESOP) 2017-1A, A 144A 3.070%, 9/20/23(2)	600	600
Canadian Pacer Auto Receivables Trust 2020-1A, B 144A 2.000%, 7/21/25(2)	1,000	979
Ford Credit Auto Owner Trust 2017-2, A 144A 2.360%, 3/15/29(2)	1,000	1,000
	Par Value	Value

Automobiles—continued
Westlake Automobile Receivables Trust 2020-1A, B 144A 1.940%, 4/15/25(2)	$ 55	$ 55
		2,634

Credit Card—6.4%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 1.594%, 5/15/28(1)	750	734
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.052%, 5/14/29(1)	1,000	985
Evergreen Credit Card Trust 2019-2, C 144A 2.620%, 9/15/24(2)	900	899
		2,618

Other—5.3%
Domino’s Pizza Master Issuer LLC 2018-1A, A2I 144A 4.116%, 7/25/48(2)	965	940
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	950	944
Wendy’s Funding LLC 2018-1A, A2II 144A 3.884%, 3/15/48(2)	286	270
		2,154

Student Loan—4.2%
Goal Capital Funding Trust 2010-1, A (3 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 2.224%, 8/25/48(1)(2)	768	761
SLM Student Loan Trust
2005-4, A3 (3 month LIBOR + 0.120%) 1.304%, 1/25/27(1)	326	325
2005-7, A4 (3 month LIBOR + 0.150%) 1.334%, 10/25/29(1)	642	635
		1,721

Total Asset-Backed Securities (Identified Cost $9,302)		9,127

Corporate Bonds and Notes—49.1%
Communication Services—7.9%
AT&T, Inc. (SOFR + 0.640%) 2.150%, 3/25/24(1)	1,247	1,235
Magallanes, Inc. (SOFR + 1.780%) 144A 3.259%, 3/15/24(1)(2)	1,000	997
Verizon Communications, Inc. (SOFR + 0.500%) 2.007%, 3/22/24(1)	1,000	988
		3,220

Consumer Discretionary—1.2%
Eaton Corp. 2.750%, 11/2/22	494	494
Energy—6.5%
Continental Resources, Inc. 144A 2.268%, 11/15/26(2)	671	595
See Notes to Financial Statements

SEIX ULTRA-SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
HF Sinclair Corp. 144A 2.625%, 10/1/23(2)	$ 1,012	$ 983
Williams Cos., Inc. (The) 4.300%, 3/4/24	1,074	1,078
		2,656

Financials—23.2%
AerCap Ireland Capital DAC 1.650%, 10/29/24	920	850
ANZ New Zealand Int’l Ltd. (SOFR + 0.600%) 144A 1.856%, 2/18/25(1)(2)	1,000	987
Banco Santander S.A. (SOFR + 1.240%) 2.504%, 5/24/24(1)	1,000	996
Barclays plc 1.007%, 12/10/24	1,250	1,186
Daimler Trucks Finance North America LLC (SOFR + 0.750%) 144A 2.230%, 12/13/24(1)(2)	1,350	1,334
General Motors Financial Co., Inc. 1.700%, 8/18/23	1,070	1,043
Goldman Sachs Group, Inc. (The) (SOFR + 0.500%) 1.937%, 9/10/24(1)	1,120	1,092
Morgan Stanley 0.791%, 1/22/25	525	496
United Airlines Pass-Through-Trust 2020-1, B 4.875%, 1/15/26	1,050	997
Wells Fargo & Co. 1.654%, 6/2/24	557	544
		9,525

Industrials—4.2%
Park Aerospace Holdings Ltd. 144A 4.500%, 3/15/23(2)	1,234	1,229
Triton Container International Ltd. 144A 0.800%, 8/1/23(2)	500	474
		1,703

Information Technology—2.7%
Skyworks Solutions, Inc. 0.900%, 6/1/23	1,158	1,119
Utilities—3.4%
Boardwalk Pipelines LP 3.375%, 2/1/23	500	498
Pacific Gas and Electric Co. 3.250%, 2/16/24	324	316
Southern Co. (The) 2.950%, 7/1/23	600	594
		1,408

Total Corporate Bonds and Notes (Identified Cost $20,755)		20,125

Total Long-Term Investments—96.8% (Identified Cost $40,714)		39,673

	Shares	Value
Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(3)	1,072,471	$ 1,072
Total Short-Term Investment (Identified Cost $1,072)		1,072

TOTAL INVESTMENTS—99.4% (Identified Cost $41,786)		$40,745
Other assets and liabilities, net—0.6%		253
NET ASSETS—100.0%		$40,998

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $20,065 or 48.9% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	81%
Canada	5
Cayman Islands	3
United Kingdom	3
Spain	3
New Zealand	2
Ireland	2
Other	1
Total	100%
† % of total investments as of June 30, 2022.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

SEIX ULTRA-SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
2 Year U.S. Treasury Note Future	September 2022	(15)	$(3,150)	$18	$—
5 Year U.S. Treasury Note Future	September 2022	(8)	(898)	7	—
Total				$25	$—
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 9,127	$ —	$ 9,127
Corporate Bonds and Notes	20,125	—	20,125
Mortgage-Backed Securities	10,421	—	10,421
Money Market Mutual Fund	1,072	1,072	—
Other Financial Instruments:
Futures Contracts	25	25	—
Total Investments	$40,770	$1,097	$39,673
There were no securities valued  using  significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022
(Reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Assets
Investment in securities at value(1)(2)	$ 74,820	$ 59,162	$ 2,446,191
Cash	230	50	9,347
Due from broker	—	18	—
Cash pledged as collateral for cleared swaps	—	225	—
Receivables
Investment securities sold	—	—	180,230
Fund shares sold	18	16	8,765
Dividends and interest	322	605	9,094
Securities lending income	— (a)	— (a)	—
Prepaid Trustees’ retainer	1	1	46
Prepaid expenses	18	42	98
Other assets	6	5	222
Total assets	75,415	60,124	2,653,993
Liabilities
Variation margin payable on swaps	—	10	—
Payables
Fund shares repurchased	109	578	9,406
Investment securities purchased	—	312	139,816
Borrowings (See Note 11)	—	—	15,600
Collateral on securities loaned	517	648	—
Dividend distributions	14	6	1,727
Investment advisory fees	5	5	728
Distribution and service fees	1	2	19
Administration and accounting fees	7	6	218
Transfer agent and sub-transfer agent fees and expenses	24	31	534
Professional fees	18	20	31
Trustee deferred compensation plan	6	5	222
Interest expense and/or commitment fees	1	1	86
Other accrued expenses	8	6	99
Unrealized depreciation on unfunded loan commitments	—	—	494
Total liabilities	710	1,630	168,980
Net Assets	$ 74,705	$ 58,494	$ 2,485,013
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 84,541	$ 69,874	$ 3,410,673
Accumulated earnings (loss)	(9,836)	(11,380)	(925,660)
Net Assets	$ 74,705	$ 58,494	$ 2,485,013
Net Assets:
Class A	$ 7,048	$ 5,571	$ 40,087
Class C	$ —	$ 526	$ 11,888
Class I	$ 65,469	$ 52,320	$ 2,164,879
Class R6	$ 2,188	$ 77	$ 268,159
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	711,162	733,837	5,219,373
Class C	—	69,675	1,547,209
Class I	6,604,115	6,927,207	281,820,502
Class R6	220,712	10,256	34,885,300
Net Asset Value and Redemption Price Per Share:*
Class A	$ 9.91	$ 7.59	$ 7.68
Class C	$ —	$ 7.56	$ 7.68
Class I	$ 9.91	$ 7.55	$ 7.68
Class R6	$ 9.91	$ 7.55	$ 7.69
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.30	$ 7.89	$ 7.90
Maximum Sales Charge - Class A	3.75%	3.75%	2.75%
(1) Investment in securities at cost	$ 78,897	$ 68,414	$ 2,628,130
(2) Market value of securities on loan	$ 504	$ 625	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2022
(Reported in thousands except shares and per share amounts)
	Seix High Grade Municipal Bond Fund	Seix High Income Fund	Seix High Yield Fund
Assets
Investment in securities at value(1)(2)	$ 37,117	$ 153,454	$ 292,003
Cash	— (a)	102	6,944
Receivables
Investment securities sold	—	—	1,104
Fund shares sold	127	22	144
Dividends and interest	393	2,894	5,606
Securities lending income	—	6	10
Prepaid Trustees’ retainer	— (a)	2	4
Prepaid expenses	13	19	34
Other assets	3	13	27
Total assets	37,653	156,512	305,876
Liabilities
Payables
Fund shares repurchased	77	403	581
Investment securities purchased	2,336	99	376
Collateral on securities loaned	—	2,365	2,092
Dividend distributions	38	39	170
Investment advisory fees	4	42	84
Distribution and service fees	1	3	2
Administration and accounting fees	4	14	26
Transfer agent and sub-transfer agent fees and expenses	12	54	72
Professional fees	17	19	22
Trustee deferred compensation plan	3	13	27
Interest expense and/or commitment fees	— (a)	1	2
Other accrued expenses	2	13	21
Total liabilities	2,494	3,065	3,475
Net Assets	$ 35,159	$ 153,447	$ 302,401
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 37,528	$ 278,226	$ 410,758
Accumulated earnings (loss)	(2,369)	(124,779)	(108,357)
Net Assets	$ 35,159	$ 153,447	$ 302,401
Net Assets:
Class A	$ 4,448	$ 13,541	$ 9,351
Class I	$ 30,711	$ 130,462	$ 254,331
Class R6	$ —	$ 9,444	$ 38,719
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	405,362	2,528,731	1,305,685
Class I	2,800,056	24,398,873	34,624,170
Class R6	—	1,767,260	5,269,093
Net Asset Value and Redemption Price Per Share:*
Class A	$ 10.97	$ 5.35	$ 7.16
Class I	$ 10.97	$ 5.35	$ 7.35
Class R6	$ —	$ 5.34	$ 7.35
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.28	$ 5.56	$ 7.44
Maximum Sales Charge - Class A	2.75%	3.75%	3.75%
(1) Investment in securities at cost	$ 38,713	$ 177,619	$ 340,370
(2) Market value of securities on loan	$ —	$ 2,216	$ 1,966

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2022
(Reported in thousands except shares and per share amounts)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund
Assets
Investment in securities at value(1)	$ 201,821	$ 12,958	$ 6,225
Cash	1	50	— (a)
Receivables
Investment securities sold	4,394	297	250
Fund shares sold	489	62	— (a)
Receivable from adviser	—	2	4
Dividends and interest	2,123	26	51
Prepaid Trustees’ retainer	3	— (a)	— (a)
Prepaid expenses	16	17	12
Other assets	17	1	1
Total assets	208,864	13,413	6,543
Liabilities
Payables
Fund shares repurchased	948	4	14
Investment securities purchased	10,829	361	581
Dividend distributions	143	1	— (a)
Investment advisory fees	29	—	—
Distribution and service fees	1	2	— (a)
Administration and accounting fees	17	2	2
Transfer agent and sub-transfer agent fees and expenses	66	2	2
Professional fees	13	17	17
Trustee deferred compensation plan	17	1	1
Interest expense and/or commitment fees	1	— (a)	— (a)
Other accrued expenses	10	1	1
Total liabilities	12,074	391	618
Net Assets	$ 196,790	$ 13,022	$ 5,925
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 208,151	$ 13,556	$ 6,085
Accumulated earnings (loss)	(11,361)	(534)	(160)
Net Assets	$ 196,790	$ 13,022	$ 5,925
Net Assets:
Class A	$ 6,756	$ 5,500	$ 908
Class C	$ —	$ 1,164	$ —
Class I	$ 190,034	$ 6,358	$ 5,017
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	625,362	569,455	95,475
Class C	—	120,515	—
Class I	17,611,481	660,129	526,732
Net Asset Value and Redemption Price Per Share:*
Class A	$ 10.80	$ 9.66	$ 9.52
Class C	$ —	$ 9.66	$ —
Class I	$ 10.79	$ 9.63	$ 9.52
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.11	$ 9.88	$ 9.74
Maximum Sales Charge - Class A	2.75%	2.25%	2.25%
(1) Investment in securities at cost	$ 209,802	$ 13,383	$ 6,348

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2022
(Reported in thousands except shares and per share amounts)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Assets
Investment in securities at value(1)(2)	$ 268,282	$ 576,338	$ 5,078
Cash	1,001	1,001	50
Due from broker	80	2	—
Cash pledged as collateral for futures contracts	—	326	—
Cash pledged as collateral for cleared swaps	1,001	—	—
Receivables
Investment securities sold	1,939	2,923	—
Fund shares sold	183	262	— (a)
Receivable from adviser	—	—	3
Dividends and interest	1,334	906	15
Securities lending income	— (a)	—	—
Prepaid Trustees’ retainer	3	7	— (a)
Prepaid expenses	24	65	16
Other assets	23	49	— (a)
Total assets	273,870	581,879	5,162
Liabilities
Variation margin payable on swaps	43	—	—
Variation margin payable on futures contracts	—	165	—
Payables
Fund shares repurchased	1,064	1,192	21
Collateral on securities loaned	723	—	—
Dividend distributions	10	134	5
Investment advisory fees	29	20	—
Distribution and service fees	2	3	1
Administration and accounting fees	23	48	1
Transfer agent and sub-transfer agent fees and expenses	71	163	11
Professional fees	23	25	18
Trustee deferred compensation plan	23	49	— (a)
Interest expense and/or commitment fees	2	4	— (a)
Other accrued expenses	21	33	1
Total liabilities	2,034	1,836	58
Net Assets	$ 271,836	$ 580,043	$ 5,104
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 304,470	$ 591,908	$ 5,591
Accumulated earnings (loss)	(32,634)	(11,865)	(487)
Net Assets	$ 271,836	$ 580,043	$ 5,104
Net Assets:
Class A	$ 9,632	$ 14,483	$ 3,002
Class C	$ —	$ —	$ 90
Class I	$ 214,597	$ 449,906	$ 2,012
Class R6	$ 47,607	$ 115,654	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	935,681	1,469,898	307,494
Class C	—	—	9,222
Class I	21,571,542	45,663,696	205,717
Class R6	4,787,108	11,723,494	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 10.29	$ 9.85	$ 9.76
Class C	$ —	$ —	$ 9.79
Class I	$ 9.95	$ 9.85	$ 9.78
Class R6	$ 9.94	$ 9.87	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.69	$ —	$ 9.98
Maximum Sales Charge - Class A	3.75%	—%	2.25%
(1) Investment in securities at cost	$ 284,722	$ 579,954	$ 5,322
(2) Market value of securities on loan	$ 697	$ —	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2022
(Reported in thousands except shares and per share amounts)
Seix Ultra-Short Bond Fund
Assets
Investment in securities at value(1)	$ 40,745
Cash	100
Due from broker	1
Cash pledged as collateral for futures contracts	27
Receivables
Investment securities sold	42
Fund shares sold	— (a)
Dividends and interest	135
Prepaid Trustees’ retainer	1
Prepaid expenses	13
Other assets	3
Total assets	41,067
Liabilities
Variation margin payable on futures contracts	14
Payables
Fund shares repurchased	12
Dividend distributions	1
Investment advisory fees	— (a)
Distribution and service fees	1
Administration and accounting fees	4
Transfer agent and sub-transfer agent fees and expenses	7
Professional fees	18
Trustee deferred compensation plan	3
Interest expense and/or commitment fees	— (a)
Other accrued expenses	9
Total liabilities	69
Net Assets	$ 40,998
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 42,889
Accumulated earnings (loss)	(1,891)
Net Assets	$ 40,998
Net Assets:
Class A	$ 4,662
Class I	$ 36,336
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	482,448
Class I	3,762,250
Net Asset Value and Redemption Price Per Share:*
Class A	$ 9.66
Class I	$ 9.66
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ —
Maximum Sales Charge - Class A	—%
(1) Investment in securities at cost	$ 41,786

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2022
($ reported in thousands)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Investment Income
Dividends	$ 6	$ 3	$ 429
Interest	953	1,106	60,485
Securities lending, net of fees	1	1	—
Total investment income	960	1,110	60,914
Expenses
Investment advisory fees	111	130	5,670
Distribution and service fees, Class A	10	8	52
Distribution and service fees, Class C	—	3	66
Administration and accounting fees	48	36	1,347
Transfer agent fees and expenses	19	14	570
Sub-transfer agent fees and expenses, Class A	6	4	20
Sub-transfer agent fees and expenses, Class C	—	— (1)	8
Sub-transfer agent fees and expenses, Class I	53	72	1,396
Custodian fees	1	1	3
Printing fees and expenses	2	1	69
Professional fees	15	16	43
Interest expense and/or commitment fees	— (1)	— (1)	164
Registration fees	18	28	82
Trustees’ fees and expenses	3	2	55
Miscellaneous expenses	9	9	163
Total expenses	295	324	9,708
Less net expenses reimbursed and/or waived by investment adviser(2)	(67)	(85)	(1,122)
Net expenses	228	239	8,586
Net investment income (loss)	732	871	52,328
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(5,680)	(1,802)	(21,615)
Swaps	—	266	—
Net change in unrealized appreciation (depreciation) on:
Investments	(5,322)	(10,734)	(169,138)
Swaps	—	94	—
Net realized and unrealized gain (loss) on investments	(11,002)	(12,176)	(190,753)
Net increase (decrease) in net assets resulting from operations	$(10,270)	$(11,305)	$(138,425)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2022
($ reported in thousands)
	Seix High Grade Municipal Bond Fund	Seix High Income Fund	Seix High Yield Fund
Investment Income
Dividends	$ 8	$ 9	$ 12
Interest	412	5,315	10,504
Securities lending, net of fees	—	27	44
Total investment income	420	5,351	10,560
Expenses
Investment advisory fees	109	489	867
Distribution and service fees, Class A	4	19	17
Administration and accounting fees	25	92	194
Transfer agent fees and expenses	9	37	80
Sub-transfer agent fees and expenses, Class A	1	11	9
Sub-transfer agent fees and expenses, Class I	22	114	173
Custodian fees	— (1)	1	1
Printing fees and expenses	1	5	11
Professional fees	14	16	19
Interest expense and/or commitment fees	— (1)	1	1
Registration fees	13	17	34
Trustees’ fees and expenses	1	5	11
Miscellaneous expenses	5	17	29
Total expenses	204	824	1,446
Less net expenses reimbursed and/or waived by investment adviser(2)	(73)	(202)	(212)
Net expenses	131	622	1,234
Net investment income (loss)	289	4,729	9,326
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(744)	(6,105)	(14,752)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,081)	(26,554)	(51,918)
Net realized and unrealized gain (loss) on investments	(4,825)	(32,659)	(66,670)
Net increase (decrease) in net assets resulting from operations	$(4,536)	$(27,930)	$(57,344)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2022
($ reported in thousands)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund
Investment Income
Dividends	$ 28	$ —(1)	$ 2
Interest	1,896	75	34
Total investment income	1,924	75	36
Expenses
Investment advisory fees	546	25	12
Distribution and service fees, Class A	9	5	1
Distribution and service fees, Class C	—	5	—
Administration and accounting fees	112	10	7
Transfer agent fees and expenses	45	3	1
Sub-transfer agent fees and expenses, Class A	3	1	— (1)
Sub-transfer agent fees and expenses, Class C	—	— (1)	—
Sub-transfer agent fees and expenses, Class I	139	3	4
Custodian fees	— (1)	— (1)	— (1)
Printing fees and expenses	6	— (1)	— (1)
Professional fees	16	14	14
Interest expense and/or commitment fees	1	— (1)	— (1)
Registration fees	16	12	11
Trustees’ fees and expenses	6	— (1)	— (1)
Miscellaneous expenses	10	5	3
Total expenses	909	83	53
Less net expenses reimbursed and/or waived by investment adviser(2)	(334)	(37)	(40)
Net expenses	575	46	13
Net investment income (loss)	1,349	29	23
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(3,353)	(89)	(35)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,389)	(388)	(212)
Net realized and unrealized gain (loss) on investments	(18,742)	(477)	(247)
Net increase (decrease) in net assets resulting from operations	$(17,393)	$(448)	$(224)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2022
($ reported in thousands)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Investment Income
Dividends	$ 10	$ 38	$ —(1)
Interest	3,411	3,278	63
Securities lending, net of fees	2	—	— (1)
Total investment income	3,423	3,316	63
Expenses
Investment advisory fees	391	723	13
Distribution and service fees, Class A	13	19	3
Distribution and service fees, Class C	—	—	1
Administration and accounting fees	158	368	7
Transfer agent fees and expenses	65	152	1
Sub-transfer agent fees and expenses, Class A	10	1	4
Sub-transfer agent fees and expenses, Class C	—	—	— (1)
Sub-transfer agent fees and expenses, Class I	149	570	3
Custodian fees	1	2	1
Printing fees and expenses	8	19	— (1)
Professional fees	18	22	14
Interest expense and/or commitment fees	1	3	— (1)
Registration fees	24	40	14
Trustees’ fees and expenses	9	22	— (1)
Miscellaneous expenses	26	29	2
Total expenses	873	1,970	63
Less net expenses reimbursed and/or waived by investment adviser(2)	(186)	(537)	(37)
Net expenses	687	1,433	26
Net investment income (loss)	2,736	1,883	37
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(18,427)	(6,736)	(211)
Futures	—	2,997	—
Swaps	1,758	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(20,474)	(8,462)	(404)
Futures	—	461	—
Swaps	441	—	—
Net realized and unrealized gain (loss) on investments	(36,702)	(11,740)	(615)
Net increase (decrease) in net assets resulting from operations	$(33,966)	$ (9,857)	$(578)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2022
($ reported in thousands)
Seix Ultra-Short Bond Fund
Investment Income
Dividends	$ 1
Interest	348
Securities lending, net of fees	— (1)
Total investment income	349
Expenses
Investment advisory fees	51
Distribution and service fees, Class A	6
Administration and accounting fees	27
Transfer agent fees and expenses	10
Sub-transfer agent fees and expenses, Class A	1
Sub-transfer agent fees and expenses, Class I	16
Custodian fees	— (1)
Printing fees and expenses	1
Professional fees	14
Interest expense and/or commitment fees	— (1)
Registration fees	13
Trustees’ fees and expenses	1
Miscellaneous expenses	6
Total expenses	146
Less net expenses reimbursed and/or waived by investment adviser(2)	(46)
Net expenses	100
Net investment income (loss)	249
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(353)
Futures	98
Net change in unrealized appreciation (depreciation) on:
Investments	(1,004)
Futures	22
Net realized and unrealized gain (loss) on investments	(1,237)
Net increase (decrease) in net assets resulting from operations	$ (988)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Seix Core Bond Fund		Seix Corporate Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 732	$ 1,240	$ 871	$ 2,349
Net realized gain (loss)	(5,680)	1,042	(1,536)	1,595
Net change in unrealized appreciation (depreciation)	(5,322)	(5,260)	(10,640)	(6,015)
Decrease in net assets resulting from operations	(10,270)	(2,978)	(11,305)	(2,071)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(87)	(124)	(188)	(321)
Class C	—	—	(16)	(31)
Class I	(909)	(1,672)	(1,820)	(3,357)
Class R6	(29)	(33)	(3)	(5)
Total dividends and distributions to shareholders	(1,025)	(1,829)	(2,027)	(3,714)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(644)	(1,990)	(888)	(453)
Class C	—	—	(151)	(466)
Class I	(20,555)	(87,208)	10,058	(44,586)
Class R6	(59)	1,040	—	—
Increase (decrease) in net assets from capital transactions	(21,258)	(88,158)	9,019	(45,505)
Net increase (decrease) in net assets	(32,553)	(92,965)	(4,313)	(51,290)
Net Assets
Beginning of period	107,258	200,223	62,807	114,097
End of Period	$ 74,705	$ 107,258	$ 58,494	$ 62,807
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Floating Rate High Income Fund		Seix High Grade Municipal Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 52,328	$ 77,355	$ 289	$ 723
Net realized gain (loss)	(21,615)	(48,396)	(744)	734
Net change in unrealized appreciation (depreciation)	(169,138)	79,545	(4,081)	(1,188)
Increase (decrease) in net assets resulting from operations	(138,425)	108,504	(4,536)	269
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(758)	(1,303)	(49)	(163)
Class C	(201)	(458)	—	—
Class I	(46,822)	(67,285)	(372)	(1,396)
Class R6	(5,687)	(7,586)	—	—
Total dividends and distributions to shareholders	(53,468)	(76,632)	(421)	(1,559)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	683	6,442	(1,650)	(762)
Class C	(1,523)	(7,900)	—	—
Class I	231,108	547,342	(16,303)	(21,509)
Class R6	31,891	110,503	—	—
Increase (decrease) in net assets from capital transactions	262,159	656,387	(17,953)	(22,271)
Net increase (decrease) in net assets	70,266	688,259	(22,910)	(23,561)
Net Assets
Beginning of period	2,414,747	1,726,488	58,069	81,630
End of Period	$ 2,485,013	$ 2,414,747	$ 35,159	$ 58,069
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix High Income Fund		Seix High Yield Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 4,729	$ 10,918	$ 9,326	$ 18,929
Net realized gain (loss)	(6,105)	3,988	(14,752)	8,198
Net change in unrealized appreciation (depreciation)	(26,554)	(4,607)	(51,918)	(11,316)
Increase (decrease) in net assets resulting from operations	(27,930)	10,299	(57,344)	15,811
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(392)	(897)	(301)	(659)
Class I	(4,002)	(9,380)	(8,246)	(17,309)
Class R6	(283)	(514)	(669)	(717)
Total dividends and distributions to shareholders	(4,677)	(10,791)	(9,216)	(18,685)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,216)	(2,466)	(6,754)	6,837
Class I	(20,753)	(24,112)	(117,418)	71,216
Class R6	138	2,142	24,200	8,158
Increase (decrease) in net assets from capital transactions	(21,831)	(24,436)	(99,972)	86,211
Net increase (decrease) in net assets	(54,438)	(24,928)	(166,532)	83,337
Net Assets
Beginning of period	207,885	232,813	468,933	385,596
End of Period	$ 153,447	$ 207,885	$ 302,401	$ 468,933
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Investment Grade Tax-Exempt Bond Fund		Seix Short-Term Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,349	$ 2,020	$ 29	$ 48
Net realized gain (loss)	(3,353)	2,920	(89)	107
Net change in unrealized appreciation (depreciation)	(15,389)	(4,681)	(388)	(275)
Increase (decrease) in net assets resulting from operations	(17,393)	259	(448)	(120)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(47)	(171)	(23)	(47)
Class C	—	—	(3)	(6)
Class I	(1,531)	(6,002)	(33)	(69)
Total dividends and distributions to shareholders	(1,578)	(6,173)	(59)	(122)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(239)	(1,135)	887	(1,354)
Class C	—	—	151	(1,000)
Class I	(40,764)	(33,788)	345	(972)
Increase (decrease) in net assets from capital transactions	(41,003)	(34,923)	1,383	(3,326)
Net increase (decrease) in net assets	(59,974)	(40,837)	876	(3,568)
Net Assets
Beginning of period	256,764	297,601	12,146	15,714
End of Period	$ 196,790	$ 256,764	$ 13,022	$ 12,146
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Short-Term Municipal Bond Fund		Seix Total Return Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 23	$ 46	$ 2,736	$ 5,357
Net realized gain (loss)	(35)	98	(16,669)	4,213
Net change in unrealized appreciation (depreciation)	(212)	(168)	(20,033)	(14,968)
Decrease in net assets resulting from operations	(224)	(24)	(33,966)	(5,398)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2)	(29)	(161)	(139)
Class I	(21)	(211)	(3,972)	(3,723)
Class R6	—	—	(975)	(1,687)
Total dividends and distributions to shareholders	(23)	(240)	(5,108)	(5,549)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	17	(517)	(1,050)	(575)
Class I	(1,670)	(5,117)	(29,865)	(13,878)
Class R6	—	—	(37,257)	(27,249)
Increase (decrease) in net assets from capital transactions	(1,653)	(5,634)	(68,172)	(41,702)
Net increase (decrease) in net assets	(1,900)	(5,898)	(107,246)	(52,649)
Net Assets
Beginning of period	7,825	13,723	379,082	431,731
End of Period	$ 5,925	$ 7,825	$ 271,836	$ 379,082
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix U.S. Government Securities Ultra-Short Bond Fund		Seix U.S. Mortgage Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,883	$ 2,095	$ 37	$ 4
Net realized gain (loss)	(3,739)	675	(211)	275
Net change in unrealized appreciation (depreciation)	(8,001)	(3,132)	(404)	(460)
Decrease in net assets resulting from operations	(9,857)	(362)	(578)	(181)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(20)	(4)	(79)	(132)
Class C	—	—	(2)	(4)
Class I	(1,426)	(1,732)	(59)	(159)
Class R6	(430)	(318)	—	—
Return of Capital:
Class A	—	(2)	—	—
Class I	—	(901)	—	—
Class R6	—	(166)	—	—
Total dividends and distributions to shareholders	(1,876)	(3,123)	(140)	(295)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(607)	(17,659)	(314)	(2,485)
Class C	—	—	(44)	(341)
Class I	(250,978)	(377,023)	(1,224)	(6,165)
Class R6	(40,033)	70,909	—	—
Increase (decrease) in net assets from capital transactions	(291,618)	(323,773)	(1,582)	(8,991)
Net increase (decrease) in net assets	(303,351)	(327,258)	(2,300)	(9,467)
Net Assets
Beginning of period	883,394	1,210,652	7,404	16,871
End of Period	$ 580,043	$ 883,394	$ 5,104	$ 7,404
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Ultra-Short Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 249	$ 343
Net realized gain (loss)	(255)	42
Net change in unrealized appreciation (depreciation)	(982)	(308)
Increase (decrease) in net assets resulting from operations	(988)	77
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(22)	(24)
Class I	(227)	(335)
Total dividends and distributions to shareholders	(249)	(359)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(256)	883
Class I	(1,521)	(5,489)
Increase (decrease) in net assets from capital transactions	(1,777)	(4,606)
Net increase (decrease) in net assets	(3,014)	(4,888)
Net Assets
Beginning of period	44,012	48,900
End of Period	$ 40,998	$ 44,012
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Seix Core Bond Fund
Class A
1/1/22 to 6/30/22(6)	$11.20	0.08	(1.25)	(1.17)	(0.08)	—	(0.04)	(0.12)	(1.29)	$ 9.91	(10.47) %	$ 7,048	0.64%	0.92%	1.55%	104%
1/1/21 to 12/31/21	11.52	0.09	(0.26)	(0.17)	(0.09)	—	(0.06)	(0.15)	(0.32)	11.20	(1.43)	8,651	0.64	0.88	0.82	149
1/1/20 to 12/31/20	10.91	0.10	0.87	0.97	(0.11)	—	(0.25)	(0.36)	0.61	11.52	8.91	10,943	0.64	0.89	0.88	221
1/1/19 to 12/31/19	10.36	0.22	0.55	0.77	(0.22)	—	—	(0.22)	0.55	10.91	7.48	9,183	0.64	0.91	2.03	197
1/1/18 to 12/31/18	10.63	0.22	(0.25)	(0.03)	(0.23)	(0.01)	—	(0.24)	(0.27)	10.36	(0.28)	5,993	0.64	0.89	2.18	172
4/1/17 to 12/31/17(7)	10.56	0.14	0.08	0.22	(0.12)	(0.03)	—	(0.15)	0.07	10.63	2.12	8,433	0.65 (8)	0.79	1.73	130
4/1/16 to 3/31/17	10.86	0.16	(0.06)	0.10	(0.19)	—	(0.21)	(0.40)	(0.30)	10.56	0.90	10,363	0.64	0.64	1.45	210
Class I
1/1/22 to 6/30/22(6)	$11.20	0.09	(1.25)	(1.16)	(0.09)	—	(0.04)	(0.13)	(1.29)	$ 9.91	(10.41) %	$ 65,469	0.50%	0.64%	1.65%	104%
1/1/21 to 12/31/21	11.53	0.11	(0.27)	(0.16)	(0.11)	—	(0.06)	(0.17)	(0.33)	11.20	(1.38)	96,081	0.50	0.60	0.94	149
1/1/20 to 12/31/20	10.91	0.10	0.89	0.99	(0.12)	—	(0.25)	(0.37)	0.62	11.53	9.15	187,741	0.50	0.59	0.90	221
1/1/19 to 12/31/19	10.36	0.24	0.54	0.78	(0.23)	—	—	(0.23)	0.55	10.91	7.63	93,576	0.50	0.64	2.21	197
1/1/18 to 12/31/18	10.63	0.24	(0.26)	(0.02)	(0.24)	(0.01)	—	(0.25)	(0.27)	10.36	(0.14)	136,247	0.50	0.62	2.31	172
4/1/17 to 12/31/17(7)	10.57	0.15	0.07	0.22	(0.13)	(0.03)	—	(0.16)	0.06	10.63	2.13	186,029	0.51 (8)	0.58	1.87	130
4/1/16 to 3/31/17	10.86	0.17	(0.04)	0.13	(0.21)	—	(0.21)	(0.42)	(0.29)	10.57	1.15	199,622	0.49	0.49	1.58	210
Class R6*
1/1/22 to 6/30/22(6)	$11.20	0.10	(1.26)	(1.16)	(0.09)	—	(0.04)	(0.13)	(1.29)	$ 9.91	(10.35) %	$ 2,188	0.36%	0.51%	1.84%	104%
1/1/21 to 12/31/21	11.53	0.13	(0.27)	(0.14)	(0.13)	—	(0.06)	(0.19)	(0.33)	11.20	(1.24)	2,526	0.36	0.48	1.12	149
1/1/20 to 12/31/20	10.91	0.14	0.87	1.01	(0.14)	—	(0.25)	(0.39)	0.62	11.53	9.31	1,539	0.36	0.49	1.21	221
1/1/19 to 12/31/19	10.36	0.23	0.57	0.80	(0.25)	—	—	(0.25)	0.55	10.91	7.78	2,025	0.36	0.50	2.12	197
1/1/18 to 12/31/18	10.63	0.25	(0.26)	(0.01)	(0.25)	(0.01)	—	(0.26)	(0.27)	10.36	(0.02)	114	0.36	0.48	2.40	172
4/1/17 to 12/31/17(7)	10.57	0.16	0.08	0.24	(0.15)	(0.03)	—	(0.18)	0.06	10.63	2.24	3,279	0.36	0.46	1.96	130
4/1/16 to 3/31/17	10.86	0.19	(0.05)	0.14	(0.22)	—	(0.21)	(0.43)	(0.29)	10.57	1.29	1,352	0.35	0.35	1.78	210

Seix Corporate Bond Fund
Class A
1/1/22 to 6/30/22(6)	$ 9.33	0.10	(1.59)	(1.49)	(0.09)	—	(0.16)	(0.25)	(1.74)	$ 7.59	(15.99) %	$ 5,571	0.95%	1.10%	2.46%	57%
1/1/21 to 12/31/21	9.89	0.18	(0.37)	(0.19)	(0.16)	—	(0.21)	(0.37)	(0.56)	9.33	(1.90)	7,806	0.95	1.04	1.85	164
1/1/20 to 12/31/20	8.95	0.20	1.34	1.54	(0.24)	—	(0.36)	(0.60)	0.94	9.89	17.44	8,765	0.95	1.03	2.07	135
1/1/19 to 12/31/19	8.15	0.23	0.78	1.01	(0.21)	—	—	(0.21)	0.80	8.95	12.47	5,599	0.95	1.10	2.69	118
1/1/18 to 12/31/18	8.76	0.26	(0.60)	(0.34)	(0.25)	—	(0.02)	(0.27)	(0.61)	8.15	(3.90)	345	0.95	1.35	3.08	299
4/1/17 to 12/31/17(7)	8.69	0.18	0.21	0.39	(0.16)	—	(0.16)	(0.32)	0.07	8.76	4.53	363	0.95	1.34	2.68	80
4/1/16 to 3/31/17	8.50	0.24	0.27	0.51	(0.24)	—	(0.08)	(0.32)	0.19	8.69	6.01	591	0.95	1.15	2.75	182
Class C
1/1/22 to 6/30/22(6)	$ 9.29	0.07	(1.58)	(1.51)	(0.06)	—	(0.16)	(0.22)	(1.73)	$ 7.56	(16.25) %	$ 526	1.65%	1.85%	1.76%	57%
1/1/21 to 12/31/21	9.84	0.11	(0.36)	(0.25)	(0.09)	—	(0.21)	(0.30)	(0.55)	9.29	(2.50)	819	1.65	1.76	1.14	164
1/1/20 to 12/31/20	8.91	0.13	1.33	1.46	(0.17)	—	(0.36)	(0.53)	0.93	9.84	16.57	1,365	1.65	1.78	1.34	135
1/1/19 to 12/31/19	8.11	0.16	0.78	0.94	(0.14)	—	—	(0.14)	0.80	8.91	11.60	671	1.65	1.84	1.87	118
1/1/18 to 12/31/18	8.72	0.20	(0.60)	(0.40)	(0.19)	—	(0.02)	(0.21)	(0.61)	8.11	(4.61)	5,459	1.65	2.12	2.37	299
4/1/17 to 12/31/17(7)	8.65	0.13	0.21	0.34	(0.11)	—	(0.16)	(0.27)	0.07	8.72	4.02	6,518	1.62	2.10	2.02	80
4/1/16 to 3/31/17	8.46	0.18	0.27	0.45	(0.18)	—	(0.08)	(0.26)	0.19	8.65	5.29	7,369	1.65	1.82	2.03	182
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Seix Corporate Bond Fund (Continued)
Class I
1/1/22 to 6/30/22(6)	$ 9.28	0.11	(1.58)	(1.47)	(0.10)	—	(0.16)	(0.26)	(1.73)	$ 7.55	(15.87) %	$ 52,320	0.70%	0.98%	2.72%	57%
1/1/21 to 12/31/21	9.84	0.20	(0.37)	(0.17)	(0.18)	—	(0.21)	(0.39)	(0.56)	9.28	(1.67)	54,087	0.70	0.77	2.07	164
1/1/20 to 12/31/20	8.90	0.22	1.35	1.57	(0.27)	—	(0.36)	(0.63)	0.94	9.84	17.82	103,866	0.70	0.80	2.26	135
1/1/19 to 12/31/19	8.11	0.25	0.77	1.02	(0.23)	—	—	(0.23)	0.79	8.90	12.66	32,896	0.70	0.86	2.90	118
1/1/18 to 12/31/18	8.73	0.27	(0.60)	(0.33)	(0.27)	—	(0.02)	(0.29)	(0.62)	8.11	(3.81)	35,244	0.70	1.03	3.33	299
4/1/17 to 12/31/17(7)	8.65	0.19	0.23	0.42	(0.18)	—	(0.16)	(0.34)	0.08	8.73	4.86	8,382	0.70	1.18	2.93	80
4/1/16 to 3/31/17	8.46	0.26	0.27	0.53	(0.26)	—	(0.08)	(0.34)	0.19	8.65	6.29	12,651	0.70	0.93	2.99	182
Class R6
1/1/22 to 6/30/22(6)	$ 9.28	0.12	(1.58)	(1.46)	(0.11)	—	(0.16)	(0.27)	(1.73)	$ 7.55	(15.76) %	$ 77	0.43%	0.72%	2.99%	57%
1/1/21 to 12/31/21	9.83	0.23	(0.36)	(0.13)	(0.21)	—	(0.21)	(0.42)	(0.55)	9.28	(1.31)	95	0.43	0.70	2.37	164
10/20/20 (9) to 12/31/20	9.75	0.05	0.41	0.46	(0.10)	—	(0.28)	(0.38)	0.08	9.83	4.75	101	0.43	0.71	2.51	135 (10)

Seix Floating Rate High Income Fund
Class A
1/1/22 to 6/30/22(6)	$ 8.23	0.14	(0.55)	(0.41)	(0.14)	—	—	(0.14)	(0.55)	$ 7.68	(4.99) %	$ 40,087	0.95% (11)(12)	0.95%	3.54%	29%
1/1/21 to 12/31/21	8.09	0.28	0.13	0.41	(0.27)	—	—	(0.27)	0.14	8.23	5.14	42,301	0.95 (11)(12)(13)	0.95	3.35	72
1/1/20 to 12/31/20	8.40	0.30	(0.31)	(0.01)	(0.30)	—	—	(0.30)	(0.31)	8.09	0.06	35,224	0.96 (12)	0.96	3.76	68
1/1/19 to 12/31/19	8.30	0.41	0.11	0.52	(0.42)	—	—	(0.42)	0.10	8.40	6.30	47,938	0.95 (12)(13)	0.93	4.79	17
1/1/18 to 12/31/18	8.70	0.40	(0.40)	—	(0.40)	—	—	(0.40)	(0.40)	8.30	(0.11)	68,213	0.94	0.95	4.58	75
4/1/17 to 12/31/17(7)	8.75	0.26	(0.05)	0.21	(0.26)	—	—	(0.26)	(0.05)	8.70	2.47	113,611	0.92	0.93	4.00	55
4/1/16 to 3/31/17	8.33	0.39	0.41	0.80	(0.38)	—	—	(0.38)	0.42	8.75	9.78	135,833	0.94	0.94	4.51	79
Class C
1/1/22 to 6/30/22(6)	$ 8.24	0.12	(0.56)	(0.44)	(0.12)	—	—	(0.12)	(0.56)	$ 7.68	(5.38) %	$ 11,888	1.53% (12)	1.72%	2.95%	29%
1/1/21 to 12/31/21	8.09	0.23	0.14	0.37	(0.22)	—	—	(0.22)	0.15	8.24	4.65	14,303	1.54 (12)	1.73	2.74	72
1/1/20 to 12/31/20	8.40	0.25	(0.31)	(0.06)	(0.25)	—	—	(0.25)	(0.31)	8.09	(0.52)	21,841	1.54 (12)	1.68	3.19	68
1/1/19 to 12/31/19	8.30	0.36	0.11	0.47	(0.37)	—	—	(0.37)	0.10	8.40	5.68	37,586	1.53 (12)	1.65	4.21	17
1/1/18 to 12/31/18	8.70	0.35	(0.40)	(0.05)	(0.35)	—	—	(0.35)	(0.40)	8.30	(0.68)	45,588	1.52	1.62	4.01	75
4/1/17 to 12/31/17(7)	8.76	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	(0.06)	8.70	1.89	51,551	1.52	1.60	3.40	55
4/1/16 to 3/31/17	8.33	0.34	0.42	0.76	(0.33)	—	—	(0.33)	0.43	8.76	9.28	56,981	1.52	1.52	3.94	79
Class I
1/1/22 to 6/30/22(6)	$ 8.23	0.15	(0.54)	(0.39)	(0.16)	—	—	(0.16)	(0.55)	$ 7.68	(4.85) %	$2,164,879	0.63% (12)	0.72%	3.85%	29%
1/1/21 to 12/31/21	8.09	0.30	0.14	0.44	(0.30)	—	—	(0.30)	0.14	8.23	5.47	2,102,532	0.64 (12)	0.73	3.65	72
1/1/20 to 12/31/20	8.40	0.32	(0.30)	0.02	(0.33)	—	—	(0.33)	(0.31)	8.09	0.38	1,526,917	0.64 (12)	0.75	4.10	68
1/1/19 to 12/31/19	8.30	0.43	0.11	0.54	(0.44)	—	—	(0.44)	0.10	8.40	6.63	2,701,126	0.63 (12)	0.72	5.13	17
1/1/18 to 12/31/18	8.70	0.43	(0.40)	0.03	(0.43)	—	—	(0.43)	(0.40)	8.30	0.22	4,380,792	0.62	0.70	4.92	75
4/1/17 to 12/31/17(7)	8.75	0.28	(0.05)	0.23	(0.28)	—	—	(0.28)	(0.05)	8.70	2.70	4,546,547	0.62	0.69	4.29	55
4/1/16 to 3/31/17	8.33	0.41	0.42	0.83	(0.41)	—	—	(0.41)	0.42	8.75	10.13	4,459,175	0.63	0.63	4.80	79
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Seix Floating Rate High Income Fund (Continued)
Class R6*
1/1/22 to 6/30/22(6)	$ 8.24	0.16	(0.55)	(0.39)	(0.16)	—	—	(0.16)	(0.55)	$ 7.69	(4.79) %	$ 268,159	0.53% (12)	0.60%	3.95%	29%
1/1/21 to 12/31/21	8.10	0.31	0.14	0.45	(0.31)	—	—	(0.31)	0.14	8.24	5.57	255,611	0.54 (12)	0.62	3.76	72
1/1/20 to 12/31/20	8.40	0.34	(0.31)	0.03	(0.33)	—	—	(0.33)	(0.30)	8.10	0.61	142,506	0.54 (12)	0.63	4.30	68
1/1/19 to 12/31/19	8.30	0.44	0.11	0.55	(0.45)	—	—	(0.45)	0.10	8.40	6.74	552,427	0.53 (12)	0.61	5.21	17
1/1/18 to 12/31/18	8.71	0.43	(0.40)	0.03	(0.44)	—	—	(0.44)	(0.41)	8.30	0.20	805,046	0.52	0.58	5.00	75
4/1/17 to 12/31/17(7)	8.76	0.29	(0.05)	0.24	(0.29)	—	—	(0.29)	(0.05)	8.71	2.78	1,277,730	0.52	0.59	4.39	55
4/1/16 to 3/31/17	8.33	0.43	0.42	0.85	(0.42)	—	—	(0.42)	0.43	8.76	10.37	1,307,701	0.52	0.52	4.94	79

Seix High Grade Municipal Bond Fund
Class A
1/1/22 to 6/30/22(6)	$12.18	0.07	(1.17)	(1.10)	(0.07)	—	(0.04)	(0.11)	(1.21)	$10.97	(9.05) %	$ 4,448	0.73%	0.99%	1.20%	48%
1/1/21 to 12/31/21	12.42	0.11	(0.07)	0.04	(0.11)	—	(0.17)	(0.28)	(0.24)	12.18	0.35	6,711	0.73	0.94	0.91	48
1/1/20 to 12/31/20	12.05	0.13	0.69	0.82	(0.13)	—	(0.32)	(0.45)	0.37	12.42	6.85	7,626	0.75 (8)	0.95	1.04	203
1/1/19 to 12/31/19	11.62	0.21	0.67	0.88	(0.21)	—	(0.24)	(0.45)	0.43	12.05	7.67	6,893	0.75	0.98	1.78	233
1/1/18 to 12/31/18	11.94	0.31	(0.26)	0.05	(0.31)	—	(0.06)	(0.37)	(0.32)	11.62	0.44	6,767	0.80 (8)	0.95	2.63	130
4/1/17 to 12/31/17(7)	11.69	0.21	0.27	0.48	(0.22)	—	(0.01)	(0.23)	0.25	11.94	4.12	8,175	0.80	0.91	2.39	173
4/1/16 to 3/31/17	12.36	0.24	(0.22)	0.02	(0.24)	—	(0.45)	(0.69)	(0.67)	11.69	0.27	12,276	0.80	0.80	1.99	218
Class I
1/1/22 to 6/30/22(6)	$12.18	0.08	(1.17)	(1.09)	(0.08)	—	(0.04)	(0.12)	(1.21)	$10.97	(8.98) %	$ 30,711	0.58%	0.93%	1.35%	48%
1/1/21 to 12/31/21	12.42	0.13	(0.07)	0.06	(0.13)	—	(0.17)	(0.30)	(0.24)	12.18	0.50	51,358	0.58	0.85	1.06	48
1/1/20 to 12/31/20	12.05	0.15	0.69	0.84	(0.15)	—	(0.32)	(0.47)	0.37	12.42	7.01	74,004	0.60 (8)	0.86	1.18	203
1/1/19 to 12/31/19	11.62	0.23	0.67	0.90	(0.23)	—	(0.24)	(0.47)	0.43	12.05	7.83	53,306	0.60	0.89	1.91	233
1/1/18 to 12/31/18	11.93	0.32	(0.25)	0.07	(0.32)	—	(0.06)	(0.38)	(0.31)	11.62	0.67	41,769	0.65 (8)	0.85	2.77	130
4/1/17 to 12/31/17(7)	11.68	0.23	0.26	0.49	(0.23)	—	(0.01)	(0.24)	0.25	11.93	4.24	75,684	0.65	0.82	2.55	173
4/1/16 to 3/31/17	12.36	0.26	(0.23)	0.03	(0.26)	—	(0.45)	(0.71)	(0.68)	11.68	0.33	78,729	0.65	0.71	2.12	218

Seix High Income Fund
Class A
1/1/22 to 6/30/22(6)	$ 6.45	0.15	(1.10)	(0.95)	(0.15)	—	—	(0.15)	(1.10)	$ 5.35	(14.95) %	$ 13,541	0.93%	1.16%	5.09%	38%
1/1/21 to 12/31/21	6.46	0.30	(0.01)	0.29	(0.30)	—	—	(0.30)	(0.01)	6.45	4.52	17,612	0.93	1.14	4.65	103
1/1/20 to 12/31/20	6.33	0.31	0.13	0.44	(0.31)	—	—	(0.31)	0.13	6.46	7.48	20,133	0.93 (8)	1.16	5.14	201
1/1/19 to 12/31/19	5.96	0.32	0.37	0.69	(0.32)	—	—	(0.32)	0.37	6.33	11.67	25,338	0.98 (8)	1.13	5.03	113
1/1/18 to 12/31/18	6.53	0.36	(0.57)	(0.21)	(0.36)	—	—	(0.36)	(0.57)	5.96	(3.42)	14,327	1.03	1.11	5.56	77
4/1/17 to 12/31/17(7)	6.46	0.28	0.07	0.35	(0.28)	— (14)	—	(0.28)	0.07	6.53	5.52	29,592	1.02	1.10	5.69	45
4/1/16 to 3/31/17	5.92	0.38	0.53	0.91	(0.37)	—	—	(0.37)	0.54	6.46	15.69	63,104	1.04	1.04	5.92	95
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Seix High Income Fund (Continued)
Class I
1/1/22 to 6/30/22(6)	$ 6.44	0.16	(1.10)	(0.94)	(0.15)	—	—	(0.15)	(1.09)	$ 5.35	(14.72) %	$ 130,462	0.68%	0.91%	5.33%	38%
1/1/21 to 12/31/21	6.45	0.32	(0.02)	0.30	(0.31)	—	—	(0.31)	(0.01)	6.44	4.78	179,018	0.68	0.89	4.90	103
1/1/20 to 12/31/20	6.33	0.32	0.13	0.45	(0.33)	—	—	(0.33)	0.12	6.45	7.58	203,543	0.68 (8)	0.92	5.38	201
1/1/19 to 12/31/19	5.95	0.33	0.38	0.71	(0.33)	—	—	(0.33)	0.38	6.33	12.12	234,101	0.74 (8)	0.90	5.29	113
1/1/18 to 12/31/18	6.52	0.37	(0.57)	(0.20)	(0.37)	—	—	(0.37)	(0.57)	5.95	(3.20)	264,435	0.80	0.88	5.87	77
4/1/17 to 12/31/17(7)	6.46	0.29	0.06	0.35	(0.29)	— (14)	—	(0.29)	0.06	6.52	5.53	390,665	0.81 (8)	0.87	5.93	45
4/1/16 to 3/31/17	5.92	0.39	0.54	0.93	(0.39)	—	—	(0.39)	0.54	6.46	15.95	456,928	0.80	0.81	6.15	95
Class R6
1/1/22 to 6/30/22(6)	$ 6.44	0.16	(1.10)	(0.94)	(0.16)	—	—	(0.16)	(1.10)	$ 5.34	(14.84) %	$ 9,444	0.59%	0.76%	5.43%	38%
1/1/21 to 12/31/21	6.45	0.32	(0.01)	0.31	(0.32)	—	—	(0.32)	(0.01)	6.44	4.87	11,255	0.59	0.75	4.98	103
1/1/20 to 12/31/20	6.32	0.33	0.13	0.46	(0.33)	—	—	(0.33)	0.13	6.45	7.85	9,137	0.59 (8)	0.77	5.39	201
1/1/19 to 12/31/19	5.95	0.33	0.38	0.71	(0.34)	—	—	(0.34)	0.37	6.32	12.08	36,912	0.61 (8)	0.76	5.30	113
1/1/18 to 12/31/18	6.52	0.38	(0.57)	(0.19)	(0.38)	—	—	(0.38)	(0.57)	5.95	(3.05)	4,927	0.64	0.75	6.03	77
4/1/17 to 12/31/17(7)	6.45	0.30	0.07	0.37	(0.30)	— (14)	—	(0.30)	0.07	6.52	5.82	5,898	0.64	0.73	6.09	45
4/1/16 to 3/31/17	5.92	0.40	0.53	0.93	(0.40)	—	—	(0.40)	0.53	6.45	15.96	4,125	0.64	0.64	6.26	95

Seix High Yield Fund
Class A
1/1/22 to 6/30/22(6)	$ 8.56	0.18	(1.40)	(1.22)	(0.18)	—	—	(0.18)	(1.40)	$ 7.16	(14.41) %	$ 9,351	0.82%	1.04%	4.63%	35%
1/1/21 to 12/31/21	8.59	0.34	(0.03)	0.31	(0.34)	—	—	(0.34)	(0.03)	8.56	3.69	18,370	0.82	1.01	4.01	93
1/1/20 to 12/31/20	8.19	0.37	0.40	0.77	(0.37)	—	—	(0.37)	0.40	8.59	9.86	11,608	0.82	1.05	4.54	182
1/1/19 to 12/31/19	7.62	0.38	0.57	0.95	(0.38)	—	—	(0.38)	0.57	8.19	12.64	4,623	0.82	1.04	4.70	98
1/1/18 to 12/31/18	8.21	0.43	(0.59)	(0.16)	(0.43)	—	—	(0.43)	(0.59)	7.62	(2.07)	2,910	0.82	1.02	5.32	59
4/1/17 to 12/31/17(7)	8.16	0.34	0.03	0.37	(0.30)	(0.02)	—	(0.32)	0.05	8.21	4.63	4,810	0.83 (8)	0.97	5.43	41
4/1/16 to 3/31/17	7.61	0.44	0.55	0.99	(0.44)	—	—	(0.44)	0.55	8.16	13.20	6,214	0.82	0.82	5.51	87
Class I
1/1/22 to 6/30/22(6)	$ 8.78	0.20	(1.44)	(1.24)	(0.19)	—	—	(0.19)	(1.43)	$ 7.35	(14.26) %	$ 254,331	0.64%	0.75%	4.83%	35%
1/1/21 to 12/31/21	8.81	0.37	(0.03)	0.34	(0.37)	—	—	(0.37)	(0.03)	8.78	3.88	430,620	0.64	0.73	4.21	93
1/1/20 to 12/31/20	8.41	0.40	0.40	0.80	(0.40)	—	—	(0.40)	0.40	8.81	9.93	362,138	0.64	0.76	4.81	182
1/1/19 to 12/31/19	7.82	0.41	0.58	0.99	(0.40)	—	—	(0.40)	0.59	8.41	12.91	292,284	0.64	0.77	4.93	98
1/1/18 to 12/31/18	8.41	0.45	(0.58)	(0.13)	(0.46)	—	—	(0.46)	(0.59)	7.82	(1.70)	286,931	0.64	0.76	5.53	59
4/1/17 to 12/31/17(7)	8.37	0.34	0.04	0.38	(0.32)	(0.02)	—	(0.34)	0.04	8.41	4.64	403,198	0.65 (8)	0.73	5.38	41
4/1/16 to 3/31/17	7.80	0.46	0.57	1.03	(0.46)	—	—	(0.46)	0.57	8.37	13.48	483,080	0.64	0.64	5.65	87
Class R6*
1/1/22 to 6/30/22(6)	$ 8.78	0.20	(1.43)	(1.23)	(0.20)	—	—	(0.20)	(1.43)	$ 7.35	(14.21) %	$ 38,719	0.53%	0.65%	5.12%	35%
1/1/21 to 12/31/21	8.81	0.38	(0.03)	0.35	(0.38)	—	—	(0.38)	(0.03)	8.78	4.00	19,943	0.53	0.64	4.32	93
1/1/20 to 12/31/20	8.41	0.41	0.40	0.81	(0.41)	—	—	(0.41)	0.40	8.81	10.05	11,850	0.53	0.67	4.92	182
1/1/19 to 12/31/19	7.82	0.40	0.60	1.00	(0.41)	—	—	(0.41)	0.59	8.41	13.03	5,645	0.53	0.67	4.89	98
1/1/18 to 12/31/18	8.42	0.44	(0.58)	(0.14)	(0.46)	—	—	(0.46)	(0.60)	7.82	(1.74)	1,009	0.53	0.64	5.31	59
4/1/17 to 12/31/17(7)	8.37	0.35	0.05	0.40	(0.33)	(0.02)	—	(0.35)	0.05	8.42	4.85	45,035	0.54 (8)	0.62	5.50	41
8/1/16 to 3/31/17(15)	8.17	0.33	0.18	0.51	(0.31)	—	—	(0.31)	0.20	8.37	6.34	42,695	0.54	0.54	5.86	87
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Seix Investment Grade Tax-Exempt Bond Fund
Class A
1/1/22 to 6/30/22(6)	$11.73	0.06	(0.92)	(0.86)	(0.06)	—	(0.01)	(0.07)	(0.93)	$10.80	(7.31) %	$ 6,756	0.67%	1.02%	1.10%	43%
1/1/21 to 12/31/21	11.99	0.07	(0.08)	(0.01)	(0.07)	—	(0.18)	(0.25)	(0.26)	11.73	(0.04)	7,592	0.71 (8)	1.01	0.58	95
1/1/20 to 12/31/20	11.72	0.10	0.57	0.67	(0.10)	—	(0.30)	(0.40)	0.27	11.99	5.73	8,902	0.73 (8)	1.01	0.84	173
1/1/19 to 12/31/19	11.45	0.19	0.55	0.74	(0.19)	—	(0.28)	(0.47)	0.27	11.72	6.54	9,329	0.75 (8)	1.00	1.65	203
1/1/18 to 12/31/18	11.75	0.28	(0.23)	0.05	(0.28)	—	(0.07)	(0.35)	(0.30)	11.45	0.45	9,999	0.80 (8)	1.00	2.47	105
4/1/17 to 12/31/17(7)	11.65	0.22	0.10	0.32	(0.22)	—	—	(0.22)	0.10	11.75	2.76	11,066	0.80	0.96	2.46	130
4/1/16 to 3/31/17	12.24	0.26	(0.32)	(0.06)	(0.26)	—	(0.27)	(0.53)	(0.59)	11.65	(0.48)	20,281	0.80	0.92	2.16	138
Class I
1/1/22 to 6/30/22(6)	$11.72	0.07	(0.92)	(0.85)	(0.07)	—	(0.01)	(0.08)	(0.93)	$10.79	(7.25) %	$ 190,034	0.52%	0.83%	1.24%	43%
1/1/21 to 12/31/21	11.98	0.09	(0.08)	0.01	(0.09)	—	(0.18)	(0.27)	(0.26)	11.72	0.11	249,172	0.56 (8)	0.80	0.73	95
1/1/20 to 12/31/20	11.70	0.12	0.58	0.70	(0.12)	—	(0.30)	(0.42)	0.28	11.98	5.98	288,699	0.58 (8)	0.82	0.98	173
1/1/19 to 12/31/19	11.43	0.21	0.55	0.76	(0.21)	—	(0.28)	(0.49)	0.27	11.70	6.71	295,280	0.60 (8)	0.81	1.80	203
1/1/18 to 12/31/18	11.73	0.30	(0.23)	0.07	(0.30)	—	(0.07)	(0.37)	(0.30)	11.43	0.60	307,001	0.65 (8)	0.80	2.61	105
4/1/17 to 12/31/17(7)	11.64	0.23	0.09	0.32	(0.23)	—	—	(0.23)	0.09	11.73	2.79	463,968	0.65	0.76	2.62	130
4/1/16 to 3/31/17	12.22	0.28	(0.31)	(0.03)	(0.28)	—	(0.27)	(0.55)	(0.58)	11.64	(0.24)	519,784	0.65	0.70	2.30	138

Seix Short-Term Bond Fund
Class A
1/1/22 to 6/30/22(6)	$10.05	0.02	(0.37)	(0.35)	(0.02)	—	(0.02)	(0.04)	(0.39)	$ 9.66	(3.47) %	$ 5,500	0.80%	1.33%	0.39%	40%
1/1/21 to 12/31/21	10.24	0.03	(0.13)	(0.10)	(0.03)	—	(0.06)	(0.09)	(0.19)	10.05	(0.97)	4,826	0.80	1.37	0.30	110
1/1/20 to 12/31/20	9.96	0.07	0.29	0.36	(0.08)	—	—	(0.08)	0.28	10.24	3.59	6,280	0.80	1.27	0.66	171
1/1/19 to 12/31/19	9.83	0.17	0.13	0.30	(0.17)	—	—	(0.17)	0.13	9.96	3.08	2,300	0.80	1.81	1.73	77
1/1/18 to 12/31/18	9.90	0.14	(0.06)	0.08	(0.14)	(0.01)	—	(0.15)	(0.07)	9.83	0.81	2,028	0.80	1.68	1.43	93
4/1/17 to 12/31/17(7)	9.95	0.07	(0.04)	0.03	(0.07)	(0.01)	—	(0.08)	(0.05)	9.90	0.27	2,210	0.80	1.26	0.89	145
4/1/16 to 3/31/17	10.01	0.06	(0.06)	—	(0.06)	—	—	(0.06)	(0.06)	9.95	0.03	2,308	0.80	0.80	0.58	129
Class C
1/1/22 to 6/30/22(6)	$10.05	— (14)	(0.37)	(0.37)	—	—	(0.02)	(0.02)	(0.39)	$ 9.66	(3.66) %	$ 1,164	1.19%	2.17%	0.00% (16)	40%
1/1/21 to 12/31/21	10.24	— (14)	(0.13)	(0.13)	— (14)	—	(0.06)	(0.06)	(0.19)	10.05	(1.29)	1,058	1.15	2.22	(0.04)	110
1/1/20 to 12/31/20	9.96	0.01	0.28	0.29	(0.01)	—	—	(0.01)	0.28	10.24	2.96	2,082	1.39	2.10	0.08	171
1/1/19 to 12/31/19	9.83	0.09	0.13	0.22	(0.09)	—	—	(0.09)	0.13	9.96	2.29	733	1.57	2.58	0.95	77
1/1/18 to 12/31/18	9.89	0.07	(0.06)	0.01	(0.06)	(0.01)	—	(0.07)	(0.06)	9.83	0.14	1,461	1.57	2.48	0.66	93
4/1/17 to 12/31/17(7)	9.94	0.02	(0.05)	(0.03)	(0.01)	(0.01)	—	(0.02)	(0.05)	9.89	(0.26)	1,257	1.48	2.04	0.21	145
4/1/16 to 3/31/17	10.00	— (14)	(0.06)	(0.06)	—	—	—	—	(0.06)	9.94	(0.57)	1,310	1.40	1.57	(0.03)	129
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Seix Short-Term Bond Fund (Continued)
Class I
1/1/22 to 6/30/22(6)	$10.02	0.03	(0.40)	(0.37)	—	—	(0.02)	(0.02)	(0.39)	$ 9.63	(3.39) %	$ 6,358	0.60%	1.18%	0.59%	40%
1/1/21 to 12/31/21	10.22	0.05	(0.14)	(0.09)	(0.05)	—	(0.06)	(0.11)	(0.20)	10.02	(0.87)	6,262	0.60	1.21	0.50	110
1/1/20 to 12/31/20	9.93	0.09	0.30	0.39	(0.10)	—	—	(0.10)	0.29	10.22	3.91	7,352	0.60	1.16	0.88	171
1/1/19 to 12/31/19	9.80	0.19	0.13	0.32	(0.19)	—	—	(0.19)	0.13	9.93	3.29	5,155	0.60	1.61	1.93	77
1/1/18 to 12/31/18	9.86	0.16	(0.05)	0.11	(0.16)	(0.01)	—	(0.17)	(0.06)	9.80	1.11	5,719	0.60	1.43	1.62	93
4/1/17 to 12/31/17(7)	9.92	0.08	(0.05)	0.03	(0.08)	(0.01)	—	(0.09)	(0.06)	9.86	0.31	7,918	0.60	0.91	1.05	145
4/1/16 to 3/31/17	9.98	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)	(0.06)	9.92	0.23	52,024	0.60	0.69	0.77	129

Seix Short-Term Municipal Bond Fund
Class A
1/1/22 to 6/30/22(6)	$ 9.86	0.03	(0.34)	(0.31)	(0.03)	—	—	(0.03)	(0.34)	$ 9.52	(3.18) %	$ 908	0.54%	1.71%	0.55%	17%
1/1/21 to 12/31/21	10.16	0.03	(0.08)	(0.05)	(0.03)	—	(0.22)	(0.25)	(0.30)	9.86	(0.48)	924	0.54	1.37	0.30	38
1/1/20 to 12/31/20	10.03	0.05	0.24	0.29	(0.05)	—	(0.11)	(0.16)	0.13	10.16	2.86	1,474	0.64 (8)	1.25	0.49	125
1/1/19 to 12/31/19	9.92	0.12	0.23	0.35	(0.12)	—	(0.12)	(0.24)	0.11	10.03	3.54	1,535	0.65	1.17	1.15	77
1/1/18 to 12/31/18	9.91	0.09	0.02	0.11	(0.10)	—	— (14)	(0.10)	0.01	9.92	1.10	1,411	0.65	1.05	0.96	50
4/1/17 to 12/31/17(7)	9.93	0.05	(0.01)	0.04	(0.05)	—	(0.01)	(0.06)	(0.02)	9.91	0.39	1,765	0.65	0.95	0.70	56
4/1/16 to 3/31/17	9.98	0.05	(0.03)	0.02	(0.06)	—	(0.01)	(0.07)	(0.05)	9.93	0.26	1,810	0.65	0.74	0.54	59
Class I
1/1/22 to 6/30/22(6)	$ 9.87	0.03	(0.35)	(0.32)	(0.03)	—	—	(0.03)	(0.35)	$ 9.52	(3.20) %	$ 5,017	0.37%	1.58%	0.71%	17%
1/1/21 to 12/31/21	10.17	0.05	(0.08)	(0.03)	(0.05)	—	(0.22)	(0.27)	(0.30)	9.87	(0.31)	6,901	0.37	1.27	0.47	38
1/1/20 to 12/31/20	10.04	0.06	0.25	0.31	(0.07)	—	(0.11)	(0.18)	0.13	10.17	3.03	12,249	0.47 (8)	1.15	0.64	125
1/1/19 to 12/31/19	9.93	0.13	0.23	0.36	(0.13)	—	(0.12)	(0.25)	0.11	10.04	3.71	10,833	0.48	1.05	1.34	77
1/1/18 to 12/31/18	9.91	0.11	0.02	0.13	(0.11)	—	— (14)	(0.11)	0.02	9.93	1.37	19,043	0.48	0.89	1.12	50
4/1/17 to 12/31/17(7)	9.93	0.07	(0.01)	0.06	(0.07)	—	(0.01)	(0.08)	(0.02)	9.91	0.52	31,289	0.48	0.81	0.87	56
4/1/16 to 3/31/17	9.98	0.08	(0.04)	0.04	(0.08)	—	(0.01)	(0.09)	(0.05)	9.93	0.40	26,710	0.48	0.66	0.75	59

Seix Total Return Bond Fund
Class A
1/1/22 to 6/30/22(6)	$11.63	0.08	(1.31)	(1.23)	—	—	(0.11)	(0.11)	(1.34)	$10.29	(10.07) %	$ 9,632	0.70%	0.88%	1.51%	96%
1/1/21 to 12/31/21	11.93	0.12	(0.30)	(0.18)	(0.09)	—	(0.03)	(0.12)	(0.30)	11.63	(1.47)	11,991	0.70	0.86	1.01	131
1/1/20 to 12/31/20	11.03	0.15	1.05	1.20	(0.21)	—	(0.09)	(0.30)	0.90	11.93	10.91	12,879	0.70	0.87	1.27	186
1/1/19 to 12/31/19	10.52	0.22	0.48	0.70	(0.13)	(0.06)	—	(0.19)	0.51	11.03	6.69	24,861	0.70	0.94	2.04	190
1/1/18 to 12/31/18	10.77	0.23	(0.28)	(0.05)	(0.20)	—	—	(0.20)	(0.25)	10.52	(0.48)	10,717	0.70	0.85	2.18	169
4/1/17 to 12/31/17(7)	10.77	0.15	—	0.15	(0.09)	(0.06)	—	(0.15)	—	10.77	1.37	13,227	0.71 (8)	0.84	1.86	150
4/1/16 to 3/31/17	11.02	0.20	(0.06)	0.14	(0.22)	—	(0.17)	(0.39)	(0.25)	10.77	1.22	27,284	0.70	0.70	1.85	210
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Seix Total Return Bond Fund (Continued)
Class I
1/1/22 to 6/30/22(6)	$11.25	0.09	(1.28)	(1.19)	—	—	(0.11)	(0.11)	(1.30)	$ 9.95	(9.97) %	$ 214,597	0.46%	0.57%	1.74%	96%
1/1/21 to 12/31/21	11.54	0.14	(0.28)	(0.14)	(0.12)	—	(0.03)	(0.15)	(0.29)	11.25	(1.23)	274,304	0.46	0.56	1.25	131
1/1/20 to 12/31/20	10.68	0.16	1.03	1.19	(0.24)	—	(0.09)	(0.33)	0.86	11.54	11.12	295,811	0.46	0.57	1.38	186
1/1/19 to 12/31/19	10.17	0.24	0.48	0.72	(0.15)	(0.06)	—	(0.21)	0.51	10.68	7.12	220,036	0.46	0.59	2.32	190
1/1/18 to 12/31/18	10.42	0.24	(0.28)	(0.04)	(0.21)	—	—	(0.21)	(0.25)	10.17	(0.32)	335,999	0.46	0.55	2.39	169
4/1/17 to 12/31/17(7)	10.42	0.17	(0.01)	0.16	(0.10)	(0.06)	—	(0.16)	—	10.42	1.56	681,009	0.46	0.53	2.15	150
4/1/16 to 3/31/17	10.67	0.22	(0.07)	0.15	(0.23)	—	(0.17)	(0.40)	(0.25)	10.42	1.44	790,997	0.46	0.46	2.10	210
Class R6*
1/1/22 to 6/30/22(6)	$11.24	0.10	(1.29)	(1.19)	—	—	(0.11)	(0.11)	(1.30)	$ 9.94	(9.91) %	$ 47,607	0.31%	0.45%	1.82%	96%
1/1/21 to 12/31/21	11.53	0.16	(0.28)	(0.12)	(0.14)	—	(0.03)	(0.17)	(0.29)	11.24	(1.08)	92,787	0.31	0.45	1.40	131
1/1/20 to 12/31/20	10.67	0.17	1.03	1.20	(0.25)	—	(0.09)	(0.34)	0.86	11.53	11.30	123,041	0.31	0.46	1.53	186
1/1/19 to 12/31/19	10.17	0.26	0.46	0.72	(0.16)	(0.06)	—	(0.22)	0.50	10.67	7.18	61,313	0.31	0.45	2.51	190
1/1/18 to 12/31/18	10.42	0.26	(0.28)	(0.02)	(0.23)	—	—	(0.23)	(0.25)	10.17	(0.17)	70,626	0.31	0.44	2.55	169
4/1/17 to 12/31/17(7)	10.42	0.19	(0.02)	0.17	(0.11)	(0.06)	—	(0.17)	—	10.42	1.68	145,096	0.31	0.40	2.38	150
4/1/16 to 3/31/17	10.67	0.25	(0.08)	0.17	(0.25)	—	(0.17)	(0.42)	(0.25)	10.42	1.58	101,022	0.31	0.31	2.40	210

Seix U.S. Government Securities Ultra-Short Bond Fund
Class A
1/1/22 to 6/30/22(6)	$10.01	0.01	(0.16)	(0.15)	(0.01)	—	—	(0.01)	(0.16)	$ 9.85	(1.46) %	$ 14,483	0.66% (11)(13)	0.64%	0.28%	24%
1/1/21 to 12/31/21	10.04	(0.01)	(0.02)	(0.03)	— (14)	— (14)	—	— (14)	(0.03)	10.01	(0.29)	15,323	0.66	0.67	(0.07)	52
1/1/20 to 12/31/20	10.00	0.04	0.06	0.10	(0.06)	—	—	(0.06)	0.04	10.04	0.99	33,092	0.66	0.66	0.41	54
1/1/19 to 12/31/19	9.99	0.19	0.02	0.21	(0.20)	—	—	(0.20)	0.01	10.00	2.11	13,741	0.65 (11)	0.65	1.91	63
7/24/18 to 12/31/18(17)	10.00	0.09	(0.01)	0.08	(0.08)	(0.01)	—	(0.09)	(0.01)	9.99	0.79	5,497	0.63 (11)	0.63	2.10	28 (10)
Class I
1/1/22 to 6/30/22(6)	$10.00	0.02	(0.14)	(0.12)	(0.03)	—	—	(0.03)	(0.15)	$ 9.85	(1.24) %	$ 449,906	0.41%	0.57%	0.49%	24%
1/1/21 to 12/31/21	10.04	0.02	(0.03)	(0.01)	(0.02)	(0.01)	—	(0.03)	(0.04)	10.00	(0.13)	710,303	0.41	0.49	0.18	52
1/1/20 to 12/31/20	10.00	0.08	0.04	0.12	(0.08)	—	—	(0.08)	0.04	10.04	1.25	1,090,217	0.41	0.49	0.76	54
1/1/19 to 12/31/19	9.99	0.23	—	0.23	(0.22)	—	—	(0.22)	0.01	10.00	2.36	864,548	0.41	0.50	2.27	63
1/1/18 to 12/31/18	10.01	0.19	(0.01)	0.18	(0.19)	(0.01)	—	(0.20)	(0.02)	9.99	1.83	1,232,473	0.41	0.50	1.89	28
4/1/17 to 12/31/17(7)	10.03	0.09	(0.01)	0.08	(0.09)	(0.01)	—	(0.10)	(0.02)	10.01	0.82	1,343,042	0.41	0.47	1.17	48
4/1/16 to 3/31/17	10.03	0.07	0.03	0.10	(0.10)	—	—	(0.10)	—	10.03	0.98	1,367,242	0.42	0.42	0.72	77
Class R6*
1/1/22 to 6/30/22(6)	$10.02	0.03	(0.15)	(0.12)	(0.03)	—	—	(0.03)	(0.15)	$ 9.87	(1.27) %	$ 115,654	0.26%	0.38%	0.65%	24%
1/1/21 to 12/31/21	10.05	0.03	(0.02)	0.01	(0.03)	(0.01)	—	(0.04)	(0.03)	10.02	0.12	157,768	0.26	0.35	0.32	52
1/1/20 to 12/31/20	10.01	0.07	0.07	0.14	(0.10)	—	—	(0.10)	0.04	10.05	1.40	87,343	0.26	0.38	0.66	54
1/1/19 to 12/31/19	10.00	0.24	0.01	0.25	(0.24)	—	—	(0.24)	0.01	10.01	2.51	25,521	0.26	0.37	2.39	63
1/1/18 to 12/31/18	10.03	0.20	(0.01)	0.19	(0.21)	(0.01)	—	(0.22)	(0.03)	10.00	1.88	32,940	0.26	0.37	2.01	28
4/1/17 to 12/31/17(7)	10.04	0.10	— (14)	0.10	(0.10)	(0.01)	—	(0.11)	(0.01)	10.03	1.04	43,072	0.26	0.33	1.32	48
8/1/16 to 3/31/17(15)	10.04	0.08	—	0.08	(0.08)	—	—	(0.08)	—	10.04	0.77	32,657	0.26	0.26	1.12	77
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Seix U.S. Mortgage Fund
Class A
1/1/22 to 6/30/22(6)	$10.94	0.06	(0.98)	(0.92)	(0.06)	—	(0.20)	(0.26)	(1.18)	$ 9.76	(8.46) %	$ 3,002	0.90%	2.09%	1.11%	60%
1/1/21 to 12/31/21	11.46	— (14)	(0.19)	(0.19)	(0.08)	—	(0.25)	(0.33)	(0.52)	10.94	(1.68)	3,698	0.90	2.03	(0.04)	87
1/1/20 to 12/31/20	11.28	0.04	0.25	0.29	(0.11)	—	—	(0.11)	0.18	11.46	2.60	6,395	0.90	1.81	0.39	53
1/1/19 to 12/31/19	10.87	0.22	0.42	0.64	(0.22)	(0.01)	—	(0.23)	0.41	11.28	5.94	6,657	0.90	1.74	1.97	101
1/1/18 to 12/31/18	11.09	0.20	(0.17)	0.03	(0.20)	(0.05)	—	(0.25)	(0.22)	10.87	0.31	3,727	0.90	2.01	1.88	129
4/1/17 to 12/31/17(7)	11.10	0.12	0.04	0.16	(0.11)	(0.06)	—	(0.17)	(0.01)	11.09	1.45	2,566	0.90	1.59	1.48	89
4/1/16 to 3/31/17	11.31	0.05	(0.04)	0.01	(0.18)	—	(0.04)	(0.22)	(0.21)	11.10	0.04	3,594	0.90	0.98	0.41	118
Class C
1/1/22 to 6/30/22(6)	$10.96	0.02	(0.97)	(0.95)	(0.02)	—	(0.20)	(0.22)	(1.17)	$ 9.79	(8.69) %	$ 90	1.65%	2.77%	0.34%	60%
1/1/21 to 12/31/21	11.48	(0.10)	(0.17)	(0.27)	— (14)	—	(0.25)	(0.25)	(0.52)	10.96	(2.40)	147	1.65	2.31	(0.84)	87
1/1/20 to 12/31/20	11.30	(0.05)	0.26	0.21	(0.03)	—	—	(0.03)	0.18	11.48	1.83	499	1.65	2.05	(0.46)	53
1/1/19 to 12/31/19	10.89	0.14	0.41	0.55	(0.13)	(0.01)	—	(0.14)	0.41	11.30	5.09	383	1.65	1.99	1.29	101
1/1/18 to 12/31/18	11.11	0.12	(0.17)	(0.05)	(0.12)	(0.05)	—	(0.17)	(0.22)	10.89	(0.43)	3,174	1.65	2.00	1.09	129
4/1/17 to 12/31/17(7)	11.11	0.05	0.06	0.11	(0.05)	(0.06)	—	(0.11)	—	11.11	0.99	3,722	1.62	1.98	0.65	89
4/1/16 to 3/31/17	11.33	(0.03)	(0.06)	(0.09)	(0.09)	—	(0.04)	(0.13)	(0.22)	11.11	(0.79)	4,301	1.65	1.71	0.26	118
Class I
1/1/22 to 6/30/22(6)	$10.95	0.07	(0.97)	(0.90)	(0.07)	—	(0.20)	(0.27)	(1.17)	$ 9.78	(8.27) %	$ 2,012	0.70%	1.83%	1.27%	60%
1/1/21 to 12/31/21	11.48	0.01	(0.18)	(0.17)	(0.11)	—	(0.25)	(0.36)	(0.53)	10.95	(1.57)	3,559	0.70	1.34	0.12	87
1/1/20 to 12/31/20	11.30	0.07	0.25	0.32	(0.14)	—	—	(0.14)	0.18	11.48	2.80	9,977	0.70	1.13	0.60	53
1/1/19 to 12/31/19	10.89	0.24	0.42	0.66	(0.24)	(0.01)	—	(0.25)	0.41	11.30	6.13	14,476	0.70	1.10	2.19	101
1/1/18 to 12/31/18	11.11	0.22	(0.17)	0.05	(0.22)	(0.05)	—	(0.27)	(0.22)	10.89	0.52	17,615	0.70	1.08	2.05	129
4/1/17 to 12/31/17(7)	11.12	0.13	0.05	0.18	(0.13)	(0.06)	—	(0.19)	(0.01)	11.11	1.60	18,967	0.70	1.08	1.52	89
4/1/16 to 3/31/17	11.33	0.07	(0.04)	0.03	(0.20)	—	(0.04)	(0.24)	(0.21)	11.12	0.24	17,620	0.70	0.86	0.66	118

Seix Ultra-Short Bond Fund
Class A
1/1/22 to 6/30/22(6)	$ 9.92	0.04	(0.26)	(0.22)	(0.04)	—	—	(0.04)	(0.26)	$ 9.66	(2.20) %	$ 4,662	0.65%	0.83%	0.88%	44%
1/1/21 to 12/31/21	9.97	0.05	(0.05)	—	(0.05)	—	—	(0.05)	(0.05)	9.92	0.02	5,049	0.65	0.86	0.49	89
1/1/20 to 12/31/20	9.96	0.10	0.01	0.11	(0.10)	—	—	(0.10)	0.01	9.97	1.13	4,189	0.65	0.84	1.03	101
1/1/19 to 12/31/19	9.92	0.21	0.04	0.25	(0.21)	—	—	(0.21)	0.04	9.96	2.58	3,111	0.65	0.83	2.07	97
7/24/18 to 12/31/18(17)	9.97	0.11	(0.06)	0.05	(0.10)	—	—	(0.10)	(0.05)	9.92	0.48	1,698	0.65	0.84	2.46	112 (10)
Class I
1/1/22 to 6/30/22(6)	$ 9.91	0.05	(0.25)	(0.20)	(0.05)	—	—	(0.05)	(0.25)	$ 9.66	(1.98) %	$ 36,336	0.40%	0.61%	1.10%	44%
1/1/21 to 12/31/21	9.96	0.07	(0.04)	0.03	(0.08)	—	—	(0.08)	(0.05)	9.91	0.27	38,963	0.40	0.63	0.73	89
1/1/20 to 12/31/20	9.95	0.13	0.01	0.14	(0.13)	—	—	(0.13)	0.01	9.96	1.39	44,711	0.40	0.62	1.29	101
1/1/19 to 12/31/19	9.91	0.24	0.04	0.28	(0.24)	—	—	(0.24)	0.04	9.95	2.84	48,183	0.40	0.61	2.42	97
1/1/18 to 12/31/18	9.97	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	(0.06)	9.91	1.61	60,041	0.40	0.62	2.21	112
4/1/17 to 12/31/17(7)	9.96	0.11	0.01	0.12	(0.11)	—	—	(0.11)	0.01	9.97	1.21	59,548	0.42 (8)	0.56	1.44	53
4/1/16 to 3/31/17	9.93	0.10	0.04	0.14	(0.11)	—	—	(0.11)	0.03	9.96	1.41	87,344	0.40	0.40	1.05	142

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The Fund changed its fiscal year end to December 31 during the period.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Inception date.
(10)	Portfolio turnover is representative of the Fund for the entire period.
(11)	The share class is currently under its expense limitation.
(12)	Ratio of total expenses excluding interest expense on borrowings for the six months ended June 30, 2022 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6), for the year ended December 31, 2021 were 0.93% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6) and the years ended December 31, 2020 and 2019 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6).
(13)	See Note 4D in Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(14)	Amount is less than $0.005 per share.
(15)	Class R6 (formerly IS) commenced operations on August 1, 2016.
(16)	Amount is less than 0.005%.
(17)	Class A commenced operations on July 24, 2018.
See Notes to Financial Statements

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2022
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which 13 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and is diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Seix Core Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Corporate Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Floating Rate High Income Fund	Attempting to provide a high level of current income.
Seix High Grade Municipal Bond Fund	Seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix High Income Fund	Seeking high current income and, secondarily, total return (comprised of capital appreciation and income).
Seix High Yield Fund	Seeking high income and, secondarily, capital appreciation.
Seix Investment Grade Tax-Exempt Bond Fund	Seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix Short-Term Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Short-Term Municipal Bond Fund	Seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix Total Return Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix U.S. Government Securities Ultra-Short Bond Fund	Seeking to maximize current income consistent with capital preservation.
Seix U.S. Mortgage Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Ultra-Short Bond Fund	Seeking to maximize current income consistent with capital preservation.
There is no guarantee that a Fund will achieve its objective(s).
The Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Ultra-Short Bond Fund offer Class I shares and Class A shares. The Seix Core Bond Fund, Seix High Income Fund, Seix High Yield Fund, Seix Total Return Fund, and Seix U.S. Government Securities Ultra-Short Bond Fund offer Class A shares, Class I shares and Class R6 shares. The Seix Corporate Bond Fund and Seix Floating Rate High Income Fund offer Class A shares, Class C shares, Class I shares and Class R6 shares. The Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund offer Class A shares, Class C shares and Class I shares.
Class A shares of the Seix Core Bond Fund, Seix Corporate Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund are sold with a front-end sales charge of up to 3.75%. Class A shares of the Seix Floating Rate High Income Fund, Seix High Grade Municipal Bond Fund, and Seix Investment Grade Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75%. Class A shares of the Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund, and Seix U.S. Mortgage Fund are sold with a front-end sales charge of up to 2.25%. Class A shares of the Seix U.S. Government Securities Ultra-Short Bond Fund and Seix Ultra-Short Bond Fund are not sold with a front-end sales charge. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 12 months for the Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund and Seix U.S. Mortgage Fund, and 18 months for all other Funds (except the Seix U.S. Government Securities Ultra-Short Bond Fund and Seix Ultra-Short Bond Fund, which are not subject to a CDSC). The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distribution are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income securities, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
I.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
At June 30, 2022, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Seix Core Bond Fund	$ 504	$ 504	$ —
Seix Corporate Bond Fund	625	625	—
Seix High Income Fund	2,216	2,216	—
Seix High Yield Fund	1,966	1,966	—
Seix Total Return Bond Fund	697	697	—
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2022 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Seix Core Bond Fund	Money Market Mutual Fund	$ 517
Seix Corporate Bond Fund	Money Market Mutual Fund	648
Seix High Income Fund	Money Market Mutual Fund	2,365
Seix High Yield Fund	Money Market Mutual Fund	2,092
Seix Total Return Bond Fund	Money Market Mutual Fund	723
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the period ended June 30, 2022, the Seix U.S. Government Securities Ultra-Short Bond Fund and the Seix Ultra-Short Bond Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts”.
B.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value” for OTC swaps and as “variation margin receivable/payable” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for cleared swaps”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the period ended June 30, 2022, the Seix Corporate Bond Fund and Seix Total Return Bond Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Assets and Liabilities at June 30, 2022:

Statement Line Description	Primary Risk	Seix Corporate Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Asset Derivatives
Variation margin receivable on swap contracts[1]	Credit contracts	$109	$484	$ —	$ —
Total		$109	$484	$ —	$ —
Liability Derivatives
Variation margin payable on futures contracts[1]	Interest rate contracts	$ —	$ —	$(165)	$(14)
Total		$ —	$ —	$(165)	$(14)

(1) The variation margin shown in the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures and exchange traded swap contracts. The fair values reported in the Schedules of Investments represent the cumulative unrealized gain (loss) from the date the contract was opened until June 30, 2022.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the period ended June 30, 2022:
Statement Line Description	Primary Risk	Seix Corporate Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Net Realized Gain (Loss) from
Swaps	Credit contracts	$266	$1,758	$ —	$ —
Futures	Interest rate contracts	—	—	2,997	98
Total		$266	$1,758	$2,997	$98

Net Change in Unrealized Appreciation/Depreciation on
Swaps	Credit contracts	$ 94	$ 441	$ —	$ —
Futures	Interest rate contracts	—	—	461	22
Total		$ 94	$ 441	$ 461	$22
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Funds for the period ended June 30, 2022.
	Seix Corporate Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix Ultra-Short Bond Fund
Futures Contracts - Short Positions(1)	$ —	$ —	$455	$22
Credit Default Swap Contracts - Buy Protection(2)	(4,094)	(24,178)	—	—
(1) Average unrealized for the period.
(2) Notional amount.
C.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2022:

At June 30, 2022, the Funds’ derivative assets and liabilities (by type) are as follows:
	Seix Corporate Bond Fund		Seix Total Return Bond Fund		Seix U.S. Government Securities Ultra-Short Bond Fund		Seix Ultra-Short Bond Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$ —	$—	$ —	$—	$—	$ 165	$—	$ 14
Centrally cleared swaps	109	—	484	—	—	—	—	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 109	$—	$ 484	$—	$—	$ 165	$—	$ 14
Derivatives not subject to a MNA or similar agreement	(109)	—	(484)	—	—	(165)	—	(14)
Total assets and liabilities subject to a MNA	$ —	$—	$ —	$—	$—	$ —	$—	$ —

Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

First $500 Million
Seix Core Bond Fund	0.25%
Seix Corporate Bond Fund	0.40
Seix Floating Rate High Income Fund	0.45
Seix High Grade Municipal Bond Fund	0.50

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
First $500 Million
Seix High Income Fund	0.55%
Seix High Yield Fund	0.45
Seix Investment Grade Tax-Exempt Bond Fund	0.50
Seix Short-Term Bond Fund	0.40
Seix Short-Term Municipal Bond Fund	0.35
Seix Total Return Bond Fund	0.25
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20
Seix U.S. Mortgage Fund	0.40
Seix Ultra-Short Bond Fund	0.22
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
        First $500 million = none — no discount from full fee
        Next $500 million = 5% discount from full fee
        Next $4 billion = 10% discount from full fee
        Over $5 billion = 15% discount from full fee
B.	Subadviser
Seix Investment Advisors (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Seix Core Bond Fund	0.64%	N/A %	0.50%	0.36%
Seix Corporate Bond Fund	0.95	1.65	0.70	0.43
Seix Floating Rate High Income Fund	0.94 (1)	1.52	0.62	0.52
Seix High Grade Municipal Bond Fund	0.73	N/A	0.58	N/A
Seix High Income Fund	0.93	N/A	0.68	0.59
Seix High Yield Fund	0.82	N/A	0.64	0.53
Seix Investment Grade Tax-Exempt Bond Fund	0.67	N/A	0.52	N/A
Seix Short-Term Bond Fund	0.80	1.57	0.60	N/A
Seix Short-Term Municipal Bond Fund	0.54	N/A	0.37	N/A
Seix Total Return Bond Fund	0.70	N/A	0.46	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	0.66 (1)	N/A	0.41	0.26
Seix U.S. Mortgage Fund	0.90	1.65	0.70	N/A
Seix Ultra-Short Bond Fund	0.65	N/A	0.40	N/A
(1)	The share class is currently below its expense cap.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the period ending:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
	Expiration
Fund	2022	2023	2024	2025	Total
Seix Core Bond Fund
Class A	$ 9	$ 26	$ 23	$ 11	$ 69
Class I	89	126	120	55	390
Class R6	— (1)	3	2	1	6
Seix Corporate Bond Fund
Class A	4	5	8	5	22
Class C	—	1	1	1	3
Class I	29	68	76	79	252
Class R6	—	—	— (1)	— (1)	— (1)
Seix Floating Rate High Income Fund
Class C	25	39	32	12	108
Class I	1,515	2,005	1,679	1,013	6,212
Class R6	239	264	153	97	753
Seix High Grade Municipal Bond Fund
Class A	8	14	15	7	44
Class I	67	165	168	66	466
Seix High Income Fund
Class A	18	48	41	18	125
Class I	281	446	411	175	1,313
Class R6	31	26	17	9	83
Seix High Yield Fund
Class A	4	14	31	14	63
Class I	199	351	369	182	1,101
Class R6	1	11	18	16	46
Seix Investment Grade Tax-Exempt Bond Fund
Class A	13	25	25	12	75
Class I	343	696	664	322	2,025
Seix Short-Term Bond Fund
Class A	13	34	33	14	94
Class C	4	9	15	5	33
Class I	26	47	38	18	129
Seix Short-Term Municipal Bond Fund
Class A	5	10	10	5	30
Class I	39	82	82	35	238
Seix Total Return Bond Fund
Class A	14	31	21	9	75
Class I	169	314	295	134	912
Class R6	37	105	163	43	348
Seix U.S. Government Securities Ultra-Short Bond Fund
Class A	—	—	—	— (1)	— (1)
Class I	517	748	771	464	2,500
Class R6	17	52	105	75	249
Seix U.S. Mortgage Fund
Class A	24	62	57	20	163
Class C	— (1)	2	2	1	5
Class I	32	49	42	16	139
Seix Ultra-Short Bond Fund
Class A	3	6	10	4	23
Class I	60	94	100	42	296
(1)	Amount is less than $500.
During the period ended June 30, 2022, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Total
Seix Floating Rate High Income Fund	$— (1)	$ — (1)
Seix U.S. Government Securities Ultra-Short Bond Fund	2	2
(1) Amount is less than $500.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2022, it retained net commissions of $2 for Class A shares and CDSC of $—(1) and $4 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares (0.15% for Seix High Grade Municipal Bond Fund and Seix Short-Term Municipal Bond Fund, and 0.20% for Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund), and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended June 30, 2022, the Funds incurred administration fees totaling $2,221 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended June 30, 2022, the Funds incurred transfer agent fees totaling $990 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended June 30, 2022, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2022.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended June 30, 2022, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$ 6,136	$ 19,147
Seix Corporate Bond Fund	29,863	28,453
Seix Floating Rate High Income Fund	1,026,009	758,780
Seix High Grade Municipal Bond Fund	20,202	38,156
Seix High Income Fund	65,242	87,806
Seix High Yield Fund	132,037	213,707
Seix Investment Grade Tax-Exempt Bond Fund	89,614	138,500
Seix Short-Term Bond Fund	1,767	1,551
Seix Short-Term Municipal Bond Fund	790	2,368
Seix Total Return Bond Fund	21,652	57,942
Seix Ultra-Short Bond Fund	17,223	17,859
Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2022, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$ 86,327	$ 97,350
Seix Corporate Bond Fund	15,809	8,449

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
	Purchases	Sales
Seix Short-Term Bond Fund	$ 4,098	$ 3,569
Seix Total Return Bond Fund	279,750	312,224
Seix U.S. Government Securities Ultra-Short Bond Fund	163,422	392,524
Seix U.S. Mortgage Fund	3,698	4,769
Seix Ultra-Short Bond Fund	2,310	2,054
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Seix Core Bond Fund				Seix Corporate Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	50	$ 531	110	$ 1,248	50	$ 436	288	$ 2,777
Reinvestment of distributions	7	69	9	102	24	187	34	320
Shares repurchased and cross class conversions	(118)	(1,244)	(296)	(3,340)	(176)	(1,511)	(372)	(3,550)
Net Increase / (Decrease)	(61)	$ (644)	(177)	$ (1,990)	(102)	$ (888)	(50)	$ (453)
Class C
Shares sold and cross class conversions	—	$ —	—	$ —	4	$ 31	58	$ 560
Reinvestment of distributions	—	—	—	—	2	16	3	31
Shares repurchased and cross class conversions	—	—	—	—	(24)	(198)	(112)	(1,057)
Net Increase / (Decrease)	—	$ —	—	$ —	(18)	$ (151)	(51)	$ (466)
Class I
Shares sold and cross class conversions	808	$ 8,311	1,789	$ 20,226	3,594	$ 31,105	9,986	$ 95,436
Reinvestment of distributions	88	894	146	1,649	231	1,805	351	3,310
Shares repurchased and cross class conversions	(2,868)	(29,760)	(9,646)	(109,083)	(2,723)	(22,852)	(15,069)	(143,332)
Net Increase / (Decrease)	(1,972)	$ (20,555)	(7,711)	$ (87,208)	1,102	$ 10,058	(4,732)	$ (44,586)
Class R6
Shares sold and cross class conversions	19	$ 206	138	$ 1,556	—	$ —	—	$ —
Reinvestment of distributions	3	29	3	33	—	—	—	—
Shares repurchased and cross class conversions	(27)	(294)	(49)	(549)	—	—	—	—
Net Increase / (Decrease)	(5)	$ (59)	92	$ 1,040	—	$ —	—	$ —

VIRTUS ASSET TRUST  NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
	Seix Floating Rate High Income Fund				Seix High Grade Municipal Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	638	$ 5,165	1,698	$ 13,960	33	$ 406	175	$ 2,172
Reinvestment of distributions	77	614	127	1,044	4	49	13	161
Shares repurchased and cross class conversions	(633)	(5,096)	(1,042)	(8,562)	(183)	(2,105)	(251)	(3,095)
Net Increase / (Decrease)	82	$ 683	783	$ 6,442	(146)	$ (1,650)	(63)	$ (762)
Class C
Shares sold and cross class conversions	185	$ 1,496	305	$ 2,506	—	$ —	—	$ —
Reinvestment of distributions	24	192	53	433	—	—	—	—
Shares repurchased and cross class conversions	(398)	(3,211)	(1,320)	(10,839)	—	—	—	—
Net Increase / (Decrease)	(189)	$ (1,523)	(962)	$ (7,900)	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	113,958	$ 928,732	128,443	$ 1,056,101	470	$ 5,266	751	$ 9,281
Reinvestment of distributions	5,138	41,199	7,214	59,343	25	284	95	1,169
Shares repurchased and cross class conversions	(92,603)	(738,823)	(69,063)	(568,102)	(1,911)	(21,853)	(2,590)	(31,959)
Net Increase / (Decrease)	26,493	$ 231,108	66,594	$ 547,342	(1,416)	$ (16,303)	(1,744)	$ (21,509)
Class R6
Shares sold and cross class conversions	13,931	$ 112,983	24,626	$ 202,825	—	$ —	—	$ —
Reinvestment of distributions	267	2,152	591	4,867	—	—	—	—
Shares repurchased and cross class conversions	(10,331)	(83,244)	(11,801)	(97,189)	—	—	—	—
Net Increase / (Decrease)	3,867	$ 31,891	13,416	$ 110,503	—	$ —	—	$ —

	Seix High Income Fund				Seix High Yield Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	96	$ 587	1,167	$ 7,540	81	$ 659	1,450	$ 12,446
Reinvestment of distributions	63	371	132	855	29	228	62	535
Shares repurchased and cross class conversions	(361)	(2,174)	(1,686)	(10,861)	(951)	(7,641)	(717)	(6,144)
Net Increase / (Decrease)	(202)	$ (1,216)	(387)	$ (2,466)	(841)	$ (6,754)	795	$ 6,837
Class I
Shares sold and cross class conversions	2,007	$ 12,047	6,843	$ 44,160	3,821	$ 31,376	23,597	$ 207,717
Reinvestment of distributions	663	3,909	1,433	9,251	868	7,013	1,714	15,066
Shares repurchased and cross class conversions	(6,064)	(36,709)	(12,042)	(77,523)	(19,134)	(155,807)	(17,351)	(151,567)
Net Increase / (Decrease)	(3,394)	$ (20,753)	(3,766)	$ (24,112)	(14,445)	$ (117,418)	7,960	$ 71,216

VIRTUS ASSET TRUST  NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
	Seix High Income Fund				Seix High Yield Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	77	$ 469	417	$ 2,698	3,673	$ 29,771	1,191	$ 10,480
Reinvestment of distributions	12	73	20	129	62	487	45	397
Shares repurchased and cross class conversions	(70)	(404)	(106)	(685)	(737)	(6,058)	(309)	(2,719)
Net Increase / (Decrease)	19	$ 138	331	$ 2,142	2,998	$ 24,200	927	$ 8,158

	Seix Investment Grade Tax-Exempt Bond Fund				Seix Short-Term Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	— (1)	$ 1	20	$ 241	173	$ 1,711	100	$ 1,023
Reinvestment of distributions	4	43	13	159	2	23	5	46
Shares repurchased and cross class conversions	(26)	(283)	(128)	(1,535)	(86)	(847)	(238)	(2,423)
Net Increase / (Decrease)	(22)	$ (239)	(95)	$ (1,135)	89	$ 887	(133)	$ (1,354)
Class C
Shares sold and cross class conversions	—	$ —	—	$ —	68	$ 668	16	$ 162
Reinvestment of distributions	—	—	—	—	— (1)	2	1	6
Shares repurchased and cross class conversions	—	—	—	—	(53)	(519)	(115)	(1,168)
Net Increase / (Decrease)	—	$ —	—	$ —	15	$ 151	(98)	$ (1,000)
Class I
Shares sold and cross class conversions	2,635	$ 28,924	4,924	$ 58,658	52	$ 512	170	$ 1,733
Reinvestment of distributions	95	1,044	355	4,192	3	32	7	67
Shares repurchased and cross class conversions	(6,385)	(70,732)	(8,118)	(96,638)	(20)	(199)	(272)	(2,772)
Net Increase / (Decrease)	(3,655)	$ (40,764)	(2,839)	$ (33,788)	35	$ 345	(95)	$ (972)

	Seix Short-Term Municipal Bond Fund				Seix Total Return Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	5	$ 47	7	$ 73	115	$ 1,238	473	$ 5,509
Reinvestment of distributions	— (1)	2	3	25	15	159	12	137
Shares repurchased and cross class conversions	(3)	(32)	(61)	(615)	(225)	(2,447)	(533)	(6,221)
Net Increase / (Decrease)	2	$ 17	(51)	$ (517)	(95)	$ (1,050)	(48)	$ (575)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
	Seix Short-Term Municipal Bond Fund				Seix Total Return Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	117	$ 1,120	82	$ 834	1,077	$ 11,425	6,704	$ 75,866
Reinvestment of distributions	2	19	20	200	389	3,941	328	3,697
Shares repurchased and cross class conversions	(292)	(2,809)	(608)	(6,151)	(4,286)	(45,231)	(8,279)	(93,441)
Net Increase / (Decrease)	(173)	$ (1,670)	(506)	$ (5,117)	(2,820)	$ (29,865)	(1,247)	$ (13,878)
Class R6
Shares sold and cross class conversions	—	$ —	—	$ —	239	$ 2,549	2,907	$ 32,817
Reinvestment of distributions	—	—	—	—	92	935	133	1,507
Shares repurchased and cross class conversions	—	—	—	—	(3,798)	(40,741)	(5,454)	(61,573)
Net Increase / (Decrease)	—	$ —	—	$ —	(3,467)	$ (37,257)	(2,414)	$ (27,249)

	Seix U.S. Government Securities Ultra-Short Bond Fund				Seix U.S. Mortgage Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	302	$ 2,999	2,551	$ 25,605	— (1)	$ 4	36	$ 413
Reinvestment of distributions	2	20	1	6	8	77	11	127
Shares repurchased and cross class conversions	(365)	(3,626)	(4,317)	(43,270)	(39)	(395)	(267)	(3,025)
Net Increase / (Decrease)	(61)	$ (607)	(1,765)	$ (17,659)	(31)	$ (314)	(220)	$ (2,485)
Class C
Shares sold and cross class conversions	—	$ —	—	$ —	— (1)	$ 5	8	$ 94
Reinvestment of distributions	—	—	—	—	— (1)	2	— (1)	4
Shares repurchased and cross class conversions	—	—	—	—	(5)	(51)	(38)	(439)
Net Increase / (Decrease)	—	$ —	—	$ —	(5)	$ (44)	(30)	$ (341)
Class I
Shares sold and cross class conversions	6,353	$ 63,058	34,295	$ 343,991	4	$ 41	53	$ 607
Reinvestment of distributions	129	1,275	239	2,394	6	55	14	153
Shares repurchased and cross class conversions	(31,815)	(315,311)	(72,159)	(723,408)	(129)	(1,320)	(611)	(6,925)
Net Increase / (Decrease)	(25,333)	$ (250,978)	(37,625)	$ (377,023)	(119)	$ (1,224)	(544)	$ (6,165)

VIRTUS ASSET TRUST  NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
	Seix U.S. Government Securities Ultra-Short Bond Fund				Seix U.S. Mortgage Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	2,405	$ 23,887	18,051	$ 181,257	—	$ —	—	$ —
Reinvestment of distributions	8	83	9	95	—	—	—	—
Shares repurchased and cross class conversions	(6,439)	(64,003)	(11,001)	(110,443)	—	—	—	—
Net Increase / (Decrease)	(4,026)	$ (40,033)	7,059	$ 70,909	—	$ —	—	$ —

	Seix Ultra-Short Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	181	$ 1,775	207	$ 2,058
Reinvestment of distributions	2	20	2	23
Shares repurchased and cross class conversions	(210)	(2,051)	(120)	(1,198)
Net Increase / (Decrease)	(27)	$ (256)	89	$ 883
Class I
Shares sold and cross class conversions	1,159	$ 11,437	2,691	$ 26,826
Reinvestment of distributions	22	218	33	320
Shares repurchased and cross class conversions	(1,349)	(13,176)	(3,282)	(32,635)
Net Increase / (Decrease)	(168)	$ (1,521)	(558)	$ (5,489)
(1)	Amount is less than 500 shares.
Note 7. 10% Shareholders
As of June 30, 2022, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Seix Core Bond Fund	57%	2
Seix Corporate Bond Fund	58	2
Seix Floating Rate High Income Fund	52	3
Seix High Grade Municipal Bond Fund	57	4
Seix High Income Fund	45	1
Seix High Yield Fund	55	3
Seix Investment Grade Tax-Exempt Bond Fund	58	3
Seix Short-Term Bond Fund	32	1
Seix Short-Term Municipal Bond Fund	63	3
Seix Total Return Bond Fund	53	2

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
	% of Shares Outstanding	Number of Accounts*
Seix U.S. Government Securities Ultra-Short Bond Fund	54%	2
Seix U.S. Mortgage Fund	56	2
Seix Ultra-Short Bond Fund	48	2
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2022, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”). $100,000 of the Credit Agreement was reserved for the Seix Floating Rate High Income Fund. On March 15, 2018, the Trust, on behalf of Seix Floating Rate High Income Fund, entered into a separate $150,000 line of credit for that Fund and the original Credit Agreement was reduced to $150,000. On June 14, 2021, the Credit Agreement was increased to $250,000. Each Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each Credit Agreement has a term of 364 days and has been renewed for a period up to March 9, 2023 and March 10, 2023, respectively. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended June 30, 2022,

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Seix Core Bond Fund	$ —(1)	$2,700	1.90%	1
Seix Floating Rate High Income Fund	1	7,800	2.77	2
(1) Amount is less than $500.
At June 30, 2022, Seix Floating Rate High Income Fund had $15,600 of borrowings outstanding.
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$ 78,976	$ 30	$ (4,186)	$ (4,156)
Seix Corporate Bond Fund	68,438	7	(9,174)	(9,167)
Seix Floating Rate High Income Fund	2,626,831	17,567	(198,207)	(180,640)
Seix High Grade Municipal Bond Fund	38,711	137	(1,731)	(1,594)
Seix High Income Fund	177,582	73	(24,201)	(24,128)
Seix High Yield Fund	340,311	84	(48,392)	(48,308)
Seix Investment Grade Tax-Exempt Bond Fund	209,796	577	(8,552)	(7,975)
Seix Short-Term Bond Fund	13,416	— (1)	(458)	(458)
Seix Short-Term Municipal Bond Fund	6,348	8	(131)	(123)
Seix Total Return Bond Fund	284,830	804	(16,868)	(16,064)
Seix U.S. Government Securities Ultra-Short Bond Fund	579,954	1,756	(5,134)	(3,379)
Seix U.S. Mortgage Fund	5,324	2	(248)	(246)
Seix Ultra-Short Bond Fund	41,786	48	(1,064)	(1,016)
(1)	Amount is less than $500.
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended December 31, 2021, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Seix Floating Rate High Income Fund	$148,802	$572,943
Seix High Income Fund	19,126	75,486
Seix High Yield Fund	2,573	42,397
Seix U.S. Government Securities Ultra-Short Bond Fund	4,891	—
Seix Ultra-Short Bond Fund	391	213
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in these financial statements.
Effective July 1, 2022, Seix Investment Advisors LLC (“Seix”) changed its name to Virtus Fixed Income Advisers, LLC (“VFIA”). The investment professionals previously with Seix now operate in the Seix Investment Advisors division of VFIA. The subadvisory agreement for the Funds was amended to reflect such name change.

RESULTS OF SHAREHOLDER MEETING
VIRTUS ASSET TRUST
JUNE 28, 2022 (Unaudited)
At a special meeting of shareholders of Virtus Asset Trust (the “Trust”), held on June 28, 2022, shareholders voted on a proposal to elect seven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected. Following are the results of that vote:
Nominees	Votes For	Votes Withheld
Sarah E. Cogan	4,890,930,087.82	68,738,433.26
Deborah A. DeCotis	4,890,969,646.70	68,698,874.38
F. Ford Drummond	4,884,559,884.81	75,108,636.27
Sidney E. Harris	4,880,015,168.29	79,653,352.79
Connie D. McDaniel	4,890,997,231.22	68,671,289.86
R. Keith Walton	4,881,795,335.92	77,873,185.16
Brian T. Zino	4,342,447,197.67	617,221,323.41
Shareholders of VAT voted to elect each of the individuals listed above as Trustees of VAT.
In addition, at the same special meeting, shareholders of each of Virtus Seix Floating Rate High Income Fund and Virtus Seix Floating Rate High Income Fund voted on a proposal to permit Virtus Fund Advisers, LLC, to hire, terminate and replace subadvisers for the Funds or to modify subadvisory agreements for the Funds without shareholder approval, and to permit the Funds to disclose advisory and subadvisory fee information in an aggregated manner. Following are the results of that vote:
Fund	Votes For	Votes Against	Abstain
Virtus Seix Floating Rate High Income Fund	1,281,318,126.25 or 70.678% of Shares Voted	7,622,722.63 or 0.421% of Shares Voted	5,136,034.73 or 0.283% of Shares Voted
Virtus Seix Investment Grade Tax-Exempt Bond Fund	103,771,887.71 or 76.739% of Shares Voted	2,134,191.91 or 1.579% of Shares Voted	242,786.97 or 0.179% of Shares Voted
Shareholders of Virtus Seix Floating Rate High Income Fund and Virtus Seix Investment Grade Tax-Exempt Bond Fund voted to approve the above proposal.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 23-25, 2022, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2021 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

Virtus Seix Core Bond Fund,
Virtus Seix Corporate Bond Fund,
Virtus Seix Floating Rate High Income Fund,
Virtus Seix High Grade Municipal Bond Fund,
Virtus Seix High Income Fund,
Virtus Seix High Yield Fund,
Virtus Seix Investment Grade Tax-Exempt Bond Fund,
Virtus Seix Short-Term Bond Fund,
Virtus Seix Short-Term Municipal Bond Fund,
Virtus Seix Total Return Bond Fund,
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund,
Virtus Seix U.S. Mortgage Fund,
Virtus Seix Ultra-Short Bond Fund (each, a “Fund”),
each a series of Virtus Asset Trust
Supplement dated July 1, 2022, to the Summary and Statutory Prospectuses and the Statement of
Additional Information (“SAI”) for the Fund listed above, each dated April 28, 2022, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective July 1, 2022, each of Newfleet Asset Management, LLC (“Newfleet”) and Stone Harbor Investment Partners, LLC (“Stone Harbor”) has merged with and into Seix Investment Advisors LLC (“Seix”), and the surviving entity has been renamed Virtus Fixed Income Advisers, LLC (“VFIA”). The portfolio management teams of Newfleet, Stone Harbor and Seix continue to operate independently of one another as separate divisions of VFIA. Prior to the merger, each of Newfleet, Stone Harbor and Seix was a wholly owned, indirect subsidiary of Virtus Investment Partners, Inc. (“Virtus”), and since the merger VFIA remains a wholly owned indirect subsidiary of Virtus.
The merger did not constitute a change in control of Seix that would result in the termination of the subadvisory agreement pertaining to the Funds. Therefore, the subadvisory agreement pertaining to the Funds is still in place with VFIA under its new name effective July 1, 2022.
All references in the Funds’ Prospectuses and SAI to Seix as subadviser to the Funds are hereby changed to refer to “Virtus Fixed Income Advisers, LLC, an affiliate of VIA, operating through its division Seix Investment Advisors.”
All references in the Funds’ Prospectuses to Seix as an employer of the Funds’ portfolio managers for the period beginning on July 1, 2022, are hereby changed to refer to “Seix Investment Advisors, a division of Virtus Fixed Income Advisers, LLC.” (References to Seix for periods of time prior to July 1, 2022, are unchanged.)
The following disclosure regarding VFIA replaces the disclosure regarding Seix in the section “The Subadvisers” beginning on page 115 of the Funds’ Statutory Prospectus and replaces the first paragraph of the disclosure regarding Seix in the section “Subadvisers and Subadvisory Agreements” beginning on page 103 of the SAI:
“Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its divisions, Newfleet Asset Management (’Newfleet’) and Seix Investment Advisors (’Seix’) in subadvising funds described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.
The Seix division of VFIA is a fundamental, credit driven fixed income boutique specializing in investment grade and high yield bond and leveraged loan management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 20 years. The entity that is now VFIA, and the former portfolio management team of which now operates as the Seix division of VFIA, was established in 2008. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently owned until 2004 when the firm joined the entity now known as Virtus Fund Advisers, LLC, as the institutional fixed income management division. As of May 31, 2022, the Seix division of VFIA had approximately $15.9 billion in assets under management.”
VAT 8622/VFIA Announcement (7/2022)

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VIRTUS ASSET TRUST 101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8624	08-22

SEMIANNUAL REPORT
VIRTUS ASSET TRUST

June 30, 2022
Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Mid-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund
Virtus SGA International Growth Fund*
Virtus Silvant Large-Cap Growth Stock Fund
Virtus Silvant Small-Cap Growth Stock Fund
Virtus Zevenbergen Innovative Growth Stock Fund
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is  not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied  by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent  information.

MESSAGE TO SHAREHOLDERS
To Virtus Asset Trust Shareholder:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended June 30, 2022.
During the first half of the year, market volatility increased as investors contended with higher inflation, rising interest rates, and efforts by the Federal Reserve (Fed) to tighten monetary policy. Russia’s invasion of Ukraine in late February led to higher energy and food costs, adding to the uncertainty.
Domestic equity indexes struggled during the six months ended June 30, 2022. U.S. large-capitalization stocks were down 19.96%, as measured by the S&P 500® Index, and small-cap stocks lost 23.43%, as measured by the Russell 2000® Index. Losses were felt more broadly in international equities, with developed markets, as measured by the MSCI EAFE® Index (net), declining 19.57%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were down 17.63%.
In fixed income markets, the yield on the 10-year Treasury rose to 2.98% on June 30, 2022, from 1.52% on December 31, 2021, as the Fed began to raise interest rates in March to tackle inflation. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 10.35% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, lost 14.19%.
When markets are volatile, it is best to focus on your long-term goals rather than the headlines. Your financial advisor can help. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Asset Trust
August 2022
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.
1

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2022 TO June 30, 2022
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of  a Virtus Asset Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Ceredex Large-Cap Value Equity Fund
	Class A	$ 1,000.00	$ 804.50	1.24%	$ 5.55
	Class C	1,000.00	803.20	1.72	7.69
	Class I	1,000.00	806.00	0.97	4.34
	Class R6	1,000.00	807.00	0.72	3.23
Ceredex Mid-Cap Value Equity Fund
	Class A	1,000.00	804.50	1.29	5.77
	Class C	1,000.00	802.10	1.79	8.00
	Class I	1,000.00	806.20	1.00	4.48
	Class R6	1,000.00	806.50	0.79	3.54
Ceredex Small-Cap Value Equity Fund
	Class A	1,000.00	814.10	1.46	6.57
	Class C	1,000.00	813.10	1.81	8.14
	Class I	1,000.00	815.20	1.15	5.18
	Class R6	1,000.00	817.10	0.88	3.96
SGA International Growth Fund
	Class A	1,000.00	777.30	1.32	5.82
	Class I	1,000.00	779.00	1.07	4.72
	Class R6	1,000.00	779.50	0.95	4.19
Silvant Large-Cap Growth Stock Fund
	Class A	1,000.00	713.60	1.23	5.23
	Class I	1,000.00	715.00	0.97	4.12
	Class R6	1,000.00	715.50	0.90	3.83
Silvant Small-Cap Growth Stock Fund
	Class A	1,000.00	687.10	1.27	5.31
	Class I	1,000.00	686.90	1.15	4.81
Zevenbergen Innovative Growth Stock Fund
	Class A	1,000.00	466.60	1.26	4.58
	Class I	1,000.00	467.30	1.01	3.67
	Class R6	1,000.00	467.60	0.91	3.31

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
2

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2022 TO June 30, 2022
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Ceredex Large-Cap Value Equity Fund
	Class A	$ 1,000.00	$ 1,018.65	1.24%	$ 6.21
	Class C	1,000.00	1,016.27	1.72	8.60
	Class I	1,000.00	1,019.98	0.97	4.86
	Class R6	1,000.00	1,021.22	0.72	3.61
Ceredex Mid-Cap Value Equity Fund
	Class A	1,000.00	1,018.40	1.29	6.46
	Class C	1,000.00	1,015.92	1.79	8.95
	Class I	1,000.00	1,019.84	1.00	5.01
	Class R6	1,000.00	1,020.88	0.79	3.96
Ceredex Small-Cap Value Equity Fund
	Class A	1,000.00	1,017.55	1.46	7.30
	Class C	1,000.00	1,015.82	1.81	9.05
	Class I	1,000.00	1,019.09	1.15	5.76
	Class R6	1,000.00	1,020.43	0.88	4.41
SGA International Growth Fund
	Class A	1,000.00	1,018.25	1.32	6.61
	Class I	1,000.00	1,019.49	1.07	5.36
	Class R6	1,000.00	1,020.08	0.95	4.76
Silvant Large-Cap Growth Stock Fund
	Class A	1,000.00	1,018.70	1.23	6.16
	Class I	1,000.00	1,019.98	0.97	4.86
	Class R6	1,000.00	1,020.33	0.90	4.51
Silvant Small-Cap Growth Stock Fund
	Class A	1,000.00	1,018.50	1.27	6.36
	Class I	1,000.00	1,019.09	1.15	5.76
Zevenbergen Innovative Growth Stock Fund
	Class A	1,000.00	1,018.55	1.26	6.31
	Class I	1,000.00	1,019.79	1.01	5.06
	Class R6	1,000.00	1,020.28	0.91	4.56

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
3

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2022
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
4

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2022
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2022.
Ceredex Large-Cap Value Equity Fund
Health Care	17%
Industrials	17
Materials	15
Financials	13
Information Technology	10
Real Estate	9
Consumer Discretionary	7
Other (includes short-term investment)	12
Total	100%
Ceredex Mid-Cap Value Equity Fund
Health Care	18%
Industrials	16
Financials	14
Real Estate	13
Materials	10
Information Technology	10
Utilities	10
Other (includes short-term investments)	9
Total	100%

Ceredex Small-Cap Value Equity Fund
Industrials	28%
Financials	24
Information Technology	11
Consumer Discretionary	10
Materials	6
Real Estate	5
Energy	4
Other (includes short-term investment)	12
Total	100%
SGA International Growth Fund
Health Care	22%
Consumer Staples	21
Financials	16
Information Technology	16
Consumer Discretionary	11
Materials	6
Industrials	3
Other (includes short-term investment and securities lending collateral)	5
Total	100%

Silvant Large-Cap Growth Stock Fund
Information Technology	47%
Health Care	14
Consumer Discretionary	13
Communication Services	13
Consumer Staples	4
Financials	4
Industrials	3
Other (includes short-term investment and securities lending collateral)	2
Total	100%
Silvant Small-Cap Growth Stock Fund
Information Technology	23%
Health Care	23
Industrials	18
Consumer Discretionary	13
Financials	8
Materials	4
Consumer Staples	3
Other (includes short-term investment and securities lending collateral)	8
Total	100%

Zevenbergen Innovative Growth Stock Fund
Information Technology	48%
Consumer Discretionary	31
Health Care	9
Industrials	6
Financials	3
Real Estate	2
Communication Services	1
Total	100%
5

CEREDEX LARGE-CAP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.6%
Communication Services—3.4%
Verizon Communications, Inc.	573,285	$ 29,094
Consumer Discretionary—6.6%
Advance Auto Parts, Inc.	114,875	19,884
BorgWarner, Inc.	419,291	13,992
Ralph Lauren Corp.	109,152	9,785
Toll Brothers, Inc.	272,974	12,175
		55,836

Consumer Staples—4.1%
Coca-Cola Europacific Partners plc	226,598	11,695
Colgate-Palmolive Co.	287,206	23,016
		34,711

Energy—1.2%
Baker Hughes Co.	368,017	10,625
Financials—13.1%
Bank of America Corp.	641,551	19,972
Capital One Financial Corp.	113,035	11,777
Hartford Financial Services Group, Inc. (The)	178,895	11,705
JPMorgan Chase & Co.	186,372	20,987
Progressive Corp. (The)	88,673	10,310
Synchrony Financial	390,000	10,772
Willis Towers Watson plc	130,524	25,764
		111,287

Health Care—16.9%
Agilent Technologies, Inc.	247,567	29,403
Baxter International, Inc.	426,028	27,364
Humana, Inc.	73,242	34,282
Teleflex, Inc.	103,997	25,568
Zimmer Biomet Holdings, Inc.	256,985	26,999
		143,616

Industrials—16.8%
Dover Corp.	147,076	17,843
Fortive Corp.	382,954	20,825
General Electric Co.	214,343	13,647
	Shares	Value
Industrials—continued
Honeywell International, Inc.	136,275	$ 23,686
IDEX Corp.	117,189	21,285
Parker-Hannifin Corp.	68,761	16,919
Rockwell Automation, Inc.	43,604	8,691
Stanley Black & Decker, Inc.	193,746	20,316
		143,212

Information Technology—10.2%
Global Payments, Inc.	239,485	26,497
KLA Corp.	39,660	12,655
Motorola Solutions, Inc.	136,534	28,617
NXP Semiconductors N.V.	126,875	18,781
		86,550

Materials—15.3%
Avery Dennison Corp.	155,133	25,112
Eastman Chemical Co.	233,968	21,003
Ecolab, Inc.	146,318	22,498
International Flavors & Fragrances, Inc.	106,592	12,697
PPG Industries, Inc.	258,078	29,509
Vulcan Materials Co.	138,122	19,627
		130,446

Real Estate—8.5%
American Homes 4 Rent Class A	580,866	20,586
Crown Castle International Corp.	184,320	31,036
Extra Space Storage, Inc.	121,924	20,741
		72,363

Utilities—1.5%
CenterPoint Energy, Inc.	432,370	12,790
Total Common Stocks (Identified Cost $895,484)		830,530
Total Long-Term Investments—97.6% (Identified Cost $895,484)		830,530

	Shares	Value
Short-Term Investment—2.1%
Money Market Mutual Fund—2.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(1)	18,099,218	$ 18,099
Total Short-Term Investment (Identified Cost $18,099)		18,099
TOTAL INVESTMENTS—99.7% (Identified Cost $913,583)		$848,629
Other assets and liabilities, net—0.3%		2,241
NET ASSETS—100.0%		$850,870

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Ireland	3
Netherlands	2
United Kingdom	2
Total	100%
† % of total investments as of June 30, 2022.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$830,530	$830,530
Money Market Mutual Fund	18,099	18,099
Total Investments	$848,629	$848,629
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements
6

CEREDEX MID-CAP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Consumer Discretionary—5.8%
Advance Auto Parts, Inc.	245,000	$ 42,407
Gentex Corp.	2,300,000	64,331
Lennar Corp. Class A	142,600	10,063
Target Corp.	285,000	40,251
		157,052

Financials—13.7%
First Citizens BancShares, Inc. Class A	145,000	94,798
Hartford Financial Services Group, Inc. (The)	1,135,000	74,263
Progressive Corp. (The)	550,000	63,948
Signature Bank	350,000	62,724
Willis Towers Watson plc	365,000	72,047
		367,780

Health Care—18.5%
Azenta, Inc.	1,405,000	101,301
Baxter International, Inc.	740,250	47,546
Cooper Cos., Inc. (The)	290,000	90,805
Humana, Inc.	135,000	63,189
Teleflex, Inc.	390,000	95,882
Zimmer Biomet Holdings, Inc.	955,000	100,332
		499,055

Industrials—16.3%
Fortive Corp.	1,300,000	70,694
General Dynamics Corp.	150,000	33,188
Herc Holdings, Inc.	500,000	45,075
Howmet Aerospace, Inc.	1,625,000	51,106
Hubbell, Inc.	200,000	35,716
ITT, Inc.	735,000	49,421
Quanta Services, Inc.	460,000	57,657
Rockwell Automation, Inc.	200,000	39,862
Zurn Water Solutions Corp.	2,050,000	55,842
		438,561

	Shares	Value
Information Technology—10.1%
Global Payments, Inc.	800,000	$ 88,512
Marvell Technology, Inc.	700,000	30,471
Motorola Solutions, Inc.	520,000	108,992
Roper Technologies, Inc.	115,000	45,385
		273,360

Materials—10.5%
Ecolab, Inc.	525,000	80,724
Martin Marietta Materials, Inc.	340,000	101,742
PPG Industries, Inc.	875,000	100,047
		282,513

Real Estate—12.9%
American Homes 4 Rent Class A	2,600,000	92,144
Americold Realty Trust, Inc.	1,650,000	49,566
Extra Space Storage, Inc.	270,000	45,932
Healthcare Realty Trust, Inc.	1,400,000	38,080
Healthcare Trust of America, Inc. Class A	2,100,000	58,611
SBA Communications, Corp. Class A	200,000	64,010
		348,343

Utilities—9.7%
Ameren Corp.	450,000	40,662
CenterPoint Energy, Inc.	2,100,000	62,118
Entergy Corp.	525,000	59,136
Exelon Corp.	1,300,000	58,916
Xcel Energy, Inc.	565,000	39,979
		260,811
Total Common Stocks (Identified Cost $2,786,787)		2,627,475
Total Long-Term Investments—97.5% (Identified Cost $2,786,787)		2,627,475

	Shares	Value
Short-Term Investments—3.3%
Money Market Mutual Funds(1)—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)	21,917	$ 22
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)	89,760,770	89,761
Total Short-Term Investments (Identified Cost $89,783)		89,783
TOTAL INVESTMENTS—100.8% (Identified Cost $2,876,570)		$2,717,258
Other assets and liabilities, net—(0.8)%		(22,307)
NET ASSETS—100.0%		$2,694,951

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,627,475	$2,627,475
Money Market Mutual Funds	89,783	89,783
Total Investments	$2,717,258	$2,717,258
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements
7

CEREDEX SMALL-CAP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.5%
Communication Services—1.5%
Manchester United plc Class A	174,157	$ 1,937
Scholastic Corp.	57,870	2,081
		4,018

Consumer Discretionary—9.6%
Academy Sports & Outdoors, Inc.	136,596	4,855
Autoliv, Inc.	43,938	3,145
Carter’s, Inc.	52,147	3,675
Choice Hotels International, Inc.	23,015	2,569
Foot Locker, Inc.	106,620	2,692
InterContinental Hotels Group plc ADR	52,307	2,827
Signet Jewelers Ltd.	51,725	2,765
Steven Madden Ltd.	59,995	1,933
Tempur Sealy International, Inc.	85,910	1,836
		26,297

Consumer Staples—3.9%
Andersons, Inc. (The)	77,713	2,564
Edgewell Personal Care Co.	80,352	2,774
Energizer Holdings, Inc.	132,323	3,751
PriceSmart, Inc.	23,494	1,683
		10,772

Energy—4.4%
ChampionX Corp.	151,042	2,998
Ovintiv, Inc.	150,837	6,665
World Fuel Services Corp.	116,312	2,380
		12,043

Financials—24.1%
American Financial Group, Inc.	20,068	2,786
Ameris Bancorp	66,012	2,652
AMERISAFE, Inc.	22,961	1,194
Bank of Hawaii Corp.	44,029	3,276
Cathay General Bancorp	88,675	3,472
Comerica, Inc.	39,753	2,917
Cullen/Frost Bankers, Inc.	23,817	2,773
Evercore, Inc. Class A	13,251	1,240
First Citizens BancShares, Inc. Class A	10,042	6,565
First Hawaiian, Inc.	148,187	3,365
First Interstate BancSystem, Inc. Class A	128,647	4,903
FNB Corp.	262,431	2,850
Horace Mann Educators Corp.	79,532	3,052
Jefferies Financial Group, Inc.	47,631	1,316
Kemper Corp.	60,129	2,880
Reinsurance Group of America, Inc.	25,207	2,957
Seacoast Banking Corp. of Florida	93,256	3,081
	Shares	Value
Financials—continued
SEI Investments Co.	109,496	$ 5,915
SLM Corp.	389,312	6,206
Voya Financial, Inc.	45,432	2,705
		66,105

Health Care—3.5%
Bruker Corp.	37,402	2,348
LeMaitre Vascular, Inc.	22,617	1,030
Patterson Cos., Inc.	200,397	6,072
		9,450

Industrials—27.8%
A.O. Smith Corp.	66,853	3,656
AAON, Inc.	58,683	3,213
AGCO Corp.	63,765	6,294
Armstrong World Industries, Inc.	71,436	5,355
EMCOR Group, Inc.	70,496	7,258
EnerSys	31,512	1,858
Federal Signal Corp.	56,790	2,022
Helios Technologies, Inc.	37,561	2,488
Herc Holdings, Inc.	27,000	2,434
Interface, Inc.	225,069	2,822
KBR, Inc.	44,260	2,142
Lennox International, Inc.	39,654	8,192
Matthews International Corp. Class A	49,716	1,425
MillerKnoll, Inc.	95,430	2,507
Owens Corning	52,307	3,887
Science Applications International Corp.	31,384	2,922
SKF AB Sponsored ADR	308,362	4,527
Stantec, Inc.	131,217	5,746
Toro Co. (The)	57,289	4,342
Watts Water Technologies, Inc. Class A	23,414	2,876
		75,966

Information Technology—10.8%
Dolby Laboratories, Inc. Class A	84,126	6,020
Littelfuse, Inc.	17,743	4,507
MKS Instruments, Inc.	44,295	4,546
National Instruments Corp.	103,573	3,235
Power Integrations, Inc.	106,101	7,959
Progress Software Corp.	69,942	3,168
		29,435

Materials—5.5%
AptarGroup, Inc.	28,109	2,901
Ashland Global Holdings, Inc.	28,441	2,931
Avient Corp.	61,672	2,472
Minerals Technologies, Inc.	66,029	4,050
RPM International, Inc.	35,718	2,812
		15,166

Real Estate—5.3%
Colliers International Group, Inc.	52,705	5,782
	Shares	Value
Real Estate—continued
FirstService Corp.	24,310	$ 2,946
Newmark Group, Inc. Class A	313,343	3,030
Physicians Realty Trust	163,978	2,862
		14,620

Utilities—3.1%
Algonquin Power & Utilities Corp.	209,527	2,814
Atlantica Sustainable Infrastructure plc	93,953	3,031
Vistra Corp.	118,164	2,700
		8,545
Total Common Stocks (Identified Cost $265,899)		272,417
Total Long-Term Investments—99.5% (Identified Cost $265,899)		272,417
Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(1)	1,567,494	1,567
Total Short-Term Investment (Identified Cost $1,567)		1,567

TOTAL INVESTMENTS—100.1% (Identified Cost $267,466)		$273,984
Other assets and liabilities, net—(0.1)%		(183)
NET ASSETS—100.0%		$273,801

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	88%
Canada	6
United Kingdom	2
Sweden	2
Bermuda	1
Cayman Islands	1
Total	100%
† % of total investments as of June 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
8

CEREDEX SMALL-CAP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$272,417	$272,417
Money Market Mutual Fund	1,567	1,567
Total Investments	$273,984	$273,984
There were no securities valued  using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements
9

SGA INTERNATIONAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—2.1%
Germany—2.1%
Sartorius AG, 0.340%	2,203	$ 770
Total Preferred Stock (Identified Cost $946)		770
Common Stocks—95.1%
Brazil—5.0%
MercadoLibre, Inc.(1)	1,632	1,039
XP, Inc. Class A(1)	45,794	823
		1,862

China—9.2%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,451,412	1,687
Yum China Holdings, Inc.	34,795	1,697
		3,384

Denmark—4.0%
Novo Nordisk A.S. Sponsored ADR	13,317	1,484
France—6.6%
Dassault Systemes SE	29,745	1,095
L’Oreal S.A.	3,925	1,354
		2,449

Germany—5.3%
adidas AG	7,185	1,271
SAP SE Sponsored ADR	7,717	700
		1,971

Hong Kong—5.2%
AIA Group Ltd.	175,188	1,899
India—7.3%
HDFC Bank Ltd. ADR	30,296	1,665
Infosys Ltd. Sponsored ADR	56,293	1,042
		2,707

Ireland—3.6%
ICON plc ADR(1)	6,046	1,310
Japan—4.9%
Recruit Holdings Co., Ltd.	37,562	1,106
Sysmex Corp.	11,673	703
		1,809

	Shares	Value
Mexico—5.9%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	15,421	$ 1,041
Wal-Mart de Mexico SAB de C.V.	330,488	1,137
		2,178

Netherlands—6.7%
Adyen NV(1)	870	1,265
Heineken N.V.	13,169	1,201
		2,466

Switzerland—12.5%
Alcon, Inc.(2)	18,789	1,313
Nestle S.A. Registered Shares	9,909	1,157
Sika AG Registered Shares	3,147	725
Temenos AG Registered Shares	16,702	1,428
		4,623

Thailand—2.5%
CP ALL PCL	537,436	912
United Kingdom—11.9%
Aon plc Class A	6,703	1,808
Diageo plc	29,576	1,271
Linde plc	4,601	1,323
		4,402

United States—4.5%
STERIS plc	7,975	1,644
Total Common Stocks (Identified Cost $32,958)		35,100
Total Long-Term Investments—97.2% (Identified Cost $33,904)		35,870
Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(3)	971,425	971
Total Short-Term Investment (Identified Cost $971)		971

	Shares	Value
Securities Lending Collateral—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)(4)	755,878	$ 756
Total Securities Lending Collateral—2.1% (Identified Cost $756)		756
TOTAL INVESTMENTS—101.9% (Identified Cost $35,631)		$37,597
Other assets and liabilities, net—(1.9)%		(693)
NET ASSETS—100.0%		$36,904

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
Switzerland	12%
United Kingdom	12
China	9
United States	9
Germany	7
India	7
Netherlands	7
Other	37
Total	100%
† % of total investments as of June 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
10

SGA INTERNATIONAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$35,100	$35,100
Preferred Stock	770	770
Securities Lending Collateral	756	756
Money Market Mutual Fund	971	971
Total Investments	$37,597	$37,597
There were no securities valued  using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements
11

SILVANT LARGE-CAP GROWTH STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.6%
Communication Services—12.5%
Alphabet, Inc. Class A(1)	1,984	$ 4,324
Alphabet, Inc. Class C(1)	2,050	4,484
Meta Platforms, Inc. Class A(1)	15,808	2,549
Snap, Inc. Class A(1)	8,667	114
Walt Disney Co. (The)(1)	3,726	352
		11,823

Consumer Discretionary—13.5%
Amazon.com, Inc.(1)	57,840	6,143
Booking Holdings, Inc.(1)	514	899
Chipotle Mexican Grill, Inc. Class A(1)	607	793
DraftKings, Inc. Class A(1)	26,297	307
Las Vegas Sands Corp.(1)	18,672	627
O’Reilly Automotive, Inc.(1)	3,390	2,142
Royal Caribbean Cruises Ltd.(1)	11,537	403
TJX Cos., Inc. (The)	25,643	1,432
		12,746

Consumer Staples—4.4%
Colgate-Palmolive Co.	6,330	507
Costco Wholesale Corp.	4,368	2,094
Estee Lauder Cos., Inc. (The) Class A	6,184	1,575
		4,176

Financials—3.7%
American Express Co.	7,079	981
Coinbase Global, Inc. Class A(1)(2)	1,942	91
S&P Global, Inc.	4,185	1,411
Silvergate Capital Corp. Class A(1)	3,545	190
Wells Fargo & Co.	21,115	827
		3,500

Health Care—13.8%
Bristol-Myers Squibb Co.	15,330	1,180
Dexcom, Inc.(1)	11,452	854
Edwards Lifesciences Corp.(1)	15,824	1,505
Eli Lilly & Co.	9,487	3,076
Exact Sciences Corp.(1)	7,795	307
Insulet Corp.(1)	1,737	379
Intuitive Surgical, Inc.(1)	4,247	852
Mettler-Toledo International, Inc.(1)	1,031	1,184
	Shares	Value
Health Care—continued
Natera, Inc.(1)	7,251	$ 257
Thermo Fisher Scientific, Inc.	1,501	815
UnitedHealth Group, Inc.	5,270	2,707
		13,116

Industrials—3.3%
Boeing Co. (The)(1)	8,447	1,155
Deere & Co.	2,166	648
Emerson Electric Co.	6,911	550
Fair Isaac Corp.(1)	1,167	468
Honeywell International, Inc.	2,014	350
		3,171

Information Technology—47.5%
Apple, Inc.	95,177	13,013
Applied Materials, Inc.	15,093	1,373
Autodesk, Inc.(1)	6,076	1,045
Avalara, Inc.(1)	5,129	362
DocuSign, Inc.(1)	2,490	143
Five9, Inc.(1)	3,974	362
Mastercard, Inc. Class A	7,106	2,242
Microsoft Corp.	48,967	12,576
NVIDIA Corp.	24,921	3,778
Paycom Software, Inc.(1)	2,008	562
QUALCOMM, Inc.	16,407	2,096
Roper Technologies, Inc.	1,248	493
Salesforce, Inc.(1)	6,709	1,107
SentinelOne, Inc. Class A(1)(2)	15,136	353
Twilio, Inc. Class A(1)	3,354	281
Universal Display Corp.	3,386	342
Visa, Inc. Class A	20,317	4,000
Workday, Inc. Class A(1)	5,979	835
		44,963

Materials—0.9%
Air Products & Chemicals, Inc.	1,923	462
Vulcan Materials Co.	2,917	415
		877
Total Common Stocks (Identified Cost $41,650)		94,372
Total Long-Term Investments—99.6% (Identified Cost $41,650)		94,372

	Shares	Value
Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(3)	340,311	$ 340
Total Short-Term Investment (Identified Cost $340)		340
Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)(4)	471,111	471
Total Securities Lending Collateral (Identified Cost $471)		471
TOTAL INVESTMENTS—100.5% (Identified Cost $42,461)		$95,183
Other assets and liabilities, net—(0.5)%		(438)
NET ASSETS—100.0%		$94,745

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
12

SILVANT LARGE-CAP GROWTH STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$94,372	$94,372
Securities Lending Collateral	471	471
Money Market Mutual Fund	340	340
Total Investments	$95,183	$95,183
There were no securities valued  using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements
13

SILVANT SMALL-CAP GROWTH STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.0%
Communication Services—1.4%
Magnite, Inc.(1)	5,652	$ 50
WideOpenWest, Inc.(1)	11,283	206
		256

Consumer Discretionary—13.2%
Churchill Downs, Inc.	1,950	373
Crocs, Inc.(1)	1,530	74
Dine Brands Global, Inc.	3,794	247
Five Below, Inc.(1)	1,274	145
Lithia Motors, Inc.	1,121	308
Monarch Casino & Resort, Inc.(1)	3,029	178
Papa John’s International, Inc.	1,898	159
Planet Fitness, Inc. Class A(1)	3,152	214
RH (1)	621	132
Texas Roadhouse, Inc. Class A	4,948	362
Wingstop, Inc.	3,510	262
		2,454

Consumer Staples—3.0%
Performance Food Group Co.(1)	4,484	206
WD-40 Co.	1,747	352
		558

Energy—2.8%
Antero Resources Corp.(1)	4,346	133
Magnolia Oil & Gas Corp. Class A	6,063	127
Matador Resources Co.	2,671	125
Ovintiv, Inc.	3,281	145
		530

Financials—7.8%
Ares Management Corp. Class A	5,022	286
BANK OZK	2,499	94
Customers Bancorp, Inc.(1)	6,031	204
Eastern Bankshares, Inc.	4,076	75
First Financial Bankshares, Inc.	4,979	195
Goosehead Insurance, Inc. Class A	1,904	87
Hanover Insurance Group, Inc. (The)	691	101
National Bank Holdings Corp. Class A	1,922	74
RLI Corp.	2,856	333
		1,449

Health Care—22.7%
Akero Therapeutics, Inc.(1)	4,212	40
Amicus Therapeutics, Inc.(1)	15,191	163
Arrowhead Pharmaceuticals, Inc.(1)	2,807	99
Chemed Corp.	1,493	701
Fate Therapeutics, Inc.(1)	3,975	98
Insmed, Inc.(1)	7,341	145
	Shares	Value
Health Care—continued
Inspire Medical Systems, Inc.(1)	2,310	$ 422
LHC Group, Inc.(1)	2,100	327
Madrigal Pharmaceuticals, Inc.(1)	1,213	87
Natera, Inc.(1)	4,929	175
Nkarta, Inc.(1)(2)	3,423	42
Novocure Ltd.(1)	3,560	247
Outset Medical, Inc.(1)	3,597	53
Penumbra, Inc.(1)	1,072	133
Phreesia, Inc.(1)	9,613	240
Sarepta Therapeutics, Inc.(1)	4,028	302
Shockwave Medical, Inc.(1)	1,437	275
Tandem Diabetes Care, Inc.(1)	6,011	356
U.S. Physical Therapy, Inc.	1,190	130
Ultragenyx Pharmaceutical, Inc.(1)	3,362	201
		4,236

Industrials—17.8%
Applied Industrial Technologies, Inc.	1,467	141
Casella Waste Systems, Inc. Class A(1)	9,413	684
Chart Industries, Inc.(1)	2,410	403
Helios Technologies, Inc.	725	48
Herc Holdings, Inc.	3,646	329
MSA Safety, Inc.	2,224	269
Regal Rexnord Corp.	1,835	208
Saia, Inc.(1)	2,295	431
Simpson Manufacturing Co., Inc.	4,264	429
Timken Co. (The)	3,421	182
Vicor Corp.(1)	1,407	77
Zurn Water Solutions Corp.	4,537	124
		3,325

Information Technology—23.6%
Alpha & Omega Semiconductor Ltd.(1)	1,304	44
Bill.com Holdings, Inc.(1)	1,245	137
CyberArk Software Ltd.(1)	416	53
DigitalOcean Holdings, Inc.(1)(2)	2,208	91
Five9, Inc.(1)	7,373	672
FormFactor, Inc.(1)	11,597	449
Gitlab, Inc. Class A (1)(2)	926	49
II-VI, Inc.(1)	2,228	114
KnowBe4, Inc. Class A(1)	9,510	149
Kulicke & Soffa Industries, Inc.	2,497	107
Lattice Semiconductor Corp.(1)	5,873	285
Onto Innovation, Inc.(1)	2,487	173
Power Integrations, Inc.	2,764	207
Q2 Holdings, Inc.(1)	4,740	183
SPS Commerce, Inc.(1)	1,895	214
Teledyne Technologies, Inc.(1)	2,525	947
Tenable Holdings, Inc.(1)	7,164	325
Varonis Systems, Inc.(1)	7,154	210
		4,409

	Shares	Value
Materials—4.2%
Balchem Corp.	5,216	$ 677
Quaker Chemical Corp.	635	95
Ranpak Holdings Corp.(1)	2,272	16
		788

Real Estate—0.5%
Gladstone Land Corp.	4,023	89
Total Common Stocks (Identified Cost $14,436)		18,094
Total Long-Term Investments—97.0% (Identified Cost $14,436)		18,094
Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 1.315%)(3)	541,617	542
Total Short-Term Investment (Identified Cost $542)		542
Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)(4)	186,853	187
Total Securities Lending Collateral (Identified Cost $187)		187
TOTAL INVESTMENTS—100.9% (Identified Cost $15,165)		$18,823
Other assets and liabilities, net—(0.9)%		(164)
NET ASSETS—100.0%		$18,659

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Financial Statements
14

SILVANT SMALL-CAP GROWTH STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$18,094	$18,094
Securities Lending Collateral	187	187
Money Market Mutual Fund	542	542
Total Investments	$18,823	$18,823
There were no securities valued  using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements
15

ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—100.3%
Communication Services—0.9%
Snap, Inc. Class A(1)	250,000	$ 3,283
Consumer Discretionary—31.6%
Airbnb, Inc. Class A(1)	158,635	14,131
Amazon.com, Inc.(1)	226,000	24,004
Global-e Online Ltd.(1)	342,000	6,898
MercadoLibre, Inc.(1)	37,050	23,596
On Holding AG Class A(1)	211,650	3,744
Tesla, Inc.(1)	65,500	44,109
		116,482

Financials—3.1%
Coinbase Global, Inc. Class A(1)	55,375	2,604
Silvergate Capital Corp. Class A(1)	164,500	8,805
		11,409

Health Care—8.6%
Exact Sciences Corp.(1)	310,110	12,215
Seagen, Inc.(1)	57,450	10,165
Veeva Systems, Inc. Class A(1)	48,100	9,526
		31,906

Industrials—5.8%
Axon Enterprise, Inc.(1)	90,250	8,408
Uber Technologies, Inc.(1)	636,100	13,015
		21,423

Information Technology—48.1%
Bill.com Holdings, Inc.(1)	112,575	12,377
Block, Inc. Class A(1)	147,790	9,083
	Shares	Value
Information Technology—continued
Crowdstrike Holdings, Inc. Class A(1)	67,925	$ 11,449
DoubleVerify Holdings, Inc.(1)	342,150	7,757
Enphase Energy, Inc.(1)	55,000	10,738
MongoDB, Inc. Class A(1)	8,000	2,076
NVIDIA Corp.	130,000	19,707
Okta, Inc. Class A(1)	50,000	4,520
Palo Alto Networks, Inc.(1)	4,000	1,976
Paylocity Holding Corp.(1)	37,550	6,549
ServiceNow, Inc.(1)	32,300	15,359
Shopify, Inc. Class A(1)	500,000	15,620
Snowflake, Inc. Class A(1)	93,750	13,037
Sprout Social, Inc. Class A(1)	283,050	16,437
Trade Desk, Inc. (The) Class A(1)	552,000	23,123
Twilio, Inc. Class A(1)	39,000	3,269
Unity Software, Inc.(1)	120,000	4,418
		177,495

Real Estate—2.2%
Zillow Group, Inc. Class C(1)	260,000	8,255
Total Common Stocks (Identified Cost $419,500)		370,253
Total Long-Term Investments—100.3% (Identified Cost $419,500)		370,253
TOTAL INVESTMENTS—100.3% (Identified Cost $419,500)		$370,253
Other assets and liabilities, net—(0.3)%		(951)
NET ASSETS—100.0%		$369,302
Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	87%
Argentina	6
Canada	4
Israel	2
Switzerland	1
Total	100%
† % of total investments as of June 30, 2022.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$370,253	$370,253
Total Investments	$370,253	$370,253
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Financial Statements
16

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund	SGA International Growth Fund
Assets
Investment in securities at value(1)(2)	$ 848,629	$ 2,717,258	$ 273,984	$ 37,597
Cash	1,001	2,003	100	50
Receivables
Investment securities sold	3,756	34,270	243	—
Fund shares sold	162	1,193	113	41
Dividends	1,238	3,819	301	41
Tax reclaims	—	10	15	88
Securities lending income	1	2	—	— (a)
Prepaid Trustees’ retainer	13	42	3	— (a)
Prepaid expenses	40	55	27	18
Other assets	74	233	24	3
Total assets	854,914	2,758,885	274,810	37,838
Liabilities
Due to custodian	—	—	—	— (a)
Payables
Fund shares repurchased	566	4,888	115	118
Investment securities purchased	2,525	55,922	467	—
Collateral on securities loaned	—	—	—	756
Dividend distributions	—	— (a)	—	—
Investment advisory fees	422	1,557	150	17
Distribution and service fees	34	60	9	1
Administration and accounting fees	73	228	24	4
Transfer agent and sub-transfer agent fees and expenses	271	879	183	11
Professional fees	25	55	22	22
Trustee deferred compensation plan	74	233	24	3
Interest expense and/or commitment fees	5	12	2	— (a)
Other accrued expenses	49	100	13	2
Total liabilities	4,044	63,934	1,009	934
Net Assets	$ 850,870	$ 2,694,951	$ 273,801	$ 36,904
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 848,903	$ 2,959,219	$ 231,224	$ 34,838
Accumulated earnings (loss)	1,967	(264,268)	42,577	2,066
Net Assets	$ 850,870	$ 2,694,951	$ 273,801	$ 36,904
Net Assets:
Class A	$ 147,488	$ 212,095	$ 39,360	$ 5,308
Class C	$ 2,376	$ 16,406	$ 735	$ —
Class I	$ 401,447	$ 1,706,008	$ 156,951	$ 29,907
Class R6	$ 299,559	$ 760,442	$ 76,755	$ 1,689
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	15,218,403	21,406,421	5,105,569	691,647
Class C	258,220	1,732,061	113,447	—
Class I	40,501,582	168,125,437	19,105,753	3,757,779
Class R6	29,780,397	74,479,234	9,327,993	210,737
Net Asset Value and Redemption Price Per Share:*
Class A	$ 9.69	$ 9.91	$ 7.71	$ 7.67
Class C	$ 9.20	$ 9.47	$ 6.48	$ —
Class I	$ 9.91	$ 10.15	$ 8.21	$ 7.96
Class R6	$ 10.06	$ 10.21	$ 8.23	$ 8.02
See Notes to Financial Statements
17

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2022
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund	SGA International Growth Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.25	$ 10.49	$ 8.16	$ 8.12
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 913,583	$ 2,876,570	$ 267,466	$ 35,631
(2) Market value of securities on loan	$ —	$ —	$ —	$ 747

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
18

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2022
(Reported in thousands except shares and per share amounts)
	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Assets
Investment in securities at value(1)(2)	$ 95,183	$ 18,823	$ 370,253
Cash	100	128	109
Receivables
Investment securities sold	—	—	938
Fund shares sold	23	1	567
Dividends	20	4	6
Securities lending income	— (a)	— (a)	—
Prepaid Trustees’ retainer	1	— (a)	—
Prepaid expenses	17	11	45
Other assets	8	2	34
Total assets	95,352	18,969	371,952
Liabilities
Payables
Fund shares repurchased	3	2	2,180
Investment securities purchased	—	78	—
Collateral on securities loaned	471	187	—
Investment advisory fees	54	8	206
Distribution and service fees	18	2	23
Administration and accounting fees	8	2	32
Transfer agent and sub-transfer agent fees and expenses	22	11	107
Professional fees	16	15	25
Trustee deferred compensation plan	8	2	34
Interest expense and/or commitment fees	— (a)	— (a)	5
Other accrued expenses	7	3	38
Total liabilities	607	310	2,650
Net Assets	$ 94,745	$ 18,659	$ 369,302
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 40,863	$ 14,291	$ 512,776
Accumulated earnings (loss)	53,882	4,368	(143,474)
Net Assets	$ 94,745	$ 18,659	$ 369,302
Net Assets:
Class A	$ 84,100	$ 7,895	$ 103,421
Class I	$ 9,098	$ 10,764	$ 255,761
Class R6	$ 1,547	$ —	$ 10,120
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	17,091,109	1,592,854	4,122,940
Class I	1,097,539	1,505,196	9,479,913
Class R6	184,043	—	374,458
Net Asset Value and Redemption Price Per Share:*
Class A	$ 4.92	$ 4.96	$ 25.08
Class I	$ 8.29	$ 7.15	$ 26.98
Class R6	$ 8.41	$ —	$ 27.03
See Notes to Financial Statements
19

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2022
(Reported in thousands except shares and per share amounts)
	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 5.21	$ 5.25	$ 26.54
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 42,461	$ 15,165	$ 419,500
(2) Market value of securities on loan	$ 436	$ 179	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
20

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2022
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund	SGA International Growth Fund
Investment Income
Dividends	$ 8,898	$ 21,859	$ 3,458	$ 303
Securities lending, net of fees	1	2	—	1
Foreign taxes withheld	(38)	(114)	(43)	(30)
Total investment income	8,861	21,747	3,415	274
Expenses
Investment advisory fees	3,503	11,078	1,499	173
Distribution and service fees, Class A	215	305	57	8
Distribution and service fees, Class C	16	106	4	—
Administration and accounting fees	514	1,585	178	24
Transfer agent fees and expenses	214	663	74	9
Sub-transfer agent fees and expenses, Class A	150	226	46	4
Sub-transfer agent fees and expenses, Class C	1	15	1	—
Sub-transfer agent fees and expenses, Class I	469	1,503	204	22
Custodian fees	2	5	1	1
Printing fees and expenses	32	100	12	1
Professional fees	23	48	16	14
Interest expense and/or commitment fees	3	9	1	— (1)
Registration fees	36	48	28	16
Trustees’ fees and expenses	30	86	12	1
Miscellaneous expenses	42	101	19	5
Total expenses	5,250	15,878	2,152	278
Less net expenses reimbursed and/or waived by investment adviser(2)	(449)	(313)	(197)	(53)
Net expenses	4,801	15,565	1,955	225
Net investment income (loss)	4,060	6,182	1,460	49
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	71,932	(109,300)	36,671	401
Foreign currency transactions	—	1	— (1)	(2)
Foreign capital gains tax	—	—	—	(73)
Net change in unrealized appreciation (depreciation) on:
Investments	(295,408)	(587,336)	(110,274)	(10,744)
Foreign currency transactions	—	(1)	— (1)	(7)
Foreign capital gains tax	—	—	—	38
Net realized and unrealized gain (loss) on investments	(223,476)	(696,636)	(73,603)	(10,387)
Net increase (decrease) in net assets resulting from operations	$(219,416)	$(690,454)	$ (72,143)	$(10,338)

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
21

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2022
($ reported in thousands)
	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Investment Income
Dividends	$ 317	$ 53	$ 13
Securities lending, net of fees	1	— (1)	—
Total investment income	318	53	13
Expenses
Investment advisory fees	401	96	2,534
Distribution and service fees, Class A	127	12	209
Administration and accounting fees	60	15	321
Transfer agent fees and expenses	24	5	134
Sub-transfer agent fees and expenses, Class A	39	5	117
Sub-transfer agent fees and expenses, Class I	8	13	349
Custodian fees	— (1)	— (1)	2
Printing fees and expenses	4	1	20
Professional fees	13	11	23
Interest expense and/or commitment fees	— (1)	— (1)	16
Registration fees	15	11	65
Trustees’ fees and expenses	3	1	31
Miscellaneous expenses	9	4	38
Total expenses	703	174	3,859
Less net expenses reimbursed and/or waived by investment adviser(2)	(15)	(38)	(427)
Net expenses	688	136	3,432
Net investment income (loss)	(370)	(83)	(3,419)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,580	813	(81,575)
Net change in unrealized appreciation (depreciation) on:
Investments	(40,217)	(9,553)	(427,906)
Net realized and unrealized gain (loss) on investments	(38,637)	(8,740)	(509,481)
Net increase (decrease) in net assets resulting from operations	$(39,007)	$(8,823)	$(512,900)

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
22

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund		Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 4,060	$ 11,598	$ 6,182	$ 12,860
Net realized gain (loss)	71,932	305,956	(109,299)	1,085,349
Net change in unrealized appreciation (depreciation)	(295,408)	(16,262)	(587,337)	(208,494)
Increase (decrease) in net assets resulting from operations	(219,416)	301,292	(690,454)	889,715
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(5,807)	(49,310)	(13,119)	(44,227)
Class C	(100)	(920)	(1,078)	(4,352)
Class I	(15,505)	(156,088)	(103,396)	(375,197)
Class R6	(11,421)	(106,874)	(45,743)	(160,224)
Total dividends and distributions to shareholders	(32,833)	(313,192)	(163,336)	(584,000)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(5,784)	15,199	(1,657)	(29,691)
Class C	(83)	(1,117)	(4,494)	(7,555)
Class I	(110,036)	51,759	(131,175)	43,152
Class R6	(18,635)	(112,205)	(3,732)	155,700
Increase (decrease) in net assets from capital transactions	(134,538)	(46,364)	(141,058)	161,606
Net increase (decrease) in net assets	(386,787)	(58,264)	(994,848)	467,321
Net Assets
Beginning of period	1,237,657	1,295,921	3,689,799	3,222,478
End of Period	$ 850,870	$ 1,237,657	$ 2,694,951	$ 3,689,799
See Notes to Financial Statements
23

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Ceredex Small-Cap Value Equity Fund		SGA International Growth Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,460	$ 3,539	$ 49	$ (91)
Net realized gain (loss)	36,671	108,653	326	4,851
Net change in unrealized appreciation (depreciation)	(110,274)	9,236	(10,713)	(556)
Increase (decrease) in net assets resulting from operations	(72,143)	121,428	(10,338)	4,204
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,616)	(8,722)	(288)	(537)
Class C	(36)	(182)	—	—
Class I	(6,044)	(43,468)	(1,582)	(2,979)
Class R6	(2,959)	(19,930)	(88)	(142)
Total dividends and distributions to shareholders	(10,655)	(72,302)	(1,958)	(3,658)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(3,104)	(6,357)	42	157
Class C	(39)	(1,655)	—	—
Class I	(78,456)	(87,916)	288	(1,271)
Class R6	(27,658)	32,912	190	1,251
Increase (decrease) in net assets from capital transactions	(109,257)	(63,016)	520	137
Net increase (decrease) in net assets	(192,055)	(13,890)	(11,776)	683
Net Assets
Beginning of period	465,856	479,746	48,680	47,997
End of Period	$ 273,801	$ 465,856	$ 36,904	$ 48,680
See Notes to Financial Statements
24

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Silvant Large-Cap Growth Stock Fund		Silvant Small-Cap Growth Stock Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (370)	$ (949)	$ (83)	$ (329)
Net realized gain (loss)	1,580	12,346	813	4,381
Net change in unrealized appreciation (depreciation)	(40,217)	16,724	(9,553)	(5,258)
Increase (decrease) in net assets resulting from operations	(39,007)	28,121	(8,823)	(1,206)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,660)	(14,298)	(368)	(1,953)
Class I	(175)	(1,065)	(351)	(1,920)
Class R6	(29)	(103)	—	—
Total dividends and distributions to shareholders	(2,864)	(15,466)	(719)	(3,873)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,759)	1,795	(195)	(9)
Class I	(704)	(3,487)	(343)	(4,322)
Class R6	(42)	1,833	—	—
Increase (decrease) in net assets from capital transactions	(2,505)	141	(538)	(4,331)
Net increase (decrease) in net assets	(44,376)	12,796	(10,080)	(9,410)
Net Assets
Beginning of period	139,121	126,325	28,739	38,149
End of Period	$ 94,745	$ 139,121	$ 18,659	$ 28,739
See Notes to Financial Statements
25

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (3,419)	$ (14,482)
Net realized gain (loss)	(81,575)	21,324
Net change in unrealized appreciation (depreciation)	(427,906)	(188,001)
Decrease in net assets resulting from operations	(512,900)	(181,159)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(4,445)	—
Class I	(10,257)	—
Class R6	(392)	—
Total dividends and distributions to shareholders	(15,094)	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(27,376)	(26,232)
Class I	(186,167)	(76,685)
Class R6	3,868	17,755
Increase (decrease) in net assets from capital transactions	(209,675)	(85,162)
Net increase (decrease) in net assets	(737,669)	(266,321)
Net Assets
Beginning of period	1,106,971	1,373,292
End of Period	$ 369,302	$ 1,106,971
See Notes to Financial Statements
26

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Ceredex Large-Cap Value Equity Fund
Class A
1/1/22 to 6/30/22(6)	$12.54	0.03	(2.48)	(2.45)	(0.01)	(0.39)	(0.40)	(2.85)	$ 9.69	(19.55) %	$ 147,488	1.24%	1.28%	0.49%	78%
1/1/21 to 12/31/21	13.29	0.08	3.15	3.23	(0.10)	(3.88)	(3.98)	(0.75)	12.54	25.24	195,762	1.24 (7)(8)	1.24	0.55	159
1/1/20 to 12/31/20	13.70	0.13	0.21	0.34	(0.14)	(0.61)	(0.75)	(0.41)	13.29	3.47	185,257	1.24	1.27	1.07	193
1/1/19 to 12/31/19	11.21	0.13	3.30	3.43	(0.17)	(0.77)	(0.94)	2.49	13.70	30.56	206,528	1.24	1.29	1.04	118
1/1/18 to 12/31/18	16.20	0.18	(1.81)	(1.63)	(0.24)	(3.12)	(3.36)	(4.99)	11.21	(10.63)	223,853	1.24	1.27	1.16	128
4/1/17 to 12/31/17(9)	16.98	0.13	1.84	1.97	(0.20)	(2.55)	(2.75)	(0.78)	16.20	12.14	323,202	1.24	1.30	1.04	54
4/1/16 to 3/31/17	14.60	0.23	2.43	2.66	(0.22)	(0.06)	(0.28)	2.38	16.98	18.31	335,256	1.25	1.36	1.45	77
Class C
1/1/22 to 6/30/22(6)	$11.95	— (10)	(2.35)	(2.35)	(0.01)	(0.39)	(0.40)	(2.75)	$ 9.20	(19.68) %	$ 2,376	1.72%	1.94%	0.04%	78%
1/1/21 to 12/31/21	12.82	0.01	3.02	3.03	(0.02)	(3.88)	(3.90)	(0.87)	11.95	24.57	3,294	1.72	1.92	0.06	159
1/1/20 to 12/31/20	13.26	0.07	0.19	0.26	(0.09)	(0.61)	(0.70)	(0.44)	12.82	2.98	4,486	1.72	1.94	0.61	193
1/1/19 to 12/31/19	10.86	0.06	3.20	3.26	(0.09)	(0.77)	(0.86)	2.40	13.26	30.00	5,531	1.72	1.94	0.51	118
1/1/18 to 12/31/18	15.78	0.11	(1.77)	(1.66)	(0.14)	(3.12)	(3.26)	(4.92)	10.86	(11.09)	14,625	1.72	1.92	0.69	128
4/1/17 to 12/31/17(9)	16.59	0.08	1.78	1.86	(0.12)	(2.55)	(2.67)	(0.81)	15.78	11.76	17,744	1.68	1.86	0.61	54
4/1/16 to 3/31/17	14.28	0.15	2.37	2.52	(0.15)	(0.06)	(0.21)	2.31	16.59	17.70	18,590	1.72	1.72	0.98	77
Class I
1/1/22 to 6/30/22(6)	$12.79	0.04	(2.52)	(2.48)	(0.01)	(0.39)	(0.40)	(2.88)	$ 9.91	(19.40) %	$ 401,447	0.97%	1.04%	0.74%	78%
1/1/21 to 12/31/21	13.50	0.12	3.20	3.32	(0.15)	(3.88)	(4.03)	(0.71)	12.79	25.48	632,220	0.97	1.00	0.82	159
1/1/20 to 12/31/20	13.88	0.16	0.22	0.38	(0.15)	(0.61)	(0.76)	(0.38)	13.50	3.76	594,834	0.97	1.03	1.33	193
1/1/19 to 12/31/19	11.34	0.17	3.34	3.51	(0.20)	(0.77)	(0.97)	2.54	13.88	30.94	668,846	0.97	1.04	1.30	118
1/1/18 to 12/31/18	16.35	0.23	(1.84)	(1.61)	(0.28)	(3.12)	(3.40)	(5.01)	11.34	(10.39)	799,262	0.97	1.02	1.43	128
4/1/17 to 12/31/17(9)	17.11	0.17	1.86	2.03	(0.24)	(2.55)	(2.79)	(0.76)	16.35	12.42	1,300,385	0.97	1.05	1.31	54
4/1/16 to 3/31/17	14.71	0.28	2.45	2.73	(0.27)	(0.06)	(0.33)	2.40	17.11	18.63	1,432,996	0.97	1.09	1.73	77
Class R6*
1/1/22 to 6/30/22(6)	$12.96	0.06	(2.56)	(2.50)	(0.01)	(0.39)	(0.40)	(2.90)	$10.06	(19.30) %	$ 299,559	0.72%	0.85%	1.00%	78%
1/1/21 to 12/31/21	13.61	0.16	3.23	3.39	(0.16)	(3.88)	(4.04)	(0.65)	12.96	25.85	406,381	0.72	0.83	1.05	159
1/1/20 to 12/31/20	13.96	0.19	0.23	0.42	(0.16)	(0.61)	(0.77)	(0.35)	13.61	4.03	511,344	0.72	0.86	1.57	193
1/1/19 to 12/31/19	11.39	0.21	3.36	3.57	(0.23)	(0.77)	(1.00)	2.57	13.96	31.33	404,305	0.72	0.85	1.55	118
1/1/18 to 12/31/18	16.41	0.27	(1.85)	(1.58)	(0.32)	(3.12)	(3.44)	(5.02)	11.39	(10.22)	272,596	0.72	0.83	1.69	128
4/1/17 to 12/31/17(9)	17.18	0.21	1.85	2.06	(0.28)	(2.55)	(2.83)	(0.77)	16.41	12.60	336,516	0.72	0.80	1.57	54
4/1/16 to 3/31/17	14.77	0.32	2.46	2.78	(0.31)	(0.06)	(0.37)	2.41	17.18	18.92	322,129	0.72	0.72	1.98	77
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
27

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Ceredex Mid-Cap Value Equity Fund
Class A
1/1/22 to 6/30/22(6)	$13.14	— (10)	(2.58)	(2.58)	(0.02)	(0.63)	(0.65)	(3.23)	$ 9.91	(19.55) %	$ 212,095	1.29% (8)	1.29%	0.07%	87%
1/1/21 to 12/31/21	12.15	0.01	3.42	3.43	—	(2.44)	(2.44)	0.99	13.14	28.73	280,185	1.28 (8)	1.28	0.05	157
1/1/20 to 12/31/20	12.69	0.07	(0.31)	(0.24)	(0.09)	(0.21)	(0.30)	(0.54)	12.15	(1.52)	282,186	1.31 (8)	1.31	0.66	179
1/1/19 to 12/31/19	10.11	0.09	3.21	3.30	(0.10)	(0.62)	(0.72)	2.58	12.69	32.63	362,322	1.34 (7)(8)	1.30	0.73	121
1/1/18 to 12/31/18	12.50	0.07	(1.02)	(0.95)	(0.09)	(1.35)	(1.44)	(2.39)	10.11	(8.08)	271,620	1.38 (7)	1.31	0.55	109
4/1/17 to 12/31/17(9)	14.33	0.08	0.69	0.77	(0.08)	(2.52)	(2.60)	(1.83)	12.50	5.87	320,717	1.38	1.37 (11)	0.75 (11)	82
4/1/16 to 3/31/17	12.22	0.11	2.63	2.74	(0.13)	(0.50)	(0.63)	2.11	14.33	22.69	369,102	1.39	1.45	0.81	108
Class C
1/1/22 to 6/30/22(6)	$12.63	(0.03)	(2.48)	(2.51)	(0.02)	(0.63)	(0.65)	(3.16)	$ 9.47	(19.79) %	$ 16,406	1.79%	2.00%	(0.45) %	87%
1/1/21 to 12/31/21	11.82	(0.06)	3.31	3.25	—	(2.44)	(2.44)	0.81	12.63	28.01	26,690	1.79	1.97	(0.46)	157
1/1/20 to 12/31/20	12.36	0.02	(0.30)	(0.28)	(0.05)	(0.21)	(0.26)	(0.54)	11.82	(1.88)	31,476	1.79	1.98	0.20	179
1/1/19 to 12/31/19	9.84	0.03	3.13	3.16	(0.02)	(0.62)	(0.64)	2.52	12.36	32.08	45,867	1.79	1.95	0.26	121
1/1/18 to 12/31/18	12.18	0.02	(1.00)	(0.98)	(0.01)	(1.35)	(1.36)	(2.34)	9.84	(8.53)	53,419	1.79	1.97	0.17	109
4/1/17 to 12/31/17(9)	14.02	0.03	0.68	0.71	(0.03)	(2.52)	(2.55)	(1.84)	12.18	5.52	48,877	1.80	1.92	0.33	82
4/1/16 to 3/31/17	11.96	0.05	2.58	2.63	(0.07)	(0.50)	(0.57)	2.06	14.02	22.23	55,580	1.80	1.80	0.39	108
Class I
1/1/22 to 6/30/22(6)	$13.41	0.02	(2.63)	(2.61)	(0.02)	(0.63)	(0.65)	(3.26)	$10.15	(19.38) %	$1,706,008	1.00% (8)	1.00%	0.35%	87%
1/1/21 to 12/31/21	12.37	0.05	3.48	3.53	(0.05)	(2.44)	(2.49)	1.04	13.41	28.99	2,383,753	1.00 (8)	1.00	0.34	157
1/1/20 to 12/31/20	12.89	0.10	(0.31)	(0.21)	(0.10)	(0.21)	(0.31)	(0.52)	12.37	(1.20)	2,135,663	1.04 (8)	1.04	0.92	179
1/1/19 to 12/31/19	10.25	0.13	3.26	3.39	(0.13)	(0.62)	(0.75)	2.64	12.89	33.08	2,469,800	1.04 (8)	1.04	1.04	121
1/1/18 to 12/31/18	12.66	0.12	(1.05)	(0.93)	(0.13)	(1.35)	(1.48)	(2.41)	10.25	(7.83)	1,775,643	1.01 (8)	1.01	0.92	109
4/1/17 to 12/31/17(9)	14.48	0.12	0.70	0.82	(0.12)	(2.52)	(2.64)	(1.82)	12.66	6.21	2,187,625	1.04	1.04	1.09	82
4/1/16 to 3/31/17	12.34	0.15	2.66	2.81	(0.17)	(0.50)	(0.67)	2.14	14.48	23.08	2,716,560	1.08	1.08	1.12	108
Class R6*
1/1/22 to 6/30/22(6)	$13.48	0.03	(2.65)	(2.62)	(0.02)	(0.63)	(0.65)	(3.27)	$10.21	(19.35) %	$ 760,442	0.79%	0.86%	0.57%	87%
1/1/21 to 12/31/21	12.42	0.08	3.50	3.58	(0.08)	(2.44)	(2.52)	1.06	13.48	29.34	999,171	0.79	0.85	0.54	157
1/1/20 to 12/31/20	12.92	0.13	(0.31)	(0.18)	(0.11)	(0.21)	(0.32)	(0.50)	12.42	(0.97)	773,153	0.79	0.88	1.16	179
1/1/19 to 12/31/19	10.27	0.16	3.26	3.42	(0.15)	(0.62)	(0.77)	2.65	12.92	33.31	820,153	0.79	0.87	1.28	121
1/1/18 to 12/31/18	12.67	0.15	(1.05)	(0.90)	(0.15)	(1.35)	(1.50)	(2.40)	10.27	(7.58)	411,922	0.79	0.87	1.17	109
4/1/17 to 12/31/17(9)	14.49	0.15	0.70	0.85	(0.15)	(2.52)	(2.67)	(1.82)	12.67	6.41	388,495	0.80	0.85	1.37	82
4/1/16 to 3/31/17	12.36	0.19	2.66	2.85	(0.22)	(0.50)	(0.72)	2.13	14.49	23.34	291,554	0.80	0.80	1.44	108
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
28

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Ceredex Small-Cap Value Equity Fund
Class A
1/1/22 to 6/30/22(6)	$ 9.88	0.02	(1.86)	(1.84)	—	(0.33)	(0.33)	(2.17)	$ 7.71	(18.59) %	$ 39,360	1.46%	1.50%	0.54%	50%
1/1/21 to 12/31/21	9.31	0.04	2.41	2.45	(0.09)	(1.79)	(1.88)	0.57	9.88	26.91	53,388	1.45 (12)	1.46	0.39	69
1/1/20 to 12/31/20	9.38	0.02	0.02	0.04	(0.03)	(0.08)	(0.11)	(0.07)	9.31	0.62	54,984	1.48 (8)	1.48	0.29	69
1/1/19 to 12/31/19	8.45	0.09	1.37	1.46	(0.14)	(0.39)	(0.53)	0.93	9.38	17.21	70,847	1.47 (8)	1.47	0.99	42
1/1/18 to 12/31/18	11.53	0.08	(1.51)	(1.43)	(0.15)	(1.50)	(1.65)	(3.08)	8.45	(12.70)	69,223	1.46 (8)	1.46	0.68	44
4/1/17 to 12/31/17(9)	12.58	0.14	0.90	1.04	(0.16)	(1.93)	(2.09)	(1.05)	11.53	8.74	114,673	1.47	1.50	1.52	15
4/1/16 to 3/31/17	10.96	0.07	2.20	2.27	(0.09)	(0.56)	(0.65)	1.62	12.58	20.81	123,495	1.55	1.55	0.58	29
Class C
1/1/22 to 6/30/22(6)	$ 8.38	0.01	(1.58)	(1.57)	—	(0.33)	(0.33)	(1.90)	$ 6.48	(18.69) %	$ 735	1.81%	2.26%	0.18%	50%
1/1/21 to 12/31/21	8.11	0.01	2.08	2.09	(0.03)	(1.79)	(1.82)	0.27	8.38	26.42	987	1.84 (12)	2.20	0.06	69
1/1/20 to 12/31/20	8.19	(0.01)	0.01	—	—	(0.08)	(0.08)	(0.08)	8.11	0.23	2,410	1.90 (12)	2.19	(0.19)	69
1/1/19 to 12/31/19	7.41	0.05	1.19	1.24	(0.07)	(0.39)	(0.46)	0.78	8.19	16.66	5,457	1.90	2.14	0.61	42
1/1/18 to 12/31/18	10.31	0.02	(1.34)	(1.32)	(0.08)	(1.50)	(1.58)	(2.90)	7.41	(13.07)	14,473	1.90	2.09	0.23	44
4/1/17 to 12/31/17(9)	11.46	0.09	0.80	0.89	(0.11)	(1.93)	(2.04)	(1.15)	10.31	8.28	20,658	1.90	2.07	1.05	15
4/1/16 to 3/31/17	10.04	0.02	2.02	2.04	(0.06)	(0.56)	(0.62)	1.42	11.46	20.35	24,529	1.90	1.90	0.22	29
Class I
1/1/22 to 6/30/22(6)	$10.48	0.04	(1.98)	(1.94)	—	(0.33)	(0.33)	(2.27)	$ 8.21	(18.48) %	$ 156,951	1.15%	1.25%	0.78%	50%
1/1/21 to 12/31/21	9.77	0.08	2.53	2.61	(0.11)	(1.79)	(1.90)	0.71	10.48	27.20	282,308	1.18 (12)	1.20	0.68	69
1/1/20 to 12/31/20	9.83	0.04	0.03	0.07	(0.05)	(0.08)	(0.13)	(0.06)	9.77	0.91	332,391	1.21 (12)	1.21	0.55	69
1/1/19 to 12/31/19	8.83	0.13	1.42	1.55	(0.16)	(0.39)	(0.55)	1.00	9.83	17.58	460,284	1.20 (8)	1.20	1.26	42
1/1/18 to 12/31/18	11.98	0.12	(1.58)	(1.46)	(0.19)	(1.50)	(1.69)	(3.15)	8.83	(12.50)	474,591	1.18 (8)	1.18	0.99	44
4/1/17 to 12/31/17(9)	12.99	0.16	0.94	1.10	(0.18)	(1.93)	(2.11)	(1.01)	11.98	8.94	673,458	1.22	1.22	1.72	15
4/1/16 to 3/31/17	11.30	0.11	2.27	2.38	(0.13)	(0.56)	(0.69)	1.69	12.99	21.15	786,245	1.24	1.24	0.87	29
Class R6*
1/1/22 to 6/30/22(6)	$10.48	0.05	(1.97)	(1.92)	—	(0.33)	(0.33)	(2.25)	$ 8.23	(18.29) %	$ 76,755	0.88%	1.04%	1.04	50%
1/1/21 to 12/31/21	9.79	0.11	2.54	2.65	(0.17)	(1.79)	(1.96)	0.69	10.48	27.61	129,173	0.88	1.03	0.94	69
1/1/20 to 12/31/20	9.84	0.10	— (10)	0.10	(0.07)	(0.08)	(0.15)	(0.05)	9.79	1.19	89,961	0.88	1.05	1.19	69
2/26/19 (13) to 12/31/19	10.04	0.15	0.22	0.37	(0.18)	(0.39)	(0.57)	(0.20)	9.84	3.69	16,798	0.88	1.04	1.83	42 (14)

SGA International Growth Fund
Class A
1/1/22 to 6/30/22(6)	$10.45	— (10)	(2.34)	(2.34)	—	(0.44)	(0.44)	(2.78)	$ 7.67	(22.27) %	$ 5,308	1.32%	1.57%	0.06%	20%
1/1/21 to 12/31/21	10.42	(0.04)	0.90	0.86	—	(0.83)	(0.83)	0.03	10.45	8.36	7,129	1.32	1.55	(0.39)	44
1/1/20 to 12/31/20	10.50	(0.03)	2.02	1.99	—	(2.07)	(2.07)	(0.08)	10.42	22.86	6,917	1.41 (12)(15)	1.60	(0.36)	53
1/1/19 to 12/31/19	10.95	(0.02)	2.92	2.90	—	(3.35)	(3.35)	(0.45)	10.50	28.28	6,376	1.46 (12)(15)(16)	1.52	(0.20)	147 (17)
1/1/18 to 12/31/18	11.90	— (10)	(0.94)	(0.94)	(0.01)	—	(0.01)	(0.95)	10.95	(7.90)	22,233	1.42	1.44	0.03	37
4/1/17 to 12/31/17(9)	10.05	0.02	1.84	1.86	(0.01)	—	(0.01)	1.85	11.90	18.50	18,567	1.43	1.56	0.20	17
4/1/16 to 3/31/17	9.18	0.01	0.93	0.94	(0.03)	(0.04)	(0.07)	0.87	10.05	10.41	14,116	1.33 (18)	1.43 (18)	0.12	37
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
29

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
SGA International Growth Fund (Continued)
Class I
1/1/22 to 6/30/22(6)	$10.80	0.01	(2.41)	(2.40)	—	(0.44)	(0.44)	(2.84)	$ 7.96	(22.10) %	$ 29,907	1.07%	1.33%	0.26%	20%
1/1/21 to 12/31/21	10.72	(0.02)	0.93	0.91	—	(0.83)	(0.83)	0.08	10.80	8.59	39,493	1.07	1.29	(0.14)	44
1/1/20 to 12/31/20	10.71	(0.01)	2.09	2.08	—	(2.07)	(2.07)	0.01	10.72	23.28	40,249	1.16 (12)(15)	1.35	(0.13)	53
1/1/19 to 12/31/19	11.13	— (10)	2.97	2.97	(0.04)	(3.35)	(3.39)	(0.42)	10.71	28.49	35,641	1.25 (12) (15) (16)	1.30	0.01	147 (17)
1/1/18 to 12/31/18	12.09	0.03	(0.96)	(0.93)	(0.03)	—	(0.03)	(0.96)	11.13	(7.69)	67,543	1.20 (7)	1.19	0.28	37
4/1/17 to 12/31/17(9)	10.19	0.04	1.87	1.91	(0.01)	—	(0.01)	1.90	12.09	18.79	70,342	1.20	1.27	0.42	17
4/1/16 to 3/31/17	9.30	0.03	0.94	0.97	(0.04)	(0.04)	(0.08)	0.89	10.19	10.54	51,120	1.14 (18)	1.24 (18)	0.34	37
Class R6*
1/1/22 to 6/30/22(6)	$10.87	0.02	(2.43)	(2.41)	—	(0.44)	(0.44)	(2.85)	$ 8.02	(22.05) %	$ 1,689	0.95%	1.20%	0.44%	20%
1/1/21 to 12/31/21	10.77	— (10)	0.93	0.93	—	(0.83)	(0.83)	0.10	10.87	8.74	2,058	0.95	1.19	(0.03)	44
1/1/20 to 12/31/20	10.74	— (10)	2.10	2.10	—	(2.07)	(2.07)	0.03	10.77	23.41	831	1.07 (12)(15)	1.25	0.05	53
1/1/19 to 12/31/19	11.15	— (10)	2.99	2.99	(0.05)	(3.35)	(3.40)	(0.41)	10.74	28.59	48	1.16 (12)(15)(16)	1.25	(0.02)	147 (17)
1/1/18 to 12/31/18(19)	12.11	0.05	(0.97)	(0.92)	(0.04)	—	(0.04)	(0.96)	11.15	(7.63)	48	1.10	1.11	0.43	37
4/1/17 to 12/31/17(9)	10.20	0.04	1.89	1.93	(0.02)	—	(0.02)	1.91	12.11	18.89	9,279	1.10	1.19	0.42	17
4/1/16 to 3/31/17	9.31	0.05	0.93	0.98	(0.05)	(0.04)	(0.09)	0.89	10.20	10.62	6,558	1.03 (18)	1.14 (18)	0.49	37

Silvant Large-Cap Growth Stock Fund
Class A
1/1/22 to 6/30/22(6)	$ 7.12	(0.02)	(2.02)	(2.04)	—	(0.16)	(0.16)	(2.20)	$ 4.92	(28.64) %	$ 84,100	1.23%	1.25%	(0.68) %	1%
1/1/21 to 12/31/21	6.50	(0.05)	1.55	1.50	—	(0.88)	(0.88)	0.62	7.12	23.74	123,191	1.23	1.24	(0.75)	5
1/1/20 to 12/31/20	5.37	(0.03)	1.91	1.88	—	(0.75)	(0.75)	1.13	6.50	35.90	110,884	1.23	1.27	(0.49)	13
1/1/19 to 12/31/19	4.60	(0.01)	1.55	1.54	—	(0.77)	(0.77)	0.77	5.37	33.95	92,556	1.23	1.26	(0.25)	15
1/1/18 to 12/31/18	5.49	(0.02)	0.03	0.01	—	(0.90)	(0.90)	(0.89)	4.60	(0.83)	45,779	1.23	1.60	(0.29)	11
4/1/17 to 12/31/17(9)	7.20	(0.01)	1.21	1.20	—	(2.91)	(2.91)	(1.71)	5.49	17.88	63,051	1.23	1.46	(0.09)	14
4/1/16 to 3/31/17	7.81	(0.02)	0.57	0.55	—	(1.16)	(1.16)	(0.61)	7.20	7.83	60,900	1.23	1.24	(0.27)	42
Class I
1/1/22 to 6/30/22(6)	$11.82	(0.02)	(3.35)	(3.37)	—	(0.16)	(0.16)	(3.53)	$ 8.29	(28.50) %	$ 9,098	0.97%	1.07%	(0.42) %	1%
1/1/21 to 12/31/21	10.28	(0.05)	2.47	2.42	—	(0.88)	(0.88)	1.54	11.82	23.97	13,693	0.97	1.06	(0.48)	5
1/1/20 to 12/31/20	8.12	(0.02)	2.93	2.91	—	(0.75)	(0.75)	2.16	10.28	36.43	15,093	0.97	1.09	(0.23)	13
1/1/19 to 12/31/19	6.63	— (10)	2.26	2.26	—	(0.77)	(0.77)	1.49	8.12	34.41	15,720	0.97	1.12	0.01	15
1/1/18 to 12/31/18	7.53	— (10)	— (10)	—	—	(0.90)	(0.90)	(0.90)	6.63	(0.75)	19,234	0.97	1.10	(0.02)	11
4/1/17 to 12/31/17(9)	8.92	0.01	1.51	1.52	—	(2.91)	(2.91)	(1.39)	7.53	18.04	24,621	0.97	1.22	0.22	14
4/1/16 to 3/31/17	9.38	— (10)	0.70	0.70	—	(1.16)	(1.16)	(0.46)	8.92	8.14	92,638	0.97	1.26	(0.02)	42
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
30

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Silvant Large-Cap Growth Stock Fund (Continued)
Class R6*
1/1/22 to 6/30/22(6)	$11.98	(0.02)	(3.39)	(3.41)	—	(0.16)	(0.16)	(3.57)	$ 8.41	(28.45) %	$ 1,547	0.90%	0.92%	(0.35) %	1%
1/1/21 to 12/31/21	10.40	(0.05)	2.51	2.46	—	(0.88)	(0.88)	1.58	11.98	24.08	2,237	0.90	0.91	(0.42)	5
1/1/20 to 12/31/20	8.21	(0.01)	2.95	2.94	—	(0.75)	(0.75)	2.19	10.40	36.39	348	0.90	0.96	(0.16)	13
1/1/19 to 12/31/19	6.69	0.01	2.28	2.29	—	(0.77)	(0.77)	1.52	8.21	34.57	165	0.90	0.98	0.08	15
1/1/18 to 12/31/18	7.59	— (10)	— (10)	—	—	(0.90)	(0.90)	(0.90)	6.69	(0.73)	110	0.90	0.95	0.03	11
4/1/17 to 12/31/17(9)	8.94	0.02	1.54	1.56	—	(2.91)	(2.91)	(1.35)	7.59	18.53	464	0.91	0.93	0.28	14
4/1/16 to 3/31/17	9.39	0.01	0.70	0.71	—	(1.16)	(1.16)	(0.45)	8.94	8.23	2,426	0.90	0.90	0.05	42

Silvant Small-Cap Growth Stock Fund
Class A
1/1/22 to 6/30/22(6)	$ 7.58	(0.02)	(2.36)	(2.38)	—	(0.24)	(0.24)	(2.62)	$ 4.96	(31.29) %	$ 7,895	1.27%	1.63%	(0.80) %	12%
1/1/21 to 12/31/21	9.36	(0.09)	(0.32)	(0.41)	—	(1.37)	(1.37)	(1.78)	7.58	(4.32)	12,233	1.27	1.54	(1.00)	17
1/1/20 to 12/31/20	6.89	(0.06)	2.71	2.65	—	(0.18)	(0.18)	2.47	9.36	38.99	14,837	1.27	1.59	(0.85)	29
1/1/19 to 12/31/19	5.68	(0.05)	2.09	2.04	—	(0.83)	(0.83)	1.21	6.89	35.81	11,694	1.27	1.64	(0.76)	32
1/1/18 to 12/31/18	6.92	(0.06)	(0.36)	(0.42)	—	(0.82)	(0.82)	(1.24)	5.68	(6.69)	5,725	1.41 (12)	1.68	(0.88)	36
4/1/17 to 12/31/17(9)	7.28	(0.04)	0.80	0.76	—	(1.12)	(1.12)	(0.36)	6.92	10.73	6,840	1.42	1.64	(0.70)	24
4/1/16 to 3/31/17	7.13	(0.04)	1.38	1.34	—	(1.19)	(1.19)	0.15	7.28	19.30	7,008	1.41	1.43	(0.55)	56
Class I
1/1/22 to 6/30/22(6)	$10.77	(0.03)	(3.35)	(3.38)	—	(0.24)	(0.24)	(3.62)	$ 7.15	(31.31) %	$ 10,764	1.15%	1.48%	(0.68) %	12%
1/1/21 to 12/31/21	12.67	(0.11)	(0.42)	(0.53)	—	(1.37)	(1.37)	(1.90)	10.77	(4.14)	16,506	1.15	1.37	(0.88)	17
1/1/20 to 12/31/20	9.27	(0.07)	3.65	3.58	—	(0.18)	(0.18)	3.40	12.67	39.01	23,312	1.15	1.42	(0.73)	29
1/1/19 to 12/31/19	7.42	(0.06)	2.74	2.68	—	(0.83)	(0.83)	1.85	9.27	36.04	18,219	1.15	1.48	(0.64)	32
1/1/18 to 12/31/18	8.78	(0.07)	(0.47)	(0.54)	—	(0.82)	(0.82)	(1.36)	7.42	(6.64)	14,513	1.29 (12)	1.53	(0.76)	36
4/1/17 to 12/31/17(9)	8.95	(0.04)	0.99	0.95	—	(1.12)	(1.12)	(0.17)	8.78	10.86	18,637	1.30	1.53	(0.58)	24
4/1/16 to 3/31/17	8.52	(0.04)	1.66	1.62	—	(1.19)	(1.19)	0.43	8.95	19.45	26,929	1.29	1.43	(0.44)	56

Zevenbergen Innovative Growth Stock Fund
Class A
1/1/22 to 6/30/22(6)	$56.07	(0.24)	(29.64)	(29.88)	—	(1.11)	(1.11)	(30.99)	$25.08	(53.34) %	$ 103,421	1.26%	1.38%	(1.25) %	7%
1/1/21 to 12/31/21	62.40	(0.75)	(5.58)	(6.33)	—	—	—	(6.33)	56.07	(10.14)	266,661	1.25	1.32	(1.24)	53
1/1/20 to 12/31/20	28.48	(0.55)	34.47	33.92	—	—	—	33.92	62.40	119.10	335,809	1.25	1.33	(1.18)	33
1/1/19 to 12/31/19	20.83	(0.32)	7.97	7.65	—	—	—	7.65	28.48	36.73	46,655	1.26 (20)	1.41	(1.20)	91
1/1/18 to 12/31/18	19.96	(0.33)	2.57	2.24	—	(1.37)	(1.37)	0.87	20.83	10.80	24,902	1.48 (7)(12)	1.47	(1.35)	103
4/1/17 to 12/31/17(9)	18.56	(0.21)	3.74	3.53	—	(2.13)	(2.13)	1.40	19.96	19.18	5,484	1.51	1.66	(1.40)	50
4/1/16 to 3/31/17	18.37	(0.26)	3.67	3.41	—	(3.22)	(3.22)	0.19	18.56	20.42	6,375	1.50	1.55	(1.39)	64
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
31

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Zevenbergen Innovative Growth Stock Fund (Continued)
Class I
1/1/22 to 6/30/22(6)	$60.05	(0.21)	(31.75)	(31.96)	—	(1.11)	(1.11)	(33.07)	$26.98	(53.27) %	$ 255,761	1.01%	1.14%	(1.00) %	7%
1/1/21 to 12/31/21	66.67	(0.64)	(5.98)	(6.62)	—	—	—	(6.62)	60.05	(9.93)	823,212	1.00	1.05	(0.99)	53
1/1/20 to 12/31/20	30.35	(0.47)	36.79	36.32	—	—	—	36.32	66.67	119.67	1,037,368	1.00	1.07	(0.93)	33
1/1/19 to 12/31/19	22.15	(0.26)	8.46	8.20	—	—	—	8.20	30.35	37.02	90,136	1.01 (20)	1.15	(0.94)	91
1/1/18 to 12/31/18	21.10	(0.30)	2.72	2.42	—	(1.37)	(1.37)	1.05	22.15	11.07	72,404	1.27 (7)(12)	1.23	(1.15)	103
4/1/17 to 12/31/17(9)	19.49	(0.19)	3.93	3.74	—	(2.13)	(2.13)	1.61	21.10	19.34	17,630	1.31	1.50	(1.19)	50
4/1/16 to 3/31/17	19.11	(0.23)	3.83	3.60	—	(3.22)	(3.22)	0.38	19.49	20.63	22,330	1.30	1.44	(1.18)	64
Class R6
1/1/22 to 6/30/22(6)	$60.12	(0.18)	(31.80)	(31.98)	—	(1.11)	(1.11)	(33.09)	$27.03	(53.24) %	$ 10,120	0.91%	0.99%	(0.90) %	7%
1/1/21 to 12/31/21	66.67	(0.58)	(5.97)	(6.55)	—	—	—	(6.55)	60.12	(9.82)	17,098	0.90	0.95	(0.90)	53
10/20/20 (13) to 12/31/20	58.00	(0.10)	8.77	8.67	—	—	—	8.67	66.67	14.95	115	0.90	1.03	(0.83)	33 (14)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
32

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(8)	The share class is currently under its expense limitation.
(9)	The Fund changed its fiscal year end to December 31 during the period.
(10)	Amount is less than $0.005 per share.
(11)	The ratio excludes expenses waived/reimbursed net of amount recaptured. If expenses waived/reimbursed net of amount recaptured were included, the ratio would have been higher than the ratio shown.
(12)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(13)	Inception date.
(14)	Portfolio turnover is representative of the Fund for the entire period.
(15)	Net expense ratio includes extraordinary proxy expenses.
(16)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 2019 were 1.45% (Class A), 1.24% (Class I) and 1.15% (Class R6).
(17)	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Fund’s subadviser and associated repositioning.
(18)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.01 per share and 0.09%, 0.07%, and 0.07% of average net assets for the Class A, Class I and Class R6 (formerly IS), respectively.
(19)	From November 9 through November 13, 2018, the Fund’s Class R6 shares did not have any investors, though the net asset value continued to be calculated using another share class adjusted for class expenses.
(20)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 2019 were 1.25% (Class A) and 1.00% (Class I).
See Notes to Financial Statements
33

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2022
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and is diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Ceredex Large-Cap Value Equity Fund	Seeking to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
Ceredex Mid-Cap Value Equity Fund	Seeking to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
Ceredex Small-Cap Value Equity Fund	Seeking to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
SGA International Growth Fund	Seeking to provide long-term capital appreciation.
Silvant Large-Cap Growth Stock Fund	Seeking to provide capital appreciation.
Silvant Small-Cap Growth Stock Fund	Seeking to provide long-term capital appreciation.
Zevenbergen Innovative Growth Stock Fund	Seeking to provide long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Class I shares. Class C shares are offered by the Ceredex Large Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund and the Ceredex Small-Cap Value Equity Fund. Class R6 shares are offered by the Ceredex Large-Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund, the Ceredex Small-Cap Value Equity Fund, the SGA International Growth Fund, the Silvant Large-Cap Growth Stock Fund, and the Zevenbergen Innovative Growth Stock Fund.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
34

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the NYSE (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
35

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income securities, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At June 30, 2022, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
SGA International Growth Fund	$ 747	$ 747	$ —
Silvant Large-Cap Growth Stock Fund	436	436	—
Silvant Small-Cap Growth Stock Fund	179	179	—
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2022 for the Funds:
36

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Fund	Investment of Cash Collateral	Overnight and Continuous
SGA International Growth Fund	Money Market Mutual Fund	$756
Silvant Large-Cap Growth Stock Fund	Money Market Mutual Fund	471
Silvant Small-Cap Growth Stock Fund	Money Market Mutual Fund	187
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

First $500 Million
Ceredex Large-Cap Value Equity Fund	0.70%
Ceredex Mid-Cap Value Equity Fund	0.75
Ceredex Small-Cap Value Equity Fund	0.85
SGA International Growth Fund	0.85
Silvant Large-Cap Growth Stock Fund	0.70
Silvant Small-Cap Growth Stock Fund	0.85
Zevenbergen Innovative Growth Stock Fund	0.80
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
        First $500 million = none — no discount from full fee
        Next $500 million = 5% discount from full fee
        Next $4 billion = 10% discount from full fee
        Over $5 billion = 15% discount from full fee
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
Ceredex Large-Cap Value Equity Fund	Ceredex (1)
Ceredex Mid-Cap Value Equity Fund	Ceredex (1)
Ceredex Small-Cap Value Equity Fund	Ceredex (1)
SGA International Growth Fund	SGA (2)
Silvant Large-Cap Growth Stock Fund	Silvant (3)
Silvant Small-Cap Growth Stock Fund	Silvant (3)
Zevenbergen Innovative Growth Stock Fund	Zevenbergen (4)
(1)	Ceredex Value Advisors LLC (“Ceredex”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Silvant Capital Management LLC (“Silvant”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Zevenbergen Capital Investments LLC (“Zevenbergen”), a minority-owned affiliate of the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

37

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Fund	Class A	Class C	Class I	Class R6
Ceredex Large-Cap Value Equity Fund	1.24%	1.72%	0.97%	0.72%
Ceredex Mid-Cap Value Equity Fund	1.38 (1)	1.79	1.08 (1)	0.79
Ceredex Small-Cap Value Equity Fund	1.46	1.81	1.15	0.88
SGA International Growth Fund	1.32	N/A	1.07	0.95
Silvant Large-Cap Growth Stock Fund	1.23	N/A	0.97	0.90
Silvant Small-Cap Growth Stock Fund	1.27	N/A	1.15	N/A
Zevenbergen Innovative Growth Stock Fund	1.25	N/A	1.00	0.90
(1)	Each share class is currently below its expense cap.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the period ending:

	Expiration
Fund	2022	2023	2024	2025	Total
Ceredex Large-Cap Value Equity Fund
Class A	$ 35	$ 75	$ 22	$ 32	$ 164
Class C	6	11	8	4	29
Class I	242	350	205	175	972
Class R6	233	492	570	238	1,533
Ceredex Mid-Cap Value Equity Fund
Class C	30	64	50	22	166
Class R6	275	599	568	291	1,733
Ceredex Small-Cap Value Equity Fund
Class A	—	—	4	8	12
Class C	8	9	5	2	24
Class I	—	—	63	98	161
Class R6	6	57	170	89	322
SGA International Growth Fund
Class A	6	12	16	8	42
Class I	37	62	92	43	234
Class R6	— (1)	1	4	2	7
Silvant Large-Cap Growth Stock Fund
Class A	—	40	15	9	64
Class I	11	18	13	6	48
Class R6	— (1)	— (1)	— (1)	— (1)	— (1)
Silvant Small-Cap Growth Stock Fund
Class A	22	37	39	17	115
Class I	31	48	46	21	146
Zevenbergen Innovative Growth Stock Fund
Class A	46	124	226	106	502
Class I	99	323	526	315	1,263
Class R6	—	— (1)	5	6	11

(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2022, it retained net commissions of $24 for Class A shares and CDSC of $3 and $1 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
38

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended June 30, 2022, the Funds incurred administration fees totaling $2,490 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended June 30, 2022, the Funds incurred transfer agent fees totaling $1,111 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended June 30, 2022, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2022.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended June 30, 2022, were as follows:
	Purchases	Sales
Ceredex Large-Cap Value Equity Fund	$ 799,095	$ 973,788
Ceredex Mid-Cap Value Equity Fund	2,752,656	3,076,266
Ceredex Small-Cap Value Equity Fund	179,373	297,701
SGA International Growth Fund	8,367	10,736
Silvant Large-Cap Growth Stock Fund	1,137	7,026
Silvant Small-Cap Growth Stock Fund	2,757	4,431
Zevenbergen Innovative Growth Stock Fund	49,184	286,699
There  were no purchases or sales of long-term U.S. Government and agency securities during the period ended June 30, 2022.
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
39

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
	Ceredex Large-Cap Value Equity Fund				Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,286	$ 14,687	1,868	$ 27,010	1,873	$ 22,097	3,240	$ 44,612
Reinvestment of distributions	556	5,358	3,652	45,383	1,226	11,927	3,159	40,494
Shares repurchased and cross class conversions	(2,240)	(25,829)	(3,838)	(57,194)	(3,020)	(35,681)	(8,288)	(114,797)
Net Increase / (Decrease)	(398)	$ (5,784)	1,682	$ 15,199	79	$ (1,657)	(1,889)	$ (29,691)
Class C
Shares sold and cross class conversions	86	$ 951	49	$ 709	55	$ 622	232	$ 3,142
Reinvestment of distributions	10	94	51	609	110	1,027	326	4,020
Shares repurchased and cross class conversions	(113)	(1,128)	(175)	(2,435)	(547)	(6,143)	(1,108)	(14,717)
Net Increase / (Decrease)	(17)	$ (83)	(75)	$ (1,117)	(382)	$ (4,494)	(550)	$ (7,555)
Class I
Shares sold and cross class conversions	3,208	$ 37,827	6,921	$ 103,818	8,789	$ 108,356	25,402	$ 358,562
Reinvestment of distributions	1,562	15,402	12,231	154,976	10,208	101,771	27,923	365,509
Shares repurchased and cross class conversions	(13,690)	(163,265)	(13,791)	(207,035)	(28,567)	(341,302)	(48,256)	(680,919)
Net Increase / (Decrease)	(8,920)	$ (110,036)	5,361	$ 51,759	(9,570)	$ (131,175)	5,069	$ 43,152
Class R6
Shares sold and cross class conversions	2,829	$ 34,909	5,662	$ 84,812	5,922	$ 73,157	18,358	$ 260,211
Reinvestment of distributions	1,106	11,068	7,816	100,371	4,208	42,202	11,100	145,962
Shares repurchased and cross class conversions	(5,515)	(64,612)	(19,682)	(297,388)	(9,780)	(119,091)	(17,556)	(250,473)
Net Increase / (Decrease)	(1,580)	$ (18,635)	(6,204)	$ (112,205)	350	$ (3,732)	11,902	$ 155,700

	Ceredex Small-Cap Value Equity Fund				SGA International Growth Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	207	$ 1,874	799	$ 8,558	46	$ 407	93	$ 1,003
Reinvestment of distributions	211	1,611	899	8,681	38	284	51	529
Shares repurchased and cross class conversions	(719)	(6,589)	(2,198)	(23,596)	(75)	(649)	(125)	(1,375)
Net Increase / (Decrease)	(301)	$ (3,104)	(500)	$ (6,357)	9	$ 42	19	$ 157
Class C
Shares sold and cross class conversions	8	$ 56	44	$ 412	—	$ —	—	$ —
Reinvestment of distributions	6	35	22	179	—	—	—	—
Shares repurchased and cross class conversions	(18)	(130)	(245)	(2,246)	—	—	—	—
Net Increase / (Decrease)	(4)	$ (39)	(179)	$ (1,655)	—	$ —	—	$ —
40

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
	Ceredex Small-Cap Value Equity Fund				SGA International Growth Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	1,093	$ 10,647	4,824	$ 54,661	980	$ 8,831	1,573	$ 17,728
Reinvestment of distributions	740	6,005	4,224	43,226	201	1,564	274	2,943
Shares repurchased and cross class conversions	(9,667)	(95,108)	(16,130)	(185,803)	(1,081)	(10,107)	(1,944)	(21,942)
Net Increase / (Decrease)	(7,834)	$ (78,456)	(7,082)	$ (87,916)	100	$ 288	(97)	$ (1,271)
Class R6
Shares sold and cross class conversions	1,539	$ 15,592	4,393	$ 49,969	11	$ 109	99	$ 1,113
Reinvestment of distributions	364	2,959	1,845	18,895	11	86	13	138
Shares repurchased and cross class conversions	(4,898)	(46,209)	(3,099)	(35,952)	(1)	(5)	(—) (1)	(—) (2)
Net Increase / (Decrease)	(2,995)	$ (27,658)	3,139	$ 32,912	21	$ 190	112	$ 1,251

	Silvant Large-Cap Growth Stock Fund				Silvant Small-Cap Growth Stock Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	86	$ 537	310	$ 2,180	13	$ 82	166	$ 1,642
Reinvestment of distributions	538	2,637	2,021	14,181	75	363	252	1,925
Shares repurchased and cross class conversions	(844)	(4,933)	(2,077)	(14,566)	(109)	(640)	(391)	(3,576)
Net Increase / (Decrease)	(220)	$ (1,759)	254	$ 1,795	(21)	$ (195)	27	$ (9)
Class I
Shares sold and cross class conversions	64	$ 618	144	$ 1,619	44	$ 370	351	$ 4,413
Reinvestment of distributions	19	156	82	945	49	340	171	1,856
Shares repurchased and cross class conversions	(144)	(1,478)	(536)	(6,051)	(119)	(1,053)	(830)	(10,591)
Net Increase / (Decrease)	(61)	$ (704)	(310)	$ (3,487)	(26)	$ (343)	(308)	$ (4,322)
Class R6
Shares sold and cross class conversions	8	$ 79	153	$ 1,825	—	$ —	—	$ —
Reinvestment of distributions	3	29	9	103	—	—	—	—
Shares repurchased and cross class conversions	(14)	(150)	(9)	(95)	—	—	—	—
Net Increase / (Decrease)	(3)	$ (42)	153	$ 1,833	—	$ —	—	$ —

41

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
	Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	527	$ 21,198	2,905	$ 184,959
Reinvestment of distributions	158	4,061	—	—
Shares repurchased and cross class conversions	(1,318)	(52,635)	(3,530)	(211,191)
Net Increase / (Decrease)	(633)	$ (27,376)	(625)	$ (26,232)
Class I
Shares sold and cross class conversions	1,717	$ 71,240	10,679	$ 713,179
Reinvestment of distributions	349	9,642	—	—
Shares repurchased and cross class conversions	(6,295)	(267,049)	(12,531)	(789,864)
Net Increase / (Decrease)	(4,229)	$ (186,167)	(1,852)	$ (76,685)
Class R6
Shares sold and cross class conversions	183	$ 7,534	310	$ 19,485
Reinvestment of distributions	13	361	—	—
Shares repurchased and cross class conversions	(106)	(4,027)	(28)	(1,730)
Net Increase / (Decrease)	90	$ 3,868	282	$ 17,755
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

Note 6. 10% Shareholders
As of June 30, 2022, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Ceredex Large-Cap Value Equity Fund	16%	1
Ceredex Mid-Cap Value Equity Fund	39	2
Ceredex Small-Cap Value Equity Fund	38	2
SGA International Growth Fund	36	3
Silvant Large-Cap Growth Stock Fund	55	1
Silvant Small-Cap Growth Stock Fund	51	2
Zevenbergen Innovative Growth Stock Fund	30	2
*	None of the accounts are affiliated.
Note 7. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
42

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
At June 30, 2022, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
Ceredex Small-Cap Value Equity Fund	Industrials	28%
Silvant Large-Cap Growth Stock Fund	Information Technology	47
Zevenbergen Innovative Growth Stock Fund	Information Technology	48
Zevenbergen Innovative Growth Stock Fund	Consumer Discretionary	31
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2022, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 9, 2023. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended June 30, 2022, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Ceredex Small-Cap Value Equity Fund	$ —(1)	$6,700	1.38%	1
Zevenbergen Innovative Growth Stock Fund	13	7,139	1.37	49
(1)	Amount is less than $500.
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ceredex Large-Cap Value Equity Fund	$ 922,103	$ 55,007	$ (128,481)	$ (73,474)
Ceredex Mid-Cap Value Equity Fund	2,894,961	113,070	(290,773)	(177,703)
Ceredex Small-Cap Value Equity Fund	269,469	29,980	(25,465)	4,515
SGA International Growth Fund	36,149	5,816	(4,368)	1,448
Silvant Large-Cap Growth Stock Fund	42,490	59,144	(6,451)	52,693
Silvant Small-Cap Growth Stock Fund	15,170	5,802	(2,149)	3,653
Zevenbergen Innovative Growth Stock Fund	426,387	80,240	(136,374)	(56,134)
43

VIRTUS ASSET TRUST  NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
44

RESULTS OF SHAREHOLDER MEETING
VIRTUS ASSET TRUST
JUNE 28, 2022
(Unaudited)
At a special meeting of shareholders of Virtus Asset Trust (the “Trust”), held on June 28, 2022, shareholders voted on a proposal to elect seven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected. Following are the results of that vote:
Nominee	Votes For	Votes Withheld
Sarah E. Cogan	4,890,930,087.82	68,738,433.26
Deborah A. DeCotis	4,890,969,646.70	68,698,874.38
F. Ford Drummond	4,884,559,884.81	75,108,636.27
Sidney E. Harris	4,880,015,168.29	79,653,352.79
Connie D. McDaniel	4,890,997,231.22	68,671,289.86
R. Keith Walton	4,881,795,335.92	77,873,185.16
Brian T. Zino	4,342,447,197.67	617,221,323.41
Shareholders of the Trust voted to elect each of the individuals listed above as Trustees of the Trust.
In addition, at the same special meeting, shareholders of Virtus Ceredex Mid-Cap Value Equity Fund voted on a proposal to permit Virtus Fund Advisers, LLC, to hire, terminate and replace subadvisers for the Funds or to modify subadvisory agreements for the Funds without shareholder approval, and to permit the Funds to disclose advisory and subadvisory fee information in an aggregated manner. Following are the results of that vote:
Votes For	Votes Against	Abstain
1,064,791,867.79 or 69.194% of Shares Voted	23,472,875.44 or 1.526% of Shares Voted	9,744,527.87 or 0.633% of Shares Voted
Shareholders of Virtus Ceredex Mid-Cap Value Equity Fund voted to approve the above proposal.
45

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 23-25, 2022, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2021 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.
46

Virtus SGA International Growth Fund,
a series of Virtus Asset Trust
(unaudited)
Supplement dated June 30, 2022, to the Summary Prospectus and the Virtus Asset Trust
Statutory Prospectus, each dated April 28, 2022, as supplemented
IMPORTANT NOTICE TO INVESTORS
As previously announced, effective June 30, 2022, Gordon M. Marchand is no longer a portfolio manager of the Virtus SGA International Growth Fund (the “Fund”), and Kishore Rao is added as a portfolio manager of the Fund.
The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:
•Tucker Brown, Portfolio Manager and Principal of SGA. Mr. Brown has served as a Portfolio Manager of the fund since June 2019.
•Alexandra Lee, Portfolio Manager and Principal of SGA. Ms. Lee has served as a Portfolio Manager of the fund since June 2019.
•Kishore Rao, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Mr. Rao has served as a Portfolio Manager of the fund since June 2022.
The row for the Fund in the table under “SGA” on page 116 of the Fund’s statutory prospectus is hereby replaced with the following:
Virtus SGA International Growth Fund	Tucker Brown (since June 2019)
Alexandra Lee (since June 2019)
Kishore Rao (since June 2022)
In the narrative under the referenced table with respect to the SGA portfolio managers, the biography of Mr. Marchand is hereby removed and the following biography for Mr. Rao is hereby inserted:
Kishore Rao. Mr. Rao is an Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Prior to joining the firm in 2004, he was a member of the investment team at Trident Capital, an Investment Analyst at Tiger Management and an Analyst at Wellington Management. Mr. Rao was a Founder and General Manager of the Street Events division of Corporate Communications Broadcast Network.
Investors should retain this supplement with the Prospectuses for future reference.
VAT 8622 SGA International Growth Fund PM Change (6/2022)

THIS PAGE INTENTIONALLY BLANK.

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8623	08-22

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Asset Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 9/1/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 9/1/22

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer (principal financial officer)

Date 9/1/22

*	Print the name and title of each signing officer under his or her signature.